[LOGO OF NORTH AMERICAN            REPORT TO
FUNDS APPEARS HERE]                SHAREHOLDERS






North American Funds(R)                   Semi-Annual Report    April 30, 1998


                                   Unaudited
                                   Financial
                                   Statements

NORTH AMERICAN FUNDS
President's Message
--------------------------------------------------------------------------------



June 15, 1998

Dear Shareholders:

The financial markets exhibited continued strength during the six-month period ending April 30, 1998. Driving this performance was the strong U.S. economy. Inflation, unemployment and interest rates remained at their lowest points in years. All of this good news was tempered, however, by the continuing financial uncertainty in Asia.

At North American Funds, we've developed two innovative mutual funds to leverage the earnings growth potential of many companies in today's market. Therefore, we are pleased to announce the launch of the Tax-Sensitive Equity Fund and the Emerging Growth Fund. We believe these two new funds will expand your investment choices to enable you to better diversify your portfolio and to take advantage of current market opportunities. These funds are discussed in greater detail on the following two pages.

The Tax-Sensitive Equity Fund seeks to maximize after-tax total returns while continuing to emphasize long-term capital growth. Given the significant changes to the capital gains structure and record distributions being paid out by many mutual fund companies, North American Funds has responded with a fund that focuses on the most important return results -- what's left after taxes. Standish, Ayer & Wood, Inc., a premier manager of tax-sensitive accounts for institutions and private clients, was selected by North American to manage this Fund because of their specialized investment approach to maximizing after-tax returns.

The Emerging Growth Fund seeks capital appreciation through investments in small to mid-sized domestic companies with emerging or renewed growth potential. With the record returns of the S&P 500 over the last three years, the relative earnings growth of small cap companies versus large cap companies is beginning to be recognized in the marketplace. Warburg Pincus Asset Management, a well-known and experienced small-cap manager, was selected to manage the Emerging Growth Fund because of their in-depth knowledge of new start-up companies.

At North American Funds, we continually strive to be your first choice when it comes to mutual fund investing. During the remainder of 1998, we plan to bring you more exciting news on the product development front. Our mission is simple and straightforward -- to provide you with exceptional, disciplined and varied investment management expertise -- in one mutual fund family.

If you have questions regarding your investments or our two new funds, please call your investment representative or our customer service team at 1-800-872-8037. Thank you for choosing North American Funds. We look forward to serving your investment needs.

Sincerely,


/s/ Bradford K. Gallagher

Bradford K. Gallagher
President, North American Funds

                              North American Funds
                              Emerging Growth Fund

--------------------------------------------------------------------------------

-------------------------

        [PHOTO OF
   ELIZABETH B. DATER
      APPEARS HERE]

-------------------------
   Elizabeth B. Dater
 Senior Managing Director
  Emerging Growth Fund


What do Microsoft, Federal Express, and Wal-Mart have in common? They were all once emerging growth companies. The North American Emerging Growth Fund provides investors with the opportunity to invest in companies that could potentially become the household names of the future.

Over the past ten years, small company growth funds have outperformed all other domestic growth fund categories. /(1)/

In today's rising stock market, emerging growth stocks remain one of the few remaining bargains. Small-cap companies' earnings are currently surpassing that of large-cap stocks. And, small-cap valuations remain attractive especially when compared to larger, blue chip stocks.

--------------------------------------------------------------------------------

Portfolio Manager Commentary

For the four months ended April 30, 1998, the Fund experienced, in general, healthy gains for the small company stocks in which the Fund invests. Supporting the group were small-caps' continued strong earnings gains vs. those of large companies and their relatively attractive valuations. The Fund's performance was impacted late in the period by investors' general preference for larger, more-liquid issues, a result of renewed concerns regarding Asia's financial crisis.

Some of the best performers for the Fund were financial stocks, which benefited from a favorable interest-rate environment, strong earnings growth, and merger & acquisition activity. Other areas of strength were business services, technology, healthcare, leisure and entertainment.

Looking ahead, our outlook for emerging-growth companies through the remainder of 1998 and beyond remains positive. Earnings growth for small-cap and aggressive-growth companies continues to exceed that of larger companies, and relative equity valuations (e.g., price-to-earnings multiples) for the group are more attractive than they have been since 1990. Ms. Dater believes that some of the best opportunities continue to be found among the business services, healthcare, and financial sectors.


--------------------------------------------------------------------------------

                                Top Ten Holdings
                                 April 30, 1998

                                                 % of Portfolio
                                                 --------------
                    McLeod USA Inc.                       2.80%

                    Avant Corp.                           2.65%

                    Kroll O Gara Co.                      2.59%

                    Interface Inc.                        2.58%

                    Iron Mountain Inc.                    2.55%

                    Transaction Sys. Architects           2.55%

                    Metro Networks Inc.                   2.42%

                    Metals USA Inc.                       2.37%

                    Staples Inc.                          2.25%

                    National Instrs. Corp                 2.16%

--------------------------------------------------------------------------------

                             Sector Diversification
                                 April 30, 1998

                           [PIE CHART APPEARS HERE]

                      Consumer Basics                 12.13%

                      Cash                            20.65%

                      Consumer Non-Durables            5.81%

                      Consumer Services                3.32%

                      Utilities                        2.80%

                      Transportation                   1.52%

                      Energy                           3.24%

                      Finance                          1.90%

                      Gen Business                    14.31%

                      Technology                      21.63%

                      Shelter                          2.13%

                      Miscellaneous                   10.56%

--------------------------------------------------------------------------------

                              North American Funds
                            Tax-Sensitive Equity Fund

--------------------------------------------------------------------------------
-------------------------

        [PHOTO OF
LAURENCE A. MANCHESTER
      APPEARS HERE]

-------------------------
Laurence A. Manchester, CFA
      Portfolio Manager
   Tax-Sensitive Equity Fund

Are you tired of sacrificing a portion of your investment return to taxes? The North American Tax-Sensitive Equity Fund is managed to maximize after-tax returns while focusing on long-term growth.

It's estimated that in 1997, investors in the 10 largest growth funds sacrificed, on average, about 16% of their total returns to taxes./(2)/

Given the high level of capital gains distributions currently being paid out, it is more important than ever to take advantage of the recent changes made to our tax laws. The North American Tax-Sensitive Equity Fund attempts to minimize taxes by steering away from dividend and short-term capital gains and by keeping portfolio turnover rates low.

--------------------------------------------------------------------------------

 Portfolio Manager Commentary

 For the four months ended April 30, 1998, the Fund experienced strong performance that was aided by stocks in the capital goods, growth cyclical, healthcare and financial sectors. Our exposure to real estate investment trusts had a negative impact on performance. However, we continue to view this sector as defensive. It was an important portfolio component during recent market volatility given the higher yields of these stocks. The real estate industry is a fragmented one with only a small percentage of real estate in public hands. It is ripe for continued consolidation and the shares should have good price appreciation.

 Inflation, interest rates, and liquidity remain positive influences on the stock market. However, slowing corporate profits and turmoil in Southeast Asia could cause the stock market's returns to be weaker than they have been in the recent past.

 The Fund is strongly positioned for the future as it is built from a bottom-up approach that has identified growing companies selling at below-market price/earnings multiples. Given the increased volatility we expect in the market, our lower P/E-diversified portfolio is one we believe positions us well relative to the market over the long-term. As importantly, we feel the outlook for the fund is positive and it will continue to pursue the objective of minimizing capital gains to improve after-tax returns.

--------------------------------------------------------------------------------

                                Top Ten Holdings
                                 April 30, 1998


                                                  % of
                                              Common Stocks
                                              -------------

                       Cranc Company                   3.0%

                       United Technologies             3.0%

                       Reliastar Financial             3.0%

                       Precision Castparts             3.0%

                       American Power Conv.            2.9%

                       Owens Illinois                  2.9%

                       Belden                          2.9%

                       SCI Systems                     2.9%

                       Lancaster Colony Corp.          2.8%

                       Conseco                         2.8%

--------------------------------------------------------------------------------

                             Sector Diversification
                                 April 30, 1998

                           [PIE CHART APPEARS HERE]

                         REITs                      2.12%

                         Energy                     6.35%

                         Basic Industry             2.36%

                         Financial                 20.06%

                         Capital Goods             13.71%

                         Services                   2.75%

                         Healthcare                 5.23%

                         Technology                17.28%

                         Consumer Staple           15.86%

                         Early Cyclical             5.02%

                         Growth Cyclical            9.28%

--------------------------------------------------------------------------------

                              North American Funds
                                   DISCLOSURE

Disclosure for Emerging Growth Fund and Tax-Sensitive Equity Fund
-----------------------------------------------------------------

The investment return and principal value of an investment in a North American Fund will fluctuate with market conditions so that shares, when redeemed, may be worth more or less than the original cost. Past performance is no guarantee of future results.

Top ten holdings and diversification are presented to illustrate the securities in which the Fund is invested and may not be representative of future investments. The holdings do not include the Fund's entire investment portfolio and may change at any time.

Portfolio Manager commentary is the sole opinion of the portfolio manager and not a guarantee of future events.

Additional Disclosure for Emerging Growth Fund
----------------------------------------------

/1/ Morningstar, Inc.(C) 1998. Although gathered by reliable sources, data accuracy and completeness cannot be guaranteed. All rights reserved. Data for the 10-year period ended 12/31/97. Morningstar Small Cap Growth Category represents 212 funds.


Additional Disclosure for Tax-Sensitive Equity Fund
---------------------------------------------------

/2/ Morningstar, Inc.(C) 1998. Although gathered by reliable sources, data accuracy and completeness cannot be guaranteed. All rights reserved. Average returns for the 10 largest funds in terms of assets in the Growth Category as defined by Morningstar.

                              North American Funds
                                   DISCLOSURE

Disclosure for both funds.
--------------------------

The investment return and principal value of an investment in a North American Fund will fluctuate with market conditions so that shares, when redeemed, may be worth more or less than the original cost. Past performance is no guarantee of future results.

Top ten holdings, sector weightings, and portfolio composition are presented to illustrate the securities in which the Fund is invested and may not be representative of future investments. The holdings do not include the Fund's entire investment portfolio and may change at any time.

Portfolio Manager commentary is the sole opinion of the portfolio manager and not a guarantee of future events.

Additional Disclosure for Emerging Growth
-----------------------------------------

/1/Morningstar, Inc.(C) 1998. Although gathered by reliable sources, data accuracy and completeness cannot be guaranteed. All rights reserved. Data for the 10-year period ended 12/31/97. Morningstar Small Cap Growth category represents 212 funds.


Additional Disclosure for Tax-Sensitive
---------------------------------------

/1/ Morningstar, Inc.(C) 1998. Although gathered by reliable sources, data accuracy and completeness cannot be guaranteed. All rights reserved. Average returns for the 10 largest funds in terms of assets in each category as defined by Morningstar.

NORTH AMERICAN FUNDS
INDEX TO SEMI-ANNUAL REPORT
April 30, 1998
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----

Statements of Assets and Liabilities .................................        1

Statements of Operations .............................................        7

Statements of Changes in Net Assets ..................................       10

Financial Highlights .................................................       14

Portfolio of Investments:

    International Small Cap Fund .....................................       31

    International Growth and Income Fund .............................       32

    Global Equity Fund ...............................................       34

    Emerging Growth Fund .............................................       36

    Small/Mid Cap Fund ...............................................       37

    Growth Equity Fund ...............................................       38

    Tax-Sensitive Equity Fund ........................................       39

    Growth and Income Fund ...........................................       40

    Equity-Income Fund ...............................................       42

    Balanced Fund ....................................................       44

    Strategic Income Fund ............................................       46

    Investment Quality Bond Fund .....................................       49

    National Municipal Bond Fund .....................................       52

    U.S. Government Securities Fund ..................................       53

    Money Market Fund ................................................       54

Notes to Financial Statements ........................................       56

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES -- APRIL 30, 1998 -- (Unaudited)
--------------------------------------------------------------------------------

                                                        International   International        Global      Emerging       Small/Mid
                                                          Small Cap       Growth and         Equity       Growth           Cap
                                                            Fund         Income Fund          Fund         Fund            Fund
                                                        -------------   -------------     ------------  -----------     -----------
ASSETS:
-------
Investments in securities, at value*
  (See accompanying Portfolio of Investments)..........  $20,574,842      $34,498,055     $151,175,006     $260,884     $38,290,686
Receivable for forward foreign currency contracts
  to sell (Notes 2 and 7)..............................          ---       14,339,283        8,602,798          ---             ---
Forward foreign currency contracts to buy, at value
  (Cost: $3,366 and $7,183,328, respectively)
  (Notes 2 and 7)......................................        3,367        7,156,324              ---          ---             ---
Cash...................................................          497              ---              ---       67,895             ---
Foreign currency (Cost: $181,142, $376,806, and
  $153,068, respectively)..............................      181,506          375,089          153,134           --             ---
Receivables:
   Investments sold....................................       27,824          848,281        3,256,544        1,494         248,117
   Fund shares sold....................................       20,000           83,674            5,640          ---          96,877
   Dividends...........................................       16,330           73,645          464,949            9          13,007
   Interest............................................        3,171              435                4          ---           3,058
   Foreign tax withholding reclaims....................        9,099           17,653           31,951          ---             ---
   From adviser........................................        4,259            2,514           13,655        6,680           6,680
Other assets...........................................       34,612           29,065           42,417        5,042          37,146
                                                         -----------      -----------     ------------    ---------     -----------
       Total assets....................................   20,875,507       57,424,018      163,746,098      342,004      38,695,571
                                                         -----------      -----------     ------------    ---------     -----------

LIABILITIES:
------------
Forward foreign currency contracts to sell, at
  value (Cost: $14,339,283 and $8,602,798,
  respectively) (Notes 2 and 7)........................          ---       14,346,341        8,720,522          ---             ---
Payables:
    Forward foreign currency contracts to buy
     (Notes 2 and 7)...................................        3,366        7,183,328              ---          ---               0
    Investments purchased..............................       24,617              ---          486,250        9,508         250,303
    Fund shares redeemed...............................        5,067              ---           50,832          ---          18,407
    Dividend and interest withholding tax..............        3,207            6,638           37,829          ---             ---
    Investment adviser.................................       15,611           22,842          105,547          208          27,548
    Custodian and transfer agent fees..................       13,947              329           24,660        3,359           3,892
    Securities lending.................................    2,717,979        5,428,098       11,214,867          ---       2,741,407
    Distribution fee...................................        8,405           14,546           41,459          161          15,024
    Due to custodian...................................          ---          113,411        1,895,732          ---           1,000
    Other accrued expenses.............................       13,623           35,495          113,113          ---          35,061
                                                         -----------      -----------     ------------    ---------     -----------
       Total liabilities...............................    2,805,822       27,151,028       22,690,811       13,236       3,092,642
                                                         -----------      -----------     ------------    ---------     -----------
NET ASSETS.............................................  $18,069,685      $30,272,990     $141,055,287     $328,768     $35,602,929
                                                         -----------      -----------     ------------    ---------     -----------


NET ASSETS CONSIST OF:
----------------------
    Undistributed net investment income/(loss)
       (Note 2)........................................    ($67,509)         $151,126       ($281,877)       ($683)      ($236,758)
    Accumulated undistributed net realized gain
       (loss) on investments, foreign currency and
       forward foreign currency contracts..............    (129,836)        (470,729)        4,994,194      (1,919)       2,255,986
    Unrealized appreciation (depreciation) on:
       Investments.....................................    3,459,010        3,544,841       36,290,488       23,047       6,348,494
       Foreign currency and forward foreign currency
        contracts......................................          288         (37,835)        (125,963)          ---             ---
    Capital shares at par value of $.001 (Note 3)......        1,136            2,675            7,855           29           2,082
    Additional paid-in capital.........................   14,806,596       27,082,912      100,170,590      308,294      27,233,125
                                                         -----------      -----------     ------------    ---------     -----------
       Net assets......................................  $18,069,685      $30,272,990     $141,055,287     $328,768     $35,602,929
                                                         -----------      -----------     ------------    ---------     -----------
*Investments in securities, at identified cost
   (Note 2)............................................  $17,115,832      $30,953,214     $114,884,518     $237,837     $31,942,192
                                                         -----------      -----------     ------------    ---------     -----------

The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES -- APRIL 30, 1998 (Unaudited) -- continued
--------------------------------------------------------------------------------

                                                     International  International      Global         Emerging    Small/Mid
                                                       Small Cap     Growth and        Equity          Growth        Cap
                                                         Fund        Income Fund        Fund            Fund         Fund
                                                     -------------  -------------   -----------       --------    ----------
NET ASSET VALUES:
-----------------
Class A Shares
  Net assets at value ............................     $2,430,234    $ 4,290,277    $35,998,494       $127,007    $ 4,890,825
  Shares outstanding .............................        150,753        378,156      1,995,484         11,267        282,130

Net asset value (NAV) and redemption
 price per share .................................     $    16.12    $     11.35    $     18.04       $  11.27    $     17.34
                                                       ----------    -----------    -----------       --------    -----------

Public offering price per share (100/95.25 of NAV)
  On sales of $100,000 or more the offering
   price is reduced ..............................     $    16.92    $     11.91    $     18.94       $  11.83    $     18.20
                                                       ----------    -----------    -----------       --------    -----------



Class B Shares
  Net assets at value ............................     $8,134,240    $16,728,591    $37,704,152       $ 70,264    $14,669,796
  Shares outstanding .............................        512,144      1,478,685      2,107,375          6,237        859,584

Net asset value, offering price and redemption
 price per share .................................     $    15.88    $     11.31    $     17.89       $  11.27    $     17.07
                                                       ----------    -----------    -----------       --------    -----------



Class C Shares
  Net assets at value ............................     $7,505,211    $ 9,254,122    $67,352,641       $131,497    $16,042,308
  Shares outstanding .............................        472,330        816,901      3,751,236         11,671        938,675

Net asset value, offering price and redemption
 price per share .................................     $    15.89    $     11.33    $     17.95       $  11.27    $     17.09
                                                       ----------    -----------    -----------       --------    -----------


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES -- APRIL 30, 1998 (Unaudited) -- continued
--------------------------------------------------------------------------------

                                                       Growth         Tax-Sensitive    Growth and        Equity-
                                                       Equity            Equity          Income          Income         Balanced
                                                        Fund              Fund            Fund            Fund             Fund
                                                     -----------      -------------   ------------     ------------    ------------
ASSETS:
-------
Investments in securities, at value* (Includes
   a repurchase agreement of $275,000 in the
   Tax-Sensitive Equity Fund) (See accompanying
   Portfolio of Investments) .....................   $33,001,291       $2,479,418     $247,448,401     $202,167,624    $108,192,683
Cash .............................................           807              204              182              545              52
Foreign currency (Cost: $10,081, $1,817,
   $109, and $22,137, respectively) ..............         9,933              ---            1,456              109          22,109
Receivables:
   Investments sold ..............................       250,722              ---          339,214          107,125         696,589
   Fund shares sold ..............................         2,766          105,946          776,324          202,401          20,669
   Dividends .....................................        14,369              479          301,232          284,158         141,124
   Interest ......................................           107               38              793               60         368,493
   Foreign tax withholding reclaims ..............           900              ---              ---            3,884          21,587
   From adviser ..................................         5,416            8,446           24,563            6,982          13,547
Other assets .....................................        34,119            4,079           50,168           46,048          34,731
                                                     -----------       ----------     ------------     ------------    ------------
       Total assets ..............................    33,320,430        2,598,610      248,942,333      202,818,936     109,511,584
                                                     -----------       ----------     ------------     ------------    ------------

LIABILITIES:
------------
Payables:
    Investments purchased ........................       372,108          192,175        1,185,134              ---         144,858
    Fund shares redeemed .........................           ---              ---           33,777           79,205         102,183
    Dividend and interest withholding tax ........           404                5            3,875            1,549          11,159
    Investment adviser ...........................        22,328            1,206          131,978          114,820          62,774
    Custodian and transfer agent fees ............         3,029            3,466           26,348           25,776          25,126
    Securities lending ...........................     2,544,356              ---        6,550,969       12,305,022       5,449,285
    Distribution fee .............................        13,074              976           72,203           49,234          22,274
    Other accrued expenses .......................        32,922              ---          175,576          150,806          84,310
                                                     -----------       ----------     ------------     ------------    ------------
       Total liabilities .........................     2,988,221          197,828        8,179,860       12,726,412       5,901,969
                                                     -----------       ----------     ------------     ------------    ------------
NET ASSETS .......................................   $30,332,209       $2,400,782     $240,762,473     $190,092,524    $103,609,615
                                                     -----------       ----------     ------------     ------------    ------------

NET ASSETS CONSIST OF:
----------------------
    Undistributed net investment income/(loss)
      (Note 2) ...................................    ($107,354)         ($1,607)       ($230,425)         $591,781        $446,552
    Accumulated undistributed net realized
       gain (loss) on investments, foreign
       currency and forward foreign currency
       contracts..................................     1,545,136         (14,177)        2,616,448        6,082,469       8,006,921
    Unrealized appreciation (depreciation) on:
       Investments ...............................     5,298,375           42,704       91,023,780       41,623,865       6,484,281
       Foreign currency and forward foreign
         currency contracts ......................         (137)              ---            (361)             (35)           (414)
    Capital shares at par value of $.001 (Note 3).         1,663              218            9,916           10,344           9,053
    Additional paid-in capital ...................    23,594,526        2,373,644      147,343,115      141,784,100      88,663,222
                                                     -----------       ----------     ------------     ------------    ------------
       Net assets ................................   $30,332,209       $2,400,782     $240,762,473     $190,092,524    $103,609,615
                                                     -----------       ----------     ------------     ------------    ------------
*Investments in securities, at identified
    cost (Note 2) ................................   $27,702,916       $2,436,715     $156,424,621     $160,543,759    $101,708,402
                                                     -----------       ----------     ------------     ------------    ------------

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES -- APRIL 30, 1998 (Unaudited) -- continued
--------------------------------------------------------------------------------



                                                            Growth       Tax-Sensitive    Growth and       Equity-
                                                            Equity          Equity          Income         Income         Balanced
                                                             Fund            Fund            Fund           Fund            Fund
                                                          ----------     -------------    ----------     -----------     ----------
NET ASSET VALUES:
----------------
Class A Shares
  Net assets at value ..............................      $3,926,849      $1,013,984    $ 45,222,154     $41,449,261     $14,211,539
  Shares outstanding ...............................         213,051          92,029       1,854,822       2,246,906       1,247,680


Net asset value (NAV) and redemption
  price per share ..................................      $    18.43      $    11.02    $      24.38     $     18.45     $     11.39
                                                          ----------      ----------    ------------     -----------     -----------

Public offering price per share (100/95.25 of NAV)
  On sales of $100,000 or more the offering
    price is reduced ...............................      $    19.35      $    11.57    $      25.60     $     19.37     $     11.96
                                                          ----------      ----------    ------------     -----------     -----------




Class B Shares
  Net assets at value ..............................     $11,334,691      $1,057,034    $ 74,624,264     $42,125,898     $20,000,383
  Shares outstanding ...............................         621,522          95,936       3,083,155       2,302,763       1,762,972

Net asset value, offering price and redemption
  price per share ..................................     $     18.24      $    11.02    $      24.20     $     18.29     $     11.34
                                                         -----------      ----------    ------------     -----------     -----------



Class C Shares
  Net assets at value ..............................     $15,070,669      $  329,764    $120,916,055    $106,517,365     $69,397,693
  Shares outstanding ...............................         826,966          29,928       4,975,663       5,791,006       6,041,194

Net asset value, offering price and redemption
  price per share ..................................     $     18.22      $    11.02    $      24.30    $      18.39     $     11.49
                                                         -----------      ----------    ------------    ------------     -----------

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - APRIL 30, 1998 (Unaudited) -- continued
--------------------------------------------------------------------------------


                                                                       Investment       National          U. S.
                                                      Strategic         Quality         Municipal       Government        Money
                                                       Income            Bond             Bond          Securities        Market
                                                        Fund             Fund             Fund             Fund            Fund
                                                    ------------      -----------      -----------     ------------     -----------
ASSETS:
------
Investments in securities, at value* (Includes a
   repurchase agreement of $16,274,000, $176,000,
   and $23,433,000 in the Strategic Income Fund,
   Investment Quality Bond Fund, and U.S. Government
   Securities Fund, respectively) (See accompanying
   Portfolio of Investments) ...................... $115,410,526      $17,211,070      $16,552,307     $111,178,645     $20,382,103
Receivable for forward foreign currency contracts
   to sell (Notes 2 and 7) ........................   10,307,253              ---              ---              ---             ---
Forward foreign currency contracts to buy, at
   value (Cost: $9,138,664) (Notes 2 and 7) .......    9,082,339              ---              ---              ---             ---
Cash ..............................................          382              223              ---              826           7,259
Foreign currency (cost: $1,048,903) ...............    1,051,434               --              ---              ---             ---
Receivables:
   Investments sold ...............................    3,595,200            4,450              ---        1,739,705             ---
   Fund shares sold ...............................      270,127           49,041              ---           21,247             ---
   Dividends ......................................          867              ---              ---               --             ---
   Interest .......................................    1,508,048          286,458          251,031          450,495         125,561
   From adviser ...................................        4,531            4,763            2,571           46,942           5,799
Other assets ......................................       41,078           31,163           28,798           42,753          39,477
                                                    ------------      -----------      -----------     ------------     -----------
       Total assets ...............................  141,271,785       17,587,168       16,834,707      113,480,613      20,560,199
                                                    ------------      -----------      -----------     ------------     -----------

LIABILITIES:
-----------
Forward foreign currency contracts to sell, at
  value (Cost: $10,307,253) (Notes 2 and 7) .......   10,287,744              ---              ---              ---             ---
Payables:
    Forward foreign currency contracts to buy
     (Notes 2 and 7) ..............................    9,138,664              ---              ---              ---             ---
    Investments purchased .........................   20,315,555              ---              ---       26,848,283             ---
    Fund shares redeemed ..........................       67,742              ---            5,148           18,663             ---
    Dividends .....................................      441,459           97,210           62,002          459,777          77,854
    Dividend and interest withholding tax .........        1,361               --              ---               --             ---
    Investment adviser ............................       52,254            8,118            8,337           45,950           4,056
    Custodian and transfer agent fees .............       11,319           13,107            8,219           16,403          11,536
    Securities lending ............................   13,751,685        1,059,925                0        9,293,178             ---
    Distribution fee ..............................       39,625            4,294                0           17,394             ---
    Due to custodian...............................          ---              ---           18,304              ---             ---
    Other accrued expenses ........................       69,941           12,224           17,871           68,745          12,900
                                                    ------------      -----------      -----------     ------------     -----------
       Total liabilities ..........................   54,177,349        1,194,878          119,881       36,768,393         106,346
                                                    ------------      -----------      -----------     ------------     -----------
NET ASSETS ........................................  $87,094,436      $16,392,290      $16,714,826      $76,712,220     $20,453,853
                                                    ------------      -----------      -----------     ------------     -----------
NET ASSETS CONSIST OF:
Undistributed net investment income/(loss)
 (Note 2) .........................................     ($65,373)          $1,188            ($474)       ($258,268)            ---
    Accumulated undistributed net realized gain
       (loss) on investments, foreign currency and
       forward foreign currency contracts .........    1,355,953         (455,908)         (35,308)      (1,523,722)            ---
    Unrealized appreciation (depreciation) on:
       Investments ................................    1,560,412          423,980          882,874          446,216             ---
       Foreign currency and forward foreign currency
        contracts .................................      (33,434)             ---              ---               --             ---
    Capital shares at par value of $.001 (Note 3) .        8,921            1,553            1,651            7,707         $20,454
    Additional paid-in capital ....................   84,267,957       16,421,477       15,866,083       78,040,287      20,433,399
                                                    ------------      -----------      -----------     ------------     -----------
       Net assets .................................  $87,094,436      $16,392,290      $16,714,826      $76,712,220     $20,453,853
                                                    ------------      -----------      -----------     ------------     -----------
*lnvestments in securities, at identified cost
    (Note 2) ...................................... $113,850,114      $16,787,090      $15,669,433     $110,732,429     $20,382,103
                                                    ------------      -----------      -----------     ------------     -----------

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES -- APRIL 30,1998 (Unaudited) -- continued
--------------------------------------------------------------------------------


                                                                       Investment       National          U.S.
                                                       Strategic        Quality         Municipal      Government        Money
                                                        Income            Bond            Bond         Securities        Market
                                                         Fund             Fund            Fund            Fund            Fund
                                                      -----------      ----------      ----------     -----------      -----------
NET ASSET VALUES:
----------------
Class A Shares
  Net assets at value ..............................  $16,927,941      $6,714,838      $5,937,213     $49,905,748      $10,210,118
  Shares outstanding ...............................    1,733,740         635,098         586,318       5,015,585       10,210,119

Net asset value (NAV) and redemption
  price per share ..................................  $      9.76      $    10.57      $    10.13     $      9.95      $      1.00
                                                      -----------      ----------      ----------     -----------      -----------

Public offering price per share (100/95.25 of NAV)
  On sales of $100,000 or more the offering
    price is reduced ...............................  $     10.25      $    11.10      $    10.63     $     10.45      $      1.00
                                                      -----------      ----------      ----------     -----------      -----------

Class B Shares
  Net assets at value ..............................  $33,809,405      $4,653,132      $5,554,147     $14,717,650      $ 3,904,608
  Shares outstanding ...............................    3,462,959         440,304         548,571       1,480,230        3,904,608

Net asset value, offering price and redemption
  price per share ..................................  $      9.76      $    10.57      $    10.12     $      9.94      $      1.00
                                                      -----------      ----------      ----------     -----------      -----------

Class C Shares
  Net assets at value ..............................  $36,357,090      $5,024,320      $5,223,466     $12,088,822      $ 6,339,127
  Shares outstanding ...............................    3,723,849         475,444         515,914       1,215,823        6,339,044

Net asset value, offering price and redemption
  price per share ..................................  $      9.76      $    10.57      $    10.12     $      9.94      $      1.00
                                                      -----------      ----------      ----------     -----------      -----------

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                     International    International       Global         Emerging      Small/Mid
                                                       Small Cap       Growth and         Equity          Growth          Cap
                                                         Fund          Income Fund         Fund           Fund**          Fund
                                                     ------------     ------------     ------------    ------------   ------------
INVESTMENT INCOME:
------------------

  Interest ......................................         $77,981         $484,408          $15,819            $331        $54,744
  Dividends (Net of $7,749, $26,664 and $65,771
   foreign withholding tax in the International
   Small Cap, International Growth and Income and
   Global Equity Funds, respectively) ...........          64,011          231,484        1,874,942              43         67,163
                                                     ------------     ------------     ------------    ------------   ------------
    Total income ................................         141,992          715,892        1,890,761             374        121,907
                                                     ------------     ------------     ------------    ------------   ------------

EXPENSES:
---------

   Distribution for Class A .....................           4,943            7,887           58,015             118          8,301
   Distribution for Class B .....................          37,266           80,477          169,472              91         64,940
   Distribution for Class C .....................          35,155           43,377          314,816             115         72,237
   Investment adviser fee (Note 5) ..............          90,871          131,749          585,041             516        148,828
   Custodian fee ................................          17,852           10,260           52,457           8,778         17,852
   Transfer agent fee ...........................          23,904           31,238           91,051              --         36,964
   Accounting/administration ....................          13,530           22,885          100,199              58         24,609
   Audit and legal fees .........................           4,509            7,627           33,387              20          8,200
   Miscellaneous ................................           7,450           14,093           55,135              27         13,536
                                                     ------------     ------------     ------------    ------------   ------------
   Expenses before reimbursement by investment
     adviser ....................................         235,480          349,593        1,459,573           9,723        395,467
   Reimbursement of expenses by investment
     adviser (Note 5) ...........................          23,974           11,413            7,216           8,666         36,802
                                                     ------------     ------------     ------------    ------------   ------------
          Net expenses ..........................         211,506          338,180        1,452,357           1,057        358,665
                                                     ------------     ------------     ------------    ------------   ------------
          Net investment income .................         (69,514)         377,712          438,404            (683)      (236,758)
                                                     ------------     ------------     ------------    ------------   ------------


REALIZED AND UNREALIZED GAIN/(LOSS)
-----------------------------------

   Net realized gain (loss) on:
    Investment transactions .....................         471,148          (76,452)       4,996,948          (1,919)     2,260,241
    Foreign currency and forward foreign currency
      contracts .................................         (13,536)        (271,510)          (4,447)             --             --
   Change in unrealized appreciation
   (depreciation) on:
    Investments .................................       2,157,034        4,584,196       18,430,512          23,047      2,280,249
    Translation of foreign currency and forward
      foreign currency contracts ................           3,171         (247,291)        (606,051)             --             --
                                                     ------------     ------------     ------------    ------------   ------------
          Net realized and unrealized gain: .....       2,617,817        3,988,943       22,816,962          21,128      4,540,490
                                                     ------------     ------------     ------------    ------------   ------------
Net increase in net assets resulting from
  operations ....................................      $2,548,303       $4,366,655      $23,255,366         $20,445     $4,303,732
                                                     ------------     ------------     ------------    ------------   ------------

** for the period from January 6, 1998 (Commencement of Operations) through April 30, 1998.

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                           Growth     Tax-Sensitive     Growth and        Equity-
                                                           Equity         Equity          Income          Income         Balanced
                                                            Fund          Fund**           Fund            Fund            Fund
                                                        ------------   ------------    ------------    ------------    ------------
INVESTMENT INCOME:
------------------

  Interest ..........................................        $81,933         $1,030        $109,402         375,043      $1,175,287
  Dividends (Net of $989, $5, $2,111, $11,751 and
   $20,305 foreign withholding tax, respectively) ...        112,633          1,617       1,667,975       2,295,520         574,006
                                                        ------------   ------------    ------------    ------------    ------------
     Total income ...................................        194,566          2,647       1,777,377       2,670,563       1,749,293
                                                        ------------   ------------    ------------    ------------    ------------

EXPENSES:
  Distribution for Class A ..........................          5,950            482          68,291          69,528          22,782
  Distribution for Class B ..........................         50,956            741         317,175         196,898          90,169
  Distribution for Class C ..........................         68,118            171         538,382         502,548         341,741
  Investment adviser fee (Note 5) ...................        122,468          1,945         718,210         653,461         372,723
  Custodian fee .....................................         17,852          8,778          42,027          35,924          19,880
  Transfer agent fee ................................         28,452             --         114,072         110,897          61,367
  Accounting/administration .........................         20,771            165         158,576         136,574          76,181
  Audit and legal fees ..............................          6,920             55          52,812          45,489          25,379
  Miscellaneous .....................................         11,423            105          87,226          75,119          42,083
                                                        ------------   ------------    ------------    ------------    ------------
  Expenses before reimbursement by investment
    adviser..........................................        332,910         12,442       2,096,771       1,826,438       1,052,305
  Reimbursement of expenses by investment adviser
   (Note 5) .........................................         30,990          8,188         132,685          89,990          76,335
                                                        ------------   ------------    ------------    ------------    ------------
          Net expenses ..............................        301,920          4,254       1,964,086       1,736,448         975,970
                                                        ------------   ------------    ------------    ------------    ------------
          Net investment income .....................       (107,354)        (1,607)       (186,709)        934,115         773,323
                                                        ------------   ------------    ------------    ------------    ------------


REALIZED AND UNREALIZED GAIN/(LOSS)
-----------------------------------

  Net realized gain (loss) on:
   Investment transactions ..........................      1,584,816        (14,177)      2,581,741       6,838,619       8,035,851
   Foreign currency and forward foreign currency
    contracts .......................................             21             --              --             (94)        (11,394)

  Change in unrealized appreciation
  (depreciation) on:
   Investments ......................................      3,117,498         42,704      38,221,300      17,771,732       1,802,919
   Translation of foreign currency and forward
    foreign currency contracts ......................           (411)            --            (143)           (722)           (508)

                                                        ------------   ------------    ------------    ------------    ------------
          Net realized and unrealized gain: .........      4,701,924         28,527      40,802,898      24,609,535       9,826,868
                                                        ------------   ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations.     $4,594,570        $26,920     $40,616,189     $25,543,650     $10,600,191
                                                        ------------   ------------    ------------    ------------    ------------

** for the period from January 6, 1998 (Commencement of Operations) through April 30, 1998.

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                             Investment     National         U.S.
                                                               Strategic       Quality      Municipal     Government       Money
                                                                Income          Bond          Bond        Securities       Market
                                                                 Fund           Fund          Fund           Fund           Fund
                                                              -----------    -----------   -----------    -----------    -----------
INVESTMENT INCOME:
------------------

  Interest (Net of $1,293 foreign withholding
   tax in the Strategic Income Fund) ......................    $3,631,545       $662,255      $498,879     $2,835,049       $513,766
  Dividends ...............................................            49          1,406           ---            ---            ---
                                                              -----------    -----------   -----------    -----------    -----------
    Total income ..........................................     3,631,594        663,661       498,879      2,835,049        513,766
                                                              -----------    -----------   -----------    -----------    -----------

EXPENSES:
---------

  Distribution for Class A ................................        28,038         11,920         4,667         89,703            ---
  Distribution for Class B ................................       171,700         23,684        30,613         79,992            ---
  Distribution for Class C ................................       173,899         27,802        26,481         69,355            ---
  Investment adviser fee (Note 5) .........................       310,394         51,326        52,925        242,788         18,166
  Custodian fee ...........................................        34,057          5,039         3,528         16,186          3,633
  Transfer agent fee ......................................        46,217         16,472         6,909         48,033         27,024
  Accounting/administration ...............................        65,199         13,193        13,583         62,522         13,668
  Audit and legal fees ....................................        21,719          4,396         4,525         20,832          4,556
  Miscellaneous ...........................................        36,901          7,278         7,476         33,422          7,560
                                                              -----------    -----------   -----------    -----------    -----------
  Expenses before reimbursement by investment adviser .....       888,124        161,110       150,707        662,833         74,607

  Reimbursement of expenses by investment adviser
   (Note 5) ...............................................        24,755         20,751        13,714         60,577         29,162
                                                              -----------    -----------   -----------    -----------    -----------

          Net expenses ....................................       863,369        140,359       136,993        602,256         45,445
                                                              -----------    -----------   -----------    -----------    -----------

          Net investment income ...........................     2,768,225        523,302       361,886      2,232,793        468,321
                                                             ------------    -----------   -----------    -----------    -----------


REALIZED AND UNREALIZED GAIN/(LOSS)
-----------------------------------

  Net realized gain (loss) on:
   Investment transactions ................................     1,165,517         70,512       178,305        467,813            ---
   Foreign currency and forward foreign currency
    contracts .............................................        86,195            ---           ---            ---            ---
  Change in unrealized appreciation (depreciation) on:
   Investments ............................................       (54,148)        15,679       (90,775)      (312,630)           ---
   Translation of foreign currency and forward
     foreign currency contracts ...........................         8,041           ---            ---            ---            ---
                                                              -----------    -----------   -----------    -----------    -----------

          Net realized and unrealized gain: ...............     1,205,605         86,191        87,530        155,183            ---
                                                              -----------    -----------   -----------    -----------    -----------

Net increase in net assets resulting from operations ......    $3,973,830       $609,493      $449,416     $2,387,976       $468,321
                                                              -----------    -----------   -----------    -----------    -----------

The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                      International                International Growth
                                                     Small Cap Fund                   and Income Fund
                                                -------------------------      ---------------------------
                                                Six Months                      Six Months
                                                  Ended          Year             Ended            Year
                                                 4/30/98         Ended           4/30/98           Ended
                                               (Unaudited)      10/31/91       (Unaudited)        10/31/91
                                              ------------     ----------      -----------        ---------
OPERATIONS:
----------
 Net investment income (loss) .........        ($69,514)       ($120,495)        $377,712         $131,377
 Net realized gain (loss) on:
  lnvestment transactions .............         471,148         (529,214)         (76,452)       2,452,134
  Foreign currency and forward
   foreign currency contracts .........         (13,536)         (39,336)        (271,510)        (148,990)
 Change in unrealized appreciation
 (depreciation) on:
  Investments .........................       2,157,034          942,729        4,584,196       (1,660,231)
  Foreign currency and forward foreign
   currency contracts .................           3,171           (3,105)        (247,291)         118,437
                                          -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets
  resulting from operations ...........       2,548,303          250,579        4,366,655          892,727

 Net equalization credits (charges)
  (Note 2) ............................              --            1,803               --           (9,971)

 DISTRIBUTIONS FROM:
 ------------------
  Net investment income
    Class A ...........................              --               --          (54,479)         (83,820)
    Class B ...........................              --               --          (82,187)        (180,641)
    Class C ...........................              --               --          (43,380)        (105,721)

  Net realized gains on investments and
  foreign currency transactions
    Class A ...........................              --               --         (387,315)        (332,915)
    Class B ...........................              --               --       (1,343,452)      (1,034,399)
    Class C ...........................              --               --         (715,494)        (616,566)

  In excess of net investment income
    Class A ...........................              --               --               --               --

 Increase (decrease) in net assets from
  capital share transactions (Note 3) .      (2,097,089)       4,661,417         (722,713)       1,701,507
                                          -------------    -------------    -------------    -------------
 Increase (decrease) in net assets ....         451,214        4,913,799        1,017,635          230,201
 Net assets at beginning of period ....      17,618,471       12,704,672       29,255,355       29,025,154
                                          -------------    -------------    -------------    -------------
Net assets at end of period ...........     $18,069,685      $17,618,471      $30,272,990      $29,255,355
                                          -------------    -------------    -------------    -------------
Undistributed net investment
  income (loss) .......................        ($67,509)          $2,005)        $151,126         ($46,540)
                                          -------------    -------------    -------------    -------------

                                                                                    Emerging
                                                                                     Growth
                                                    Global Equity Fund                Fund
                                                --------------------------         ----------
                                                 Six Months                          1/06/98*
                                                   Ended           Year                to
                                                  4/30/98          Ended             4/30/98
                                                (Unaudited)       10/31/91         (Unaudited)
                                                -----------      ----------        -----------
OPERATIONS:
----------
 Net investment income (loss) .........          $438,404        ($181,899)           ($683)
 Net realized gain (loss) on:
  lnvestment transactions .............         4,996,948        7,964,844           (1,919)
  Foreign currency and forward
   foreign currency contracts .........            (4,447)         559,899               --
 Change in unrealized appreciation
 (depreciation) on:
  Investments .........................        18,430,512       18,658,707           23,047
  Foreign currency and forward foreign
   currency contracts .................          (606,051)         560,153               --
                                            -------------    -------------    -------------
 Net increase (decrease) in net assets
  resulting from operations ...........        23,255,366       27,561,704           20,445

 Net equalization credits (charges)
  (Note 2) ............................                --         (134,022)              --

 DISTRIBUTIONS FROM:
  Net investment income
    Class A ...........................          (417,000)              --               --
    Class B ...........................          (215,229)              --               --
    Class C ...........................          (376,419)              --               --

  Net realized gains on investments and
  foreign currency transactions
    Class A ...........................        (1,961,256)      (2,895,690)              --
    Class B ...........................        (2,005,883)      (2,872,442)              --
    Class C ...........................        (3,811,416)      (7,051,972)              --

  In excess of net investment income
    Class A ...........................                --          (89,634)              --

 Increase (decrease) in net assets from
  capital share transactions (Note 3) .         2,548,665       (6,894,415)         308,323
                                            -------------    -------------    -------------
 Increase (decrease) in net assets ....        17,016,828        7,623,529          328,768
 Net assets at beginning of period ....       124,038,455      116,414,926               --
                                            -------------    -------------    -------------
Net assets at end of period ...........      $141,055,283     $124,038,455         $328,768
                                            -------------    -------------    -------------
Undistributed net investment
  income (loss) .......................         ($281,877)        $288,367            ($683)
                                            -------------    -------------    -------------

---------------------------------
* Commencement of operations




    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                             Small/Mid Cap Fund                 Growth Equity Fund
                                        ------------------------------    ------------------------------
                                          Six Months                        Six Months
                                            Ended           Year              Ended            Year
                                           4/30/98          Ended            4/30/98          Ended
                                         (Unaudited)       10/31/97        (Unaudited)       10/31/97
                                        -------------    -------------    -------------    -------------
OPERATIONS:
----------
Net investment income (loss) ........       ($236,758)       ($367,126)       ($107,354)       ($144,868)
Net realized gain (loss) on:
 Investment transactions ............       2,260,241        1,592,142        1,584,816        2,705,613
 Futures contracts ..................              --               --               21           (6,483)
Change in unrealized appreciation
 (Depreciation) on:
 Investments ........................       2,280,249        3,472,083        3,117,498        1,477,592
 Foreign currency and forward
 foreign currency contracts .........              --               --             (411)             262
                                        -------------    -------------    -------------    -------------

Net increase (decrease) in net
  assets resulting from operations ..       4,303,732        4,697,099        4,594,570        4,032,116

Net equalization credits (charges)
  (Note 2) ..........................              --               --               --           33,219

DISTRIBUTIONS FROM:
  Net investment income
    Class A .........................              --               --               --          (33,593)
    Class B .........................              --               --               --          (63,216)
    Class C .........................              --               --               --          (90,077)

  Net realized gains on investments
   and foreign currency transactions
    Class A .........................         (73,543)              --         (262,993)              --
    Class B .........................        (196,356)              --         (813,173)              --
    Class C .........................        (216,300)              --       (1,090,302)              --

   In excess of net investment income
    Class A .........................              --               --               --               --
    Class B .........................              --               --               --               --
    Class C .........................              --               --               --               --

lncrease (decrease) in net assets
  from capital share transactions
  (Note 3) ..........................       2,342,360        6,879,852        3,044,183        7,494,842
                                        -------------    -------------    -------------    -------------
Increase (decrease) in net assets ...       6,159,893       11,576,951        5,472,285       11,373,291
Net assets at beginning of period ...      29,443,036       17,866,085       24,859,337       13,486,046
                                        -------------    -------------    -------------    -------------

Net assets at end of period .........     $35,602,929      $29,443,036      $30,331,622      $24,859,337
                                        -------------    -------------    -------------    -------------
Undistributed net investment
 income (loss) ......................       ($236,758)            --          ($107,354)            --
                                        -------------    -------------    -------------    -------------

                                                                               Tax-
                                                                             Sensitive
                                                                              Equity
                                            Growth and Income Fund             Fund
                                         ------------------------------    -------------
                                          Six Months                         1/06/98*
                                             Ended            Year              to
                                            4/30/98          Ended            4/30/98
                                          (Unaudited)       10/31/91        (Unaudited)
                                         -------------    -------------    -------------
OPERATIONS:
Net investment income (loss) ........        ($186,709)        $182,168          ($1,607)
Net realized gain (loss) on:
 Investment transactions ............        2,581,741       15,043,013          (14,177)
 Futures contracts ..................               --              164               --
Change in unrealized appreciation
 (Depreciation) on:
 Investments ........................       38,221,300       26,450,524           42,704
 Foreign currency and forward
 foreign currency contracts .........             (143)             (93)              --
                                         -------------    -------------    -------------

Net increase (decrease) in net
  assets resulting from operations ..       40,616,189       41,675,776           26,920

Net equalization credits (charges)
  (Note 2) ..........................               --           21,811               --

DISTRIBUTIONS FROM:
  Net investment income
    Class A .........................          (40,949)        (176,486)              --
    Class B .........................           (1,876)         (73,463)              --
    Class C .........................             (891)        (113,463)              --

  Net realized gains on investments
   and foreign currency transactions
    Class A .........................       (2,745,645)      (1,114,556)              --
    Class B .........................       (4,506,826)      (2,130,500)              --
    Class C .........................       (7,695,032)      (4,448,214)              --

   In excess of net investment income
    Class A .........................                               (80)
    Class B .........................                               (33)
    Class C .........................                               (51)

lncrease (decrease) in net assets
  from capital share transactions
  (Note 3) ..........................       27,827,283       25,829,943        2,373,862
                                         -------------    -------------    -------------
Increase (decrease) in net assets ...       53,455,020       59,470,684        2,400,782
Net assets at beginning of period ...      187,307,453      127,836,769               --
                                         -------------    -------------    -------------

Net assets at end of period .........     $240,762,473     $187,307,453       $2,400,782
                                         -------------    -------------    -------------
Undistributed net investment
 income (loss) ......................        ($230,425)              --          ($1,607)
                                         -------------    -------------    -------------

-------------------------------
* Commencement of operations




   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------




                                              Equity-Income Fund                    Balanced Fund
                                          ------------------------------    ------------------------------
                                           Six Months                        Six Months
                                             Ended             Year            Ended              Year
                                             4/30/98          Ended            4/30/98           Ended
                                           (Unaudited)       10/31/91        (Unaudited)        10/31/97
                                          -------------    -------------    -------------     ------------

OPERATIONS:
----------
Net investment income (loss) ..........        $934,115       $2,333,310         $773,323       $2,156,616
Net realized gain (loss) on:
 Investment transactions ..............       6,838,619       11,805,051        8,035,851       15,803,775
 Foreign currency and forward
   foreign currency contracts .........             (94)         (16,134)         (11,394)         (74,875)
Change in unrealized appreciation
(depreciation) on:
 Investments ..........................      17,771,732       21,707,197        1,802,919       (2,893,993)
 Foreign currency and forward
   foreign currency contracts .........            (722)             687             (508)             (59)
                                          -------------    -------------    -------------     ------------

Net increase (decrease) in net assets
  resulting from operations ...........      25,543,650       35,830,111       10,600,191       14,991,464

Net equalization credits (charges)
  (Note 2) ............................              --           28,169               --         (205,430)

DISTRIBUTIONS FROM:
------------------
  Net investment income
    Class A ...........................        (701,503)        (307,637)        (317,345)        (392,396)
    Class B ...........................        (442,161)        (123,036)        (320,086)        (509,836)
    Class C ...........................      (1,133,374)        (297,921)      (1,278,950)      (2,058,773)

  Net realized gains on investments and
   foreign currency transactions
    Class A ...........................      (2,593,550)      (6,143,038)      (2,023,888)        (219,321)
    Class B ...........................      (2,589,634)      (5,815,447)      (2,767,331)      (1,534,515)
    Class C ...........................      (6,612,228)     (17,766,496)     (11,012,231)      (6,683,658)

  In excess of net investment income
    Class A ...........................              --               --               --               --
    Class B ...........................              --               --               --               --
    Class C ...........................              --               --               --               --

Increase (decrease) in net assets from
 capital share transactions (Note 3) ..      11,447,721       22,385,712       13,034,535       (4,810,436)
                                          -------------    -------------    -------------     ------------


lncrease (decrease) in net assets .....      22,918,921       27,790,417        5,914,895       (2,218,749)
                                          -------------    -------------    -------------     ------------


Net assets at beginning of period .....     167,173,603      139,383,186       97,694,720       99,913,469
                                          -------------    -------------    -------------     ------------


Net assets at end of period ...........    $190,092,524     $167,173,603     $103,609,615      $97,694,720
                                          -------------    -------------    -------------     ------------

Undistributed net investment
  income (loss) .......................        $591,781       $1,934,704         $446,552       $1,589,610
                                          -------------    -------------    -------------     ------------


                                                                                   Investment Quality
                                               Strategic Income Fund                   Bond Fund
                                            -----------------------------     ---------------------------
                                             Six Months                       Six Months
                                               Ended            Year            Ended            Year
                                              4/30/98          Ended           4/30/98           Ended
                                            (Unaudited)       10/31/91       (Unaudited)       10/31/97
                                            -----------     ------------     -----------     ------------

OPERATIONS:
----------
Net investment income (loss) ..........       $2,768,225       $5,132,176         $523,302       $1,169,184
Net realized gain (loss) on:
 Investment transactions ..............        1,165,517        1,433,455           70,512           42,588
 Foreign currency and forward
   foreign currency contracts .........           (6,195)          91,730               --               --
Change in unrealized appreciation
(depreciation) on:
 Investments ..........................          (54,148)         506,946           15,679          249,233
 Foreign currency and forward
   foreign currency contracts .........            8,041           10,764               --               --
                                            ------------     ------------     ------------     ------------


Net increase (decrease) in net assets
  resulting from operations ...........        3,973,830        7,175,071          609,493        1,461,005

Net equalization credits (charges)
  (Note 2) ............................               --              471               --           (2,133)

DISTRIBUTIONS FROM:
  Net investment income
    Class A ...........................         (560,239)      (1,303,877)        (219,117)        (506,971)
    Class B ...........................       (1,089,665)      (2,551,456)        (139,260)        (273,774)
    Class C ...........................       (1,102,262)      (2,097,399)        (165,247)        (401,143)

  Net realized gains on investments and
   foreign currency transactions
    Class A ...........................         (219,321)        (272,850)              --               --
    Class B ...........................         (478,774)        (599,725)              --               --
    Class C ...........................         (472,034)        (442,077)              --               --

  In excess of net investment income
    Class A ...........................               --          (33,959)              --               --
    Class B ...........................               --          (66,452)              --               --
    Class C ...........................               --          (54,626)              --               --

Increase (decrease) in net assets from
 capital share transactions (Note 3) ..        3,846,150       16,388,157       (1,525,164)      (3,722,153)
                                            ------------     ------------     ------------     ------------

lncrease (decrease) in net assets .....        3,897,685       16,141,278       (1,439,295)      (3,445,169)
                                            ------------     ------------     ------------     ------------

Net assets at beginning of period .....       83,196,751       67,055,473       17,831,585       21,276,754
                                            ------------     ------------     ------------     ------------

Net assets at end of period ...........      $87,094,436      $83,196,751      $16,392,290      $17,831,585
                                            ------------     ------------     ------------     ------------

Undistributed net investment
  income (loss) .......................         ($65,373)        ($81,432)          $1,188           $1,508
                                            ------------     ------------     ------------     ------------




    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               National Municipal               U.S. Government
                                                    Bond Fund                   Securities Fund              Money Market Fund
                                             ------------------------     ---------------------------    --------------------------
                                             Six Months                    Six Months                     Six Months
                                                Ended         Year           Ended            Year           Ended          Year
                                               4/30/98      Ended          4/30/98          Ended          4/30/98        Ended
                                             (Unaudited)    10/31/97      (Unaudited)       10/31/97      (Unaudited)     10/31/97
                                             -----------    ---------     -----------      ----------     -----------    ----------
OPERATIONS:
-----------
Net investment income (loss) .............      $361,886      $791,360     $2,232,793      $5,648,449       $468,321     $1,005,461
Net realized gain (loss) on:
 Investment transactions .................       178,305       211,627        467,813       (120,702)             --             --
Change in unrealized appreciation
(depreciation) on:
 Investments .............................      (90,775)       441,613      (312,630)         977,025             --             --
                                             -----------   -----------    -----------    ------------    -----------    -----------

Net increase (decrease) in net assets
  resulting from operations ..............       449,416     1,444,600      2,387,976       6,504,772        468,321      1,005,461

Net equalization credits (charges)
 (Note 2) ................................            --            --             --            (90)             --             --

DISTRIBUTIONS FROM:
-------------------
Net investment income
    Class A ..............................     (144,715)     (318,542)    (1,504,015)     (3,692,246)      (231,457)      (398,539)
    Class B ..............................     (116,415)     (254,666)      (417,855)       (925,591)       (61,870)      (158,672)
    Class C ..............................     (100,755)     (218,057)      (357,608)       (811,000)      (174,994)      (448,250)

Increase (decrease) in net assets from
  capital share transactions (Note 3) ....   (1,556,376)   (2,003,116)    (8,006,677)    (28,692,600)    (1,474,009)        938,733
                                             -----------   -----------    -----------    ------------    -----------    -----------
Increase (decrease) in net assets ........   (1,468,845)   (1,349,781)    (7,898,179)    (27,616,755)    (1,474,009)        938,733

Net assets at beginning of period ........    18,183,672    19,533,453     84,610,399     112,227,154     21,927,862     20,989,129
                                             -----------   -----------    -----------    ------------    -----------    -----------
Net assets at end of period ..............   $16,714,827   $18,183,672    $76,712,220     $84,610,399    $20,453,853    $21,927,862
                                             ===========   ===========    ===========    ============    ===========    ===========

Undistributed net investment income (loss)        ($474)        ($474)     ($258,268)      ($211,584)             --             --
                                             -----------   -----------    -----------    ------------    -----------    -----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                   International Small Cap Fund
                                     --------------------------------------------------------------------------------------------
                                                   Class A                      Class B                      Class C
                                     ----------------------------- ----------------------------- --------------------------------
                                      Six Months                    Six Months                    Six Months
                                        Ended      Year   3/04/96*    Ended     Year    3/04/96*    Ended      Year    3/04/96*
                                       4/30/98**   Ended     to      4/30/98    Ended      to      4/30/98    Ended       to
                                     (Unaudited) 10/31/97 10/31/96 (Unaudited) 10/31/97 10/31/96 (Unaudited) 10/31/97  10/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period                                $13.86    $13.43   $12.50     $13.71    $13.37    $12.50    $13.71    $13.37   $12.50
---------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
Net investment income                     0.00    (0.03)     0.05     (0.07)    (0.11)    (0.01)    (0.07)    (0.11)   (0.01)
  Net realized and unrealized gain on
  investments and foreign currency        2.26      0.46     0.88       2.24      0.45      0.88      2.25      0.45     0.88
                                     --------------------------------------------------------------------------------------------
    Total from investment operations      2.26      0.43      .93       2.17       .34      0.87      2.18       .34    0..87
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $16.12    $13.86   $13.43     $15.88    $13.71    $13.37    $15.89    $13.71   $13.37
---------------------------------------------------------------------------------------------------------------------------------

Total Return                            16.31%+     320%    7.44%+    15.83%+    2.54%     6.96%+   15.90%+    2.54%    6.96%+
=================================================================================================================================

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (000's)   $2,430    $3,225   $2,120     $8,134    $7,369    $5,068    $7,705    $7,025   $5,517
---------------------------------------------------------------------------------------------------------------------------------
    Ratio of total expenses to average
     net assets                          1.90%#    1.90%    1.90%#     2.55%#    2.55%     2.55%#    2.55%#    2.55%    2.55%#
---------------------------------------------------------------------------------------------------------------------------------
    Ratio of net investment income to
     average net assets                (0.23%)#  (0.19%)  (0.50%)#   (0.92%)#  (0.84%)   (0.15%)   (0.91%)#  (0.84%)  (0.15%)#
---------------------------------------------------------------------------------------------------------------------------------
    Portfolio turnover rate                31%+      75%      67%#       31%+      75%       67%#      31%+      75%      67%#
---------------------------------------------------------------------------------------------------------------------------------
    Expense ratio before expense
     reimbursement by adviser            2.17%#    2.46%    3.07%#     2.83%#    2.98%     3.27%#    2.83%#    2.96%    3.25%#
---------------------------------------------------------------------------------------------------------------------------------

=================================================================================================================================
                                                         International Growth and Income Fund
                                                   ----------------------------------------------------
                                                                         Class A
                                                   ----------------------------------------------------
                                                   Six Months
                                                      Ended          Year         Year       1/09/95*
                                                     4/30/98        Ended         Ended         to
                                                   (Unaudited)     10/31/91     10/31/96**   10/31/95
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $10.81        $11.35       $10.11       $10.00
-------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                 0.17          0.06         0.09         0.06
  Net realized and unrealized gain on investments
    and foreign currency                                1.40          0.35         1.33         0.08
                                                   ----------------------------------------------------
     Total from investment operations                   1.57          0.41         1.42         0.14
                                                   ----------------------------------------------------
Distributions
  Dividends from net investment income                (0.13)        (0.19)       (0.08)       (0.03)
  Distributions from realized capital gains           (0.90)        (0.76)       (0.10)          ---
                                                   ----------------------------------------------------
    Total distributions                               (1.03)        (0.95)       (0.18)       (0.03)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $11.35        $10.81       $11.35       $10.11
-------------------------------------------------------------------------------------------------------

Total Return                                          16.24%+        3.55%       14.25%        1.37%+
=======================================================================================================

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
    Net assets, end of period (000's)                 $4,290       $4,461        $4,732       $6,897
-------------------------------------------------------------------------------------------------------
    Ratio of total expenses to average net assets      1.75%#       1.75%         1.75%        1.75%#
-------------------------------------------------------------------------------------------------------
    Ratio of net investment income to average
     net assets                                        3.12%#       0.97%         0.84%        0.70%#
-------------------------------------------------------------------------------------------------------
    Portfolio turnover rate                             109%+        146%          170%          69%#
-------------------------------------------------------------------------------------------------------
    Expense ratio before expense
     reimbursement by adviser                          1.84%#       1.96%         1.97%        2.18%#
-------------------------------------------------------------------------------------------------------
                                                                              Class B
                                                       ----------------------------------------------------
                                                       Six Months
                                                          Ended          Year          Year     1/09/95*
                                                         4/30/98         Ended        Ended        to
                                                       (Unaudited)     10/31/91**   10/31/96**  10/31/95
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.75        $11.30       $10.10       $10.00
-----------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                     0.14          0.03         0.06         0.01
  Net realized and unrealized gain on investments
   and foreign currency                                     1.38          0.31         1.30         0.12
                                                       ----------------------------------------------------
    Total from investment operations                        1.52          0.34         1.36         0.13
                                                       ----------------------------------------------------
Distributions
  Dividends from net investment income                    (0.06)        (0.13)       (0.05)       (0.03)
  Distributions from realized capital gains               (0.90)        (0.76)       (0.11)          ---
                                                       ----------------------------------------------------
    Total distributions                                   (0.96)        (0.89)       (0.16)       (0.03)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $11.31        $10.75       $11.30       $10.10
-----------------------------------------------------------------------------------------------------------

Total Return                                              15.72%+        2.92%       13.58%        1.28%+
===========================================================================================================

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------
    Net assets, end of period (000's)                    $16,729       $16,334      $15,217       $8,421
-----------------------------------------------------------------------------------------------------------
    Ratio of total expenses to average net assets          2.40%#        2.40%        2.40%        2.40%#
-----------------------------------------------------------------------------------------------------------
    Ratio of net investment income to average
     net assets                                            2.51%#        0.32%        0.57%        0.15%#
-----------------------------------------------------------------------------------------------------------
    Portfolio turnover rate                                 109%+         146%         170%          69%#
-----------------------------------------------------------------------------------------------------------
    Expense ratio before expense
     reimbursement by adviser                              2.48%#        2.54%        2.60%        2.93%#
-----------------------------------------------------------------------------------------------------------

*   Commencement of Operations
** Net investment income per share has been calculated using the average share method
#   Annualized
+   Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                              International Growth and Income Fund
                                                     -----------------------------------------------------
                                                                            Class C
                                                     -----------------------------------------------------
                                                      Six Months
                                                        Ended          Year          Year         1/09/95*
                                                       4/30/98         Ended         Ended          to
                                                     (Unaudited)     10/31/97**    10/31/96**    10/31/95
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $10.76         $11.31        $10.10        $10.00
----------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment income                                  0.14           0.03          0.06          0.01
  Net realized and unrealized gain on investments
   and foreign currency                                  1.39           0.31          1.30          0.12
                                                     -----------------------------------------------------
    Total from Investment operations                     1.53           0.34          1.36          0.13
                                                     -----------------------------------------------------
Distributions
  Dividends from net investment income                  (0.06)         (0.13)        (0.05)        (0.03)
  Distributions from realized capital gains             (0.90)         (0.76)        (0.10)           --
                                                     -----------------------------------------------------
    Total distributions                                 (0.96)         (0.89)        (0.15)        (0.03)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $11.33         $10.76        $11.31        $10.10
----------------------------------------------------------------------------------------------------------

Total Return                                            15.81%+         2.91%        13.63%        12.8%+
==========================================================================================================
Ratios/Supplemental Data

----------------------------------------------------------------------------------------------------------
    Net assets, end of period (000's)                  $9,254         $8,460        $9,076        $6,324
----------------------------------------------------------------------------------------------------------
    Ratio of total expenses to average net assets        2.40%#         2.40%         2.40%         2.40%#
----------------------------------------------------------------------------------------------------------
    Ratio of net investment income to average
     net assets                                          2.44%#         0.32%         0.51%         0.13%#
----------------------------------------------------------------------------------------------------------
    Portfolio turnover rate                               109%+          146%          170%           69%#
----------------------------------------------------------------------------------------------------------
    Expense ratio before expense
     reimbursement by adviser                            2.48%#         2.57%         2.60%         2.93%#
----------------------------------------------------------------------------------------------------------

================================================================================

                                                                                  Global Equity Fund
                                                        -----------------------------------------------------------------------
                                                                                        Class A
                                                        ------------------------------------------------------------------------
                                                         Six Months
                                                           Ended           Year           Year           Year          4/01/94*
                                                          4/30/98          Ended          Ended          Ended           to
                                                        (Unaudited)      10/31/97       10/31/96**     10/31/95       10/31/94
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $16.32          $14.50         $13.84         $14.82         $14.13
--------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                     0.09            0.06          (0.04)            --          (0.01)
  Net realized and unrealized gain on Investments
   and foreign currency                                     2.88            3.45           0.91          (0.54)          0.70
                                                        ------------------------------------------------------------------------
    Total from investment operations                        2.97            3.51           0.87          (0.54)          0.69
                                                        ------------------------------------------------------------------------
Distributions
  Dividends from net investment income                     (0.22)          (0.05)         (0.21)                           --
  Distributions from realized capital gains                (1.03)          (1.64)            --          (0.44)            --
                                                        ------------------------------------------------------------------------
    Total distributions                                    (1.25)          (1.69)         (0.21)         (0.44)            --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $18.04          $16.32         $14.50         $13.84         $14.82
--------------------------------------------------------------------------------------------------------------------------------

Total Return                                               19.57%+         26.10%          6.33%         (3.52%)         9.16%@
================================================================================================================================
Ratios/Supplemental Data
   Net assets, end of period (000's)                     $35,998         $30,960        $25,924        $23,894        $18,152
--------------------------------------------------------------------------------------------------------------------------------
   Ratio of total expenses to average net assets            1.75%#          1.75%          1.75%          1.75%          1.75%#
--------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income (loss) to average
    net assets                                              1.13%#          0.33%         (0.30%)         0.03%         (0.12%)#
--------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                    10%+            28%           165%            57%            54%
--------------------------------------------------------------------------------------------------------------------------------
   Expense ratio before expense reimbursement
      by adviser                                            1.76%#          1.81%          1.83%          1.92%          1.97%#
--------------------------------------------------------------------------------------------------------------------------------

*   Commencement of Operations
#   Annualized
+   Non-annualized
** Net investment income per share has been calculated using the average share method
@ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                    Global Equity Fund
                                                         -----------------------------------------------------------------------
                                                                                         Class B
                                                         -----------------------------------------------------------------------
                                                          Six Months
                                                            Ended           Year           Year           Year         4/01/94*
                                                           4/30/98          Ended          Ended          Ended           to
                                                         (Unaudited)      10/31/97**     10/31/96**     10/31/95**     10/31/94
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $16.14          $14.36         $13.73         $14.79         $14.13
--------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                      0.04           (0.05)         (0.14)         (0.09)         (0.03)
  Net realized and unrealized gain on Investments
   and foreign currency                                      2.85            3.47           0.91          (0.53)          0.69
                                                         -----------------------------------------------------------------------
    Total from investment operations                         2.89            3.42           0.77          (0.62)          0.66
                                                         -----------------------------------------------------------------------
Distributions
  Dividends from net investment income                      (0.11)             --          (0.14)            --             --
  Distributions from realized capital gains                 (1.03)          (1.64)            --          (0.44)            --
                                                         -----------------------------------------------------------------------
    Total distributions                                     (1.14)          (1.64)         (0.14)         (0.44)            --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $17.89          $16.14         $14.36         $13.73        $14.79
--------------------------------------------------------------------------------------------------------------------------------

Total Return                                                19.16%+         25.63%          5.64%         (4.09%)        8.94%@
================================================================================================================================
Ratios/Supplemental Data
    Net assets, end of period (000's)                     $37,704         $31,833        $25,661        $23,317       $13,903
--------------------------------------------------------------------------------------------------------------------------------
    Ratio of total expenses to average net assets            2.40%#          2.40%          2.40%          2.40%         2.40%#
--------------------------------------------------------------------------------------------------------------------------------
    Ratio of net investment income (loss) to average
      net assets                                             0.51%#         (0.32%)        (0.95%)        (0.61%)       (9.77%)#
--------------------------------------------------------------------------------------------------------------------------------
    Portfolio turnover rate                                    10%+            28%           165%            57%           54%
--------------------------------------------------------------------------------------------------------------------------------
    Expense ratio before expense reimbursement by
      adviser                                                2.41%#          2.47%          2.48%          2.58%         2.71%#
--------------------------------------------------------------------------------------------------------------------------------

================================================================================

                                                                         Global Equity Fund
                                                      --------------------------------------------------------
                                                                              Class C
                                                      --------------------------------------------------------
                                                       Six Months
                                                          Ended                Year Ended October 31,
                                                         4/30/98    ------------------------------------------
                                                       (Unaudited)       1997**         1996**         1995**
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $16.19          $14.41         $13.73         $14.79
---------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                    0.05           (0.05)         (0.14)         (0.09)
  Net realized and unrealized gain on investments
   and foreign currency                                    2.85            3.47           0.92          (0.53)
                                                      ---------------------------------------------------------
    Total from investment operations                       2.90            3.42           0.78          (0.62)
                                                      ---------------------------------------------------------
Distributions
  Dividends from net investment income                    (0.11)             --          (0.10)            --
  Distributions from realized capital gains               (1.03)          (1.64)            --          (0.44)
  Distributions from capital                                 --              --             --             --
                                                      ---------------------------------------------------------
    Total distributions                                   (1.14)          (1.64)         (0.10)         (0.44)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $17.95          $16.19         $14.41         $13.73
---------------------------------------------------------------------------------------------------------------

Total Return                                              19.16%+         25.54%          5.70%         (4.09%)
===============================================================================================================
Ratios/Supplemental Data
    Net assets, end of period (000's)                   $67,353         $61,245        $64,830        $83,340
---------------------------------------------------------------------------------------------------------------
    Ratio of total expenses to average net assets          2.40%#          2.40%          2.40%          2.40%
---------------------------------------------------------------------------------------------------------------
    Ratio of net investment income to average
      net assets                                           0.52%#         (0.32%)        (0.95%)        (0.64%)
---------------------------------------------------------------------------------------------------------------
    Portfolio turnover rate                                  10%+            28%           165%            57%
---------------------------------------------------------------------------------------------------------------
    Expense ratio before expense
      reimbursement by adviser                             2.41%#          2.46%          2.48%          2.53%
---------------------------------------------------------------------------------------------------------------


                                                                          Global Equity Fund
                                                         ------------------------------------------------------
                                                                               Class C
                                                         ------------------------------------------------------
                                                                         Year Ended October 31,
                                                         ------------------------------------------------------
                                                           1994            1993           1992           1991
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $13.74          $10.33         $10.76         $10.12
---------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                    (0.10)          (0.01)         (0.02)          0.25
  Net realized and unrealized gain on investments
   and foreign currency                                     1.15            3.43          (0.37)          0.63
                                                         ------------------------------------------------------
    Total from investment operations                        1.05            3.42          (0.39)          0.88
                                                         ------------------------------------------------------
Distributions
  Dividends from net investment income                        --           (0.01)            --          (0.24)
  Distributions from realized capital gains                   --              --             --             --
  Distributions from capital                                  --              --          (0.04)            --
                                                         ------------------------------------------------------
    Total distributions                                       --           (0.01)         (0.04)         (0.24)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $14.79          $13.74         $10.33         $10.76
---------------------------------------------------------------------------------------------------------------

Total Return                                                8.94%          33.06%         (3.57%)         8.80%
===============================================================================================================
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
    Net assets, end of period (000's)                   $101,443         $63,503        $14,291         $8,828
---------------------------------------------------------------------------------------------------------------
    Ratio of total expenses to average net assets           2.40%           2.40%          2.52%          1.47%
---------------------------------------------------------------------------------------------------------------
    Ratio of net investment income to average
      net assets                                           (0.91%)         (0.40%)        (0.27%)         1.41%
---------------------------------------------------------------------------------------------------------------
    Portfolio turnover rate                                   54%             57%            69%            70%
---------------------------------------------------------------------------------------------------------------
    Expense ratio before expense
      reimbursement by adviser                              2.52%           2.72%          2.78%          4.37%
---------------------------------------------------------------------------------------------------------------

*  Commencement of Operations
#  Annualized
+  Non-annualized
** Net investment income per share has been calculated using the average share method
@ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.




   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                            Emerging Growth Fund                  Tax-Sensitive Equity Fund
                                                       ------------------------------        ----------------------------------
                                                            01/06/98* to 4/30/98                     01/06/98* to 4/30/98
                                                       ------------------------------        ----------------------------------
                                                       Class A     Class B    Class C        Class A       Class B      Class C
-------------------------------------------------------------------------------------        ----------------------------------
Net Asset Value, Beginning of Period                    $10.00      $10.00     $10.00         $10.00        $10.00       $10.00
-------------------------------------------------------------------------------------        ----------------------------------
Investment Operations:
  Net investment income                                  (0.03)      (0.03)     (0.03)         (0.01)        (0.01)       (0.01)
  Net realized and unrealized gain on
  investments                                             1.30        1.30       1.30           1.03          1.03         1.03
                                                       ------------------------------        ----------------------------------
    Total from investment operations                      1.27        1.27       1.27           1.02          1.02         1.02
-------------------------------------------------------------------------------------        ----------------------------------
Net Asset Value, End of Period                          $11.27      $11.27     $11.27         $11.02        $11.02       $11.02
-------------------------------------------------------------------------------------        ----------------------------------

Total Return                                            12.70%+     12.70%+    12.70%+        10.20%+       10.20%+      10.20%+
=====================================================================================        ==================================
Ratios/Supplemental Data
    Net assets, end of period (000's)                     $127         $70       $131         $1,014        $1,057         $330
-------------------------------------------------------------------------------------        ----------------------------------
   Ratio of total expenses to average net assets         1.70%#      2.35%#     2.35%#         1.60%#        2.25%#       2.25%#
-------------------------------------------------------------------------------------        ----------------------------------
   Ratio of net investment income to average
      net assets                                        (0.65%)#    (1.09%)#   (1.00%)#       (0.24%)#      (0.79%)#     (0.84%)#
-------------------------------------------------------------------------------------        ----------------------------------
   Portfolio turnover rate                                 22%+        22%+       22%+           15%+          15%+         15%+
-------------------------------------------------------------------------------------        ----------------------------------
   Expense ratio before expense
     reimbursement by adviser                            5.73%#      9.11%#    11.03%#         5.57%#        5.44%#       4.39%#
-------------------------------------------------------------------------------------        ----------------------------------

================================================================================

                                                                                 Small/Mid Cap Fund
                                                 ---------------------------------------------------------------------------------
                                                                 Class A                                   Class B
                                                 --------------------------------------    ---------------------------------------
                                                  Six Months                                Six Months
                                                    Ended         Year         3/04/96*       Ended           Year        3/04/96*
                                                   4/30/98       Ended            to          4/30/98        Ended           to
                                                 (Unaudited)    10/31/91       10/31/96     (Unaudited)     10/31/97**    10/31/96
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $15.51         $12.62        $12.50         $15.33         $12.58       $12.50
----------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                             (0.08)         (0.14)        (0.02)         (0.12)         (0.23)       (0.05)
  Net realized and unrealized gain on
   investments                                       2.15           3.03          0.14           2.10           2.98         0.13
                                                 ---------------------------------------------------------------------------------
    Total from investment operations                 2.07           2.89          0.12           1.98           2.75         0.08
Distributions
  Distributions from capital gains                  (0.24)            --            --          (0.24)          --           --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $17.34         $15.51        $12.62         $17.07         $15.33       $12.58
----------------------------------------------------------------------------------------------------------------------------------

Total Return                                       13.71%+        22.90%         0.96%+        13.28%+        21.86%        0.64%+
==================================================================================================================================
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000's)               $4,891         $4,170        $2,966        $14,670        $11,802       $6,659
----------------------------------------------------------------------------------------------------------------------------------
   Ratio of total expenses to average net
     assets                                        1.675%#        1.675%        1.675%#        2.325%#        2.325%       2.325%#
----------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income to
     average net assets                            (0.92%)#       (1.02%)       (0.40%)#       (1.57%)#       (1.67%)      (1.05%)
----------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                            79%+          145%           92%#           79%+          145%          92%#
----------------------------------------------------------------------------------------------------------------------------------
   Expense ratio before expense
     reimbursement and fee waiver by adviser        1.90%#         2.24%         2.69%#         2.55%#         2.79%        3.05%#
----------------------------------------------------------------------------------------------------------------------------------


                                                       -------------------------------------------
                                                                         Class C
                                                       -------------------------------------------
                                                        Six Months
                                                           Ended           Year           3/04/96*
                                                          4/30/98          Ended             to
                                                        (Unaudited)      10/31/97**       10/31/96
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $15.35          $12.59          $12.50
--------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                     (0.12)          (0.23)          (0.05)
  Net realized and unrealized gain on
   investments                                               2.10            2.99            0.14
                                                       -------------------------------------------
    Total from investment operations                         1.98            2.76            0.09
Distributions
  Distributions from capital gains                          (0.24)             --              --
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $17.09          $15.35          $12.59
--------------------------------------------------------------------------------------------------

Total Return                                                13.26%+         21.92%           0.72%+
==================================================================================================
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------
   Net assets, end of period (000's)                      $16,042         $13,471          $8,241
--------------------------------------------------------------------------------------------------
   Ratio of total expenses to average net
     assets                                                 2.325%#         2.325%          2.325%#
--------------------------------------------------------------------------------------------------
   Ratio of net investment income to
     average net assets                                     (1.57%)#        (1.67%)         (1.05%)#
--------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                     79%+           145%             92%#
--------------------------------------------------------------------------------------------------
   Expense ratio before expense
     reimbursement and fee waiver by adviser                 2.55%#          2.78%           3.04%#
--------------------------------------------------------------------------------------------------

*   Commencement of Operations
** Net investment income per share has been calculated using the average shares method
+   Non-annualized
#   Annualized



    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                    Growth Equity Fund
                                            ---------------------------------------------------------------------
                                                           Class A                            Class B
                                            ---------------------------------   ---------------------------------
                                            Six Months                           Six Months
                                               Ended        Year     3/04/96*       Ended      Year     3/04/96*
                                              4/30/98       Ended       to         4/30/98    Ended        to
                                            (Unaudited)   10/31/97   10/31/96    (Unaudited) 10/31/97   10/31/96
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $17.01      $13.78     $12.50      $16.90      $13.73     $12.50
-----------------------------------------------------------------------------------------------------------------
Investment Operations:
   Net investment income                        (0.04)      (0.03)      0.28       (0.08)      (0.13)      0.24
   Net realized and unrealized gain on
     investments and foreign currency            2.62        3.45       1.00        2.58        3.46       0.99
                                            ---------------------------------------------------------------------
       Total from investment operations          2.58        3.42       1.28        2.50        3.33       1.23
                                            ---------------------------------------------------------------------
Distributions
   Dividends from net investment income....        --      (0.19)         --          --      (0.16)         --

   Distributions from realized capital
   gains...................................     (1.16)       --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $18.43      $17.01     $13.78      $18.24      $16.90     $13.73
-----------------------------------------------------------------------------------------------------------------

Total Return                                   18.35%+     25.13%     10.24%+     17.97%+     24.50%      9.84%+
=================================================================================================================
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000's)           $3,927      $3,053     $2,244     $11,335      $9,040     $4,748
-----------------------------------------------------------------------------------------------------------------
   Ratio of total expenses to average
     net assets                                 1.65%#      1.65%      1.65%       2.30%#      2.30%      2.30%#
-----------------------------------------------------------------------------------------------------------------
   Ratio of net investment income to
     average net assets                       (0.23%)#    (0.17%)      4.11%#    (0.87%)#    (0.82%)      4.18%#
-----------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                        72%+       181%       450%#        72%+       181%       450%#
-----------------------------------------------------------------------------------------------------------------
   Expense ratio before expense
     reimbursement by adviser                   1.88%#      2.28%      2.71%#      2.52%#      2.78%      3.06%#
-----------------------------------------------------------------------------------------------------------------

=================================================================================================================
                                                   --------------------------------
                                                                Class C
                                                   --------------------------------
                                                   Six Months
                                                      Ended       Year     3/04/96*
                                                     4/30/98     Ended        to
                                                   (Unaudited)  10/31/97   10/31/96
                                                   --------------------------------
Net Asset Value, Beginning of Period                 $16.89      $13.37     $12.50
-----------------------------------------------------------------------------------
Investment Operations:
   Net investment income                             (0.08)      (0.13)       0.24
   Net realized and unrealized gain on
     investments and foreign currency                  2.57        3.46       0.99
                                                   --------------------------------
       Total from investment operations                2.49        3.33       1.23
                                                   --------------------------------
Distributions
   Dividends from net investment income                  --      (0.17)         --
   Distributions from realized capital gains         (1.16)          --         --
-----------------------------------------------------------------------------------
Net Asset Value, End of Period                       $18.22      $16.89     $13.73
-----------------------------------------------------------------------------------

Total Return                                         17.92%+     24.50%      9.84%+
===================================================================================
Ratios/Supplemental Data
-----------------------------------------------------------------------------------
   Net assets, end of period (000's)                $15,071     $12,766     $6,494
-----------------------------------------------------------------------------------
   Ratio of total expenses to average
     net assets                                       2.30%#      2.30%      2.30%#
-----------------------------------------------------------------------------------
   Ratio of net investment income to
     average net assets                             (0.87%)#    (0.82%)      4.13%#
-----------------------------------------------------------------------------------
   Portfolio turnover rate                              72%+       181%       450%#
-----------------------------------------------------------------------------------
   Expense ratio before expense
     reimbursement by adviser                         2.52%#       2.75%    2.96%#
-----------------------------------------------------------------------------------

===================================================================================
                                                                               Growth and Income Fund
                                                       ----------------------------------------------------------------------
                                                                                       Class A
                                                       ----------------------------------------------------------------------
                                                       Six Months
                                                          Ended           Year           Year           Year         4/01/94*
                                                         4/30/98          Ended          Ended          Ended           to
                                                       (Unaudited)      10/31/97       10/31/96       10/31/95**     10/31/94
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $21.77          $17.56         $14.72         $13.09         $12.29
-----------------------------------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment income                                     0.04            0.14           0.18           0.26           0.12
 Net realized and unrealized gain on investments
   and foreign currency                                    4.30            5.26           2.99           1.90           0.76
                                                       ----------------------------------------------------------------------
    Total from investment operations                       4.34            5.40           3.17           2.16           0.88
                                                       ----------------------------------------------------------------------
Distributions
  Dividends from net investment income                   (0.03)          (0.15)         (0.21)         (0.23)         (0.08)
  Distributions from realized capital gains              (1.70)          (1.04)         (0.12)         (0.30)             --
                                                       ----------------------------------------------------------------------
    Total distributions                                  (1.73)          (1.19)         (0.33)         (0.53)         (0.08)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $24.38          $21.77         $17.56         $14.72         $13.09
-----------------------------------------------------------------------------------------------------------------------------

Total Return                                             21.42%+         31.95%         21.84%         17.28%          5.06%@
=============================================================================================================================
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                     $45,222         $34,186        $18,272        $12,180         $8,134
-----------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets           1.34%#          1.34%          1.34%          1.34%          1.34%#
-----------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average
   net assets                                             0.35%#          0.66%          1.10%          1.91%          1.72%#
-----------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                    7%+            39%            49%            40%            45%
-----------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement
   by adviser                                             1.46%#          1.50%          1.56%          1.69%          2.08%#
-----------------------------------------------------------------------------------------------------------------------------

*   Commencement of Operations
#   Annualized
+   Non-annualized
** Net investment income per share has been calculated using the average share method
@ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                               Growth and Income Fund
                                                      ----------------------------------------------------------------------
                                                                                       Class B
                                                      ----------------------------------------------------------------------
                                                       Six Months
                                                         Ended           Year            Year           Year        4/01/94*
                                                        4/30/98          Ended           Ended          Ended          to
                                                      (Unaudited)       10/31/97       10/31/96**     10/31/95**    10/31/94
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $21.67          $17.50         $14.69         $13.08         $12.29
----------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                  (0.03)            0.01           0.07           0.16           0.10
  Net realized and unrealized gain on investments
   and foreign currency                                    4.26            5.23           2.99           1.94           0.77
                                                      ----------------------------------------------------------------------
    Total from investment operations                       4.23            5.24           3.06           2.10           0.87
                                                      ----------------------------------------------------------------------
Distributions
  Dividends from net investment income                       --          (0.03)         (0.13)         (0.19)         (0.08)
  Distributions from realized capital gains              (1.70)          (1.04)         (0.12)         (0.30)             --
                                                      ----------------------------------------------------------------------
    Total distributions                                  (1.70)          (1.07)         (0.25)         (0.49)         (0.08)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $24.20          $21.67         $17.50         $14.69         $13.08
----------------------------------------------------------------------------------------------------------------------------

Total Return                                             20.99%+         31.40%         21.08%         16.73%          4.98%@
============================================================================================================================
Ratios/Supplemental Data
  Net assets, end of period (000's)                     $74,624         $54,871        $34,740        $19,052         $3,885
----------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets           1.99%#          1.99%          1.99%          1.99%          1.99%#
----------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average
   net assets                                           (0.30%)#          0.01%          0.45%          1.14%          1.07%#
----------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                    7%+            39%            49%            40%            45%
----------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement
   by adviser                                             2.11%#          2.15%          2.20%          2.33%#         3.12%#
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================

                                                                      Growth and Income Fund
                                                       -------------------------------------------------------
                                                                              Class C
                                                       -------------------------------------------------------
                                                       Six Months
                                                          Ended                  Year Ended October 31,
                                                         4/30/98          ------------------------------------
                                                       (Unaudited)         1997           1996           1995
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $21.75           $17.56         $14.71         $13.08
--------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                   (0.03)             0.01           0.07           0.18
  Net realized and unrealized gain on investments
   and foreign currency                                    4.28             5.25           3.00           1.90
                                                       -------------------------------------------------------
    Total from investment operations                       4.25             5.26           3.07           2.08
                                                       -------------------------------------------------------
Distributions
  Dividends from net investment income                       --           (0.03)         (0.10)         (0.15)
  Distributions from realized capital gains              (1.70)           (1.04)         (0.12)         (0.30)
                                                       -------------------------------------------------------
    Total distributions                                  (1.70)           (1.07)         (0.22)         (0.45)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $24.30           $21.75         $17.56         $14.71
--------------------------------------------------------------------------------------------------------------

Total Return                                             21.00%+          31.37%         21.12%         16.56%
==============================================================================================================
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                    $120,916          $98,250        $74,825        $63,154
--------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets           1.99%#           1.99%          1.99%          1.99%
--------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average
     net assets                                         (0.30%)#           0.01%          0.45%          1.26%
--------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                    7%+             39%            49%            40%
--------------------------------------------------------------------------------------------------------------
  Expense ratio before expense
     reimbursement by adviser                             2.11%#           2.13%          2.20%          2.26%
--------------------------------------------------------------------------------------------------------------
                                                                      Growth and Income Fund
                                                       -------------------------------------------------------
                                                                              Class C
                                                       -------------------------------------------------------
                                                                Year Ended October 31,              5/01/91*
                                                       --------------------------------------          to
                                                         1994           1993           1992         10/31/91
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $12.71         $11.21         $10.51         $10.00
--------------------------------------------------------------------------------------------------------------
Investment Operations:
Net investment income                                     0.15           0.14           0.18           0.11
Net realized and unrealized gain on investments
   and foreign currency                                   0.46           1.48           0.70           0.47
                                                       -------------------------------------------------------
    Total from investment operations                      0.61           1.62           0.88           0.58
                                                       -------------------------------------------------------
Distributions
  Dividends from net investment income                  (0.13)         (0.12)         (0.18)         (0.07)
  Distributions from realized capital gains             (0.11)             --             --             --
--------------------------------------------------------------------------------------------------------------
    Total distributions                                 (0.24)         (0.12)         (0.18)         (0.07)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $13.08         $12.71         $11.21         $10.51
--------------------------------------------------------------------------------------------------------------

Total Return                                             4.85%         14.57%          8.42%          5.88%+
==============================================================================================================
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                    $46,078        $37,483        $10,821         $2,090
--------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets          1.99%          1.99%          1.94%          1.85%#
--------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average
     net assets                                          1.11%          1.12%          1.51%          2.05%#
--------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                  45%            37%            48%           111%#
--------------------------------------------------------------------------------------------------------------
  Expense ratio before expense
     reimbursement by adviser                            2.38%          2.46%          3.18%         10.69%#
--------------------------------------------------------------------------------------------------------------

*   Commencement of Operations
#   Annualized
+   Non-annualized
** Net investment income per share has been calculated using the average share method
@ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                 Equity--Income Fund
                                                      ----------------------------------------------------------------------
                                                                                       Class A
                                                      ----------------------------------------------------------------------
                                                      Six Months
                                                        Ended            Year            Year           Year        4/01/94*
                                                       4/30/98           Ended           Ended          Ended          to
                                                      (Unaudited)       10/31/97       10/31/96       10/31/95**    10/31/94
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $17.44          $17.37         $15.94         $14.78         $14.59
----------------------------------------------------------------------------------------------------------------------------
Investment Operations:
Net investment income                                      0.13            0.33           0.16           0.12           0.02
  Net realized and unrealized gain on investments
   and foreign currency                                    2.37            3.59           2.69           1.83           0.17
                                                      ----------------------------------------------------------------------
    Total from investment operations                       2.50            3.92           2.85           1.95           0.19
                                                      ----------------------------------------------------------------------
Distributions
  Dividends from net investment income                   (0.33)          (0.18)         (0.14)             --             --
  Distributions from realized capital gains              (1.16)          (3.67)         (1.28)         (0.79)             --
                                                      ----------------------------------------------------------------------
    Total distributions                                  (1.49)          (3.85)         (1.42)         (0.79)             --
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $18.45          $17.44         $17.37         $15.94         $14.78
----------------------------------------------------------------------------------------------------------------------------

Total Return                                             15.62%+         27.24%         19.23%         14.22%          4.82%@
============================================================================================================================
Ratios/Supplemental Data
  Net assets, end of period (000's)                     $41,449         $36,334        $28,470        $22,026        $16,326
----------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets          1.415%#          1.34%          1.34%          1.34%          1.34%#
----------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average
   net assets                                             1.54%#          2.01%          0.98%          0.79%          0.13%#
----------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                   12%+            36%           169%            54%            39%
----------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement
   by adviser                                             1.53%#          1.55%          1.55%          1.62%          1.79%#
----------------------------------------------------------------------------------------------------------------------------
                                                                                 Equity--Income Fund
                                                       ---------------------------------------------------------------------
                                                                                       Class B
                                                       ---------------------------------------------------------------------
                                                        Six Months
                                                          Ended          Year            Year           Year        4/01/94*
                                                         4/30/98         Ended           Ended          Ended          to
                                                       (Unaudited)      10/31/97       10/31/96       10/31/95**    10/31/94
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $17.24          $17.22         $15.84         $14.77         $14.59
----------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                    0.08            0.23           0.06           0.02         (0.02)
  Net realized and unrealized gain on investments
   and foreign currency                                    2.34            3.54           2.69           1.84           0.20
                                                       ---------------------------------------------------------------------
    Total from investment operations                       2.42            3.77           2.75           1.86           0.18
                                                       ---------------------------------------------------------------------
Distributions
  Dividends from net investment income                   (0.21)          (0.08)         (0.09)             --             --
  Distributions from realized capital gains              (1.16)          (3.67)         (1.28)         (0.79)             --
                                                       ---------------------------------------------------------------------
    Total distributions                                  (1.37)          (3.75)         (1.37)         (0.79)             --
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $18.29          $17.24         $17.22         $15.84         $14.77
----------------------------------------------------------------------------------------------------------------------------

Total Return                                             15.23%+         26.29%         18.59%         13.58%          4.75%@
============================================================================================================================
Ratios/Supplemental Data
  Net assets, end of period (000's)                     $42,126         $36,191        $27,058        $19,874         $5,054
----------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets          2.065%#          1.99%          1.99%          1.99%          1.99%#
----------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average
    net assets                                            0.90%#          1.36%          0.33%          0.13%         (0.52%)#
----------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                   12%+            36%           169%            54%            39%
----------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement
    by adviser                                            2.18%#          2.21%          2.20%          2.32%          2.82%#
----------------------------------------------------------------------------------------------------------------------------

*   Commencement of Operations
#   Annualized
+   Non-annualized
** Net investment income per share has been calculated using the average share method
@ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                    Equity--Income Fund
                                                        ------------------------------------------------------------------------
                                                                                           Class C
                                                        ------------------------------------------------------------------------
                                                        Six Months
                                                           Ended                           Year Ended October 31,
                                                          4/30/98     ----------------------------------------------------------
                                                        (Unaudited)         1997            1996          1995**          1994
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $17.33           $17.27          $15.84         $14.77         $14.21
--------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
   Net investment income                                    0.08             0.23            0.06           0.02          (0.07)
   Net realized and unrealized gain on investments
    and foreign currency                                    2.35             3.56            2.69           1.84           0.74
                                                        ------------------------------------------------------------------------
       Total from investment operations                     2.43             3.79            2.75           1.86           0.67
                                                        ------------------------------------------------------------------------
 Distributions
   Dividends from net investment income                    (0.21)           (0.06)          (0.04)            --          (0.03)
   Distributions from realized capital gains               (1.16)           (3.67)          (1.28)         (0.79)         (0.08)
   Distributions from capital                                 --               --              --             --             --
                                                        ------------------------------------------------------------------------
       Total distributions                                 (1.37)           (3.73)          (1.32)         (0.79)         (0.11)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $18.39           $17.33          $17.27         $15.84         $14.77
--------------------------------------------------------------------------------------------------------------------------------

Total Return                                              15.22%+          26.33%          18.53%         13.58%          4.75%
================================================================================================================================
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000's)                    $106,517          $94,649         $83,855        $83,719        $71,219
--------------------------------------------------------------------------------------------------------------------------------
   Ratio of total expenses to average net assets          2.065%#           1.99%           1.99%          1.99%          1.99%
--------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income to average
    net assets                                             0.90%#           1.36%           0.33%          0.15%         (0.49%)
--------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                   12%+             36%            169%            54%            39%
--------------------------------------------------------------------------------------------------------------------------------
   Expense ratio before expense
    reimbursement by adviser                               2.18%#           2.19%           2.20%          2.23%          2.29%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                    Equity--Income Fund
                                                        ---------------------------------------------------------------------
                                                                                           Class C
                                                        ---------------------------------------------------------------------
                                                                       Year Ended October 31,                       8/28/89*
                                                        -----------------------------------------------------          to
                                                           1993          1992            1991           1990        10/31/89
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $12.05        $10.70          $8.22          $11.19         $12.25
-----------------------------------------------------------------------------------------------------------------------------
Investment Operations:
   Net investment income                                    0.01         (0.01)          0.02            0.05           0.01
   Net realized and unrealized gain on investments
    and foreign currency                                    2.15          1.37           2.54           (2.39)         (1.07)
                                                        ---------------------------------------------------------------------
       Total from investment operations                     2.16          1.36           2.56           (2.34)         (1.06)
                                                        ---------------------------------------------------------------------
 Distributions
   Dividends from net investment income                       --            --          (0.03)          (0.05)            --
   Distributions from realized capital gains                  --            --             --           (0.58)            --
   Distributions from capital                                 --         (0.01)         (0.05              --             --
                                                        ---------------------------------------------------------------------
       Total distributions                                    --         (0.01)         (0.08)          (0.63)            --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $14.21        $12.05         $10.70           $8.22         $11.19
-----------------------------------------------------------------------------------------------------------------------------

Total Return                                              17.93%        12.75%         31.32%         (22.16%)        (8.65%)+
=============================================================================================================================
Ratios/Supplemental Data
   Net assets, end of period (000's)                     $64,223       $24,291        $15,354         $19,370        $30,627
-----------------------------------------------------------------------------------------------------------------------------
   Ratio of total expenses to average net assets           1.99%         2.47%          2.97%           2.85%          2.57%#
-----------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income to average
    net assets                                             0.27%        (0.15%)         0.27%           0.43%          0.37%#
-----------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                   40%           91%            37%             58%            65%
-----------------------------------------------------------------------------------------------------------------------------
   Expense ratio before expense
    reimbursement by adviser                               2.35%         3.00%          3.12%            N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------

================================================================================

                                                                                       Balanced Fund
                                                        ------------------------------------------------------------------------
                                                                                          Class A
                                                        ------------------------------------------------------------------------
                                                         Six Months
                                                            Ended           Year           Year           Year          4/01/94*
                                                           4/30/98         Ended          Ended           Ended           to
                                                         (Unaudited)      10/31/97      10/31/96**      10/31/95**     10/31/94
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $12.58          $12.33         $12.02         $11.13         $11.06
--------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
Net investment income                                         0.13            0.34           0.39           0.38           0.17
  Net realized and unrealized gain on investments
   and foreign currency                                       1.07            1.52           1.07           1.35          (0.10)
                                                        ------------------------------------------------------------------------
    Total from investment operations                          1.20            1.86           1.46           1.73           0.07
                                                        ------------------------------------------------------------------------
Distributions
  Dividends from net  investment income                      (0.32)          (0.45)         (0.40)         (0.32)            --
  Distributions from realized capital gains                  (2.07)          (1.16)         (0.75)         (0.52)            --
                                                        ------------------------------------------------------------------------
    Total distributions                                      (2.39)          (1.61)         (1.15)         (0.84)            --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $11.39          $12.58         $12.33         $12.02         $11.13
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                                11.54%+         17.01%         13.10%         16.95%          0.76%@
===============================================================================================================================
Ratios/Supplemental Data
  Net assets, end of period (000's)                        $14,212         $12,294        $10,873        $10,033         $7,830
--------------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets              1.39%#          1.34%          1.34%          1.34%          1.34%#
--------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average
   net assets                                                2.12%#          2.74%          3.32%          3.39%          2.72%#
--------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                      93%+           211%           253%           226%           246%
--------------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement
   by adviser                                                1.55%#          1.59%          1.55%          1.69%          1.86%#
--------------------------------------------------------------------------------------------------------------------------------

*   Commencement of Operations
#   Annualized
+   Non-annualized
** Net investment income per share has been calculated using the average share method
@ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                   Balanced Fund
                                                     ------------------------------------------------------------------------
                                                                                      Class B
                                                     ------------------------------------------------------------------------
                                                     Six Months
                                                        Ended           Year           Year           Year           4/01/94*
                                                       4/30/98          Ended          Ended          Ended            to
                                                     (Unaudited)      10/31/97**     10/31/96**     10/31/95**      10/31/94
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $12.49          $12.26         $11.98         $11.12        $11.06
-----------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                    0.11            0.25           0.31           0.30          0.12
  Net realized and unrealized gain on investments
   and foreign currency                                    1.05            1.53           1.07           1.36         (0.06)
                                                     ------------------------------------------------------------------------
    Total from investment operations                       1.16            1.78           1.38           1.66          0.06
                                                     ------------------------------------------------------------------------
Distributions
  Dividends from net investment income                    (0.24)          (0.39)         (0.35)         (0.28)           --
  Distributions from realized capital gains               (2.07)          (1.16)         (0.75)         (0.52)           --
                                                     ------------------------------------------------------------------------
    Total distributions                                   (2.31)          (1.55)         (1.10)         (0.80)           --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $11.34          $12.49         $12.26         $11.98        $11.12
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                              11.12%+         16.27%         12.35%         16.31%       0.67%@
=============================================================================================================================
Ratios/Supplemental Data
  Net assets, end of period (000's)                     $20,000         $17,140        $16,219         $9,875        $4,760
-----------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets            2.04%#          1.99%          1.99%          1.99%         1.99%#
-----------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average
   net assets                                              1.47%#          2.09%          2.67%          2.69%         2.07%#
-----------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                    93%+           211%           253%           226%          246%
-----------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement
   by adviser                                              2.20%#          2.23%          2.20%          2.37%         2.73%#
-----------------------------------------------------------------------------------------------------------------------------

================================================================================


                                                                              Balanced Fund
                                                     ------------------------------------------------------------------------
                                                                                 Class C
                                                     ------------------------------------------------------------------------
                                                       Six Months
                                                         Ended                             Year Ended October 31,
                                                         4/30/98      -------------------------------------------------------
                                                      (Unaudited)       1997**          1996**        1995**          1994
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $12.62          $12.35         $12.02         $11.12         $11.52
-----------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                   0.11            0.25           0.32           0.31           0.22
  Net realized and unrealized gain on investments
   and foreign currency                                   1.07            1.54           1.07           1.35          (0.15)
                                                     ------------------------------------------------------------------------
    Total from investment operations                      1.18            1.79           1.39           1.66           0.07
                                                     ------------------------------------------------------------------------
Distributions
  Dividends from net investment income                   (0.24)          (0.36)         (0.31)         (0.24)         (0.18)
  Distributions from realized capital gains              (2.07)          (1.16)         (0.75)         (0.52)         (0.29)
  Distributions from capital                                --              --             --             --             --
                                                     ------------------------------------------------------------------------
     Total distributions                                 (2.31)          (1.52)         (1.06)         (0.76)         (0.47)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $11.49          $12.62         $12.35         $12.02         $11.12
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                             11.20%+         16.21%         12.41%         16.25%          0.67%
=============================================================================================================================
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                    $69,398         $68,261        $72,821        $80,626        $86,902
-----------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets           2.04%#          1.99%          1.99%          1.99%          1.99%
-----------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average
   net assets                                             1.47%#          2.09%          2.67%          2.76%          1.93%
-----------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                   93%+           211%           253%           226%           246%
-----------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense
     reimbursement by adviser                             2.20%#          2.20%          2.20%          2.24%          2.22%
-----------------------------------------------------------------------------------------------------------------------------


                                                                              Balanced Fund
                                                     -----------------------------------------------------------------------------
                                                                                 Class C
                                                     -----------------------------------------------------------------------------
                                                                          Year Ended October 31,
                                                       -------------------------------------------------------------     8/28/89*
                                                                                                                            to
                                                          1993            1992           1991                1990        10/31/89
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $10.20          $9.76          $8.12               $9.84         $10.17
----------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                    0.21           0.20           0.27                0.32           0.05
  Net realized and unrealized gain on investments
   and foreign currency                                    1.30           0.87           1.70               (1.66)         (0.38)
                                                       ---------------------------------------------------------------------------
    Total from investment operations                       1.51           1.07           1.97               (1.34)         (0.33)
                                                       ---------------------------------------------------------------------------
Distributions
  Dividends from net investment income                    (0.09)         (0.19)         (0.33)              (0.26)            --
  Distributions from realized capital gains               (0.10)         (0.44)            --                  --             --
  Distributions from capital                                 --             --             --               (0.12)            --
                                                       ---------------------------------------------------------------------------
     Total distributions                                  (0.19)         (0.63)         (0.33)              (0.38)            --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $11.52         $10.20          $9.76               $8.12          $9.84
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                              15.02%         11.25%         24.53%             (13.97%)        (3.24%)+
==================================================================================================================================
Ratios/Supplemental Data                                $96,105        $48,160        $30,724             $34,713        $43,915
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)
----------------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets            1.99%          2.40%          2.88%               2.63%        2.13%#
----------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average
   net assets                                              1.96%          1.93%          2.77%               3.34%        3.09%#
----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                   196%           171%            84%                 73%          84%#
----------------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense
     reimbursement by adviser                              2.28%          2.89%           N/A                 N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------

*   Commencement of Operations
#   Annualized
+   Non-annualized
** Net investment income per share has been calculated using the average share method
@ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                               Strategic Income Fund
                                                       ------------------------------------------------------------------------
                                                                                       Class A
                                                       ------------------------------------------------------------------------
                                                       Six Months
                                                          Ended           Year           Year           Year         11/01/93*
                                                         4/30/98         Ended          Ended          Ended            to
                                                       (Unaudited)      10/31/97       10/31/96       10/31/95       10/31/94
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $9.76           $9.80          $9.07          $8.90         $10.00
-------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                    0.29            0.70           0.80           0.78           0.65
  Net realized and unrealized gain on investments
   and foreign currency                                    0.13            0.28           0.72           0.18          (1.10)
                                                       ------------------------------------------------------------------------
    Total from investment operations                       0.42            0.98           1.52           0.96          (0.45)
                                                       ------------------------------------------------------------------------
Distributions
  Dividends from net investment income                    (0.29)          (0.84)         (0.79)         (0.79)         (0.65)
  Distributions from realized capital gains               (0.13)          (0.18)            --             --             --
                                                       ------------------------------------------------------------------------
    Total distributions                                   (0.42)          (1.02)         (0.79)         (0.79)         (0.65)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $9.76           $9.76          $9.80          $9.07          $8.90
-------------------------------------------------------------------------------------------------------------------------------
    Total Return                                           4.98%+         10.57%         17.35%         11.43%         (3.79%)
===============================================================================================================================
Ratios/Supplemental Data
  Net assets, end of (000's)                            $16,928         $15,924        $13,382        $10,041        $15,507
-------------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets          1.50%#            1.50%          1.50%          1.07%          0.41%
-------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average
   net assets                                            7.03%#            7.25%          8.28%          9.08%          8.26%
-------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                  62%+             193%            68%           180%           136%
-------------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement
   by adviser                                            1.56%#            1.61%          1.65%          1.69%           .96%
-------------------------------------------------------------------------------------------------------------------------------

================================================================================

                                                                                Strategic Income Fund
                                                      --------------------------------------------------------------------------
                                                                                       Class B
                                                      --------------------------------------------------------------------------
                                                      Six Months
                                                         Ended           Year           Year            Year           4/01/94*
                                                        4/30/98          Ended          Ended           Ended            to
                                                      (Unaudited)       10/31/97       10/31/96        10/31/95       10/31/94
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $9.76           $9.80          $9.07          $8.90          $9.31
--------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                    0.26            0.64           0.73           0.73           0.38
  Net realized and unrealized gain on investments
   and foreign currency                                    0.13            0.28           0.73           0.17          (0.41)
                                                      --------------------------------------------------------------------------
    Total from investment operations                       0.39            0.92           1.46           0.90          (0.03)
                                                      --------------------------------------------------------------------------
Distributions
  Dividends from net investment income                    (0.26)          (0.78)         (0.73)         (0.73)         (0.38)
  Distributions from realized capital gains               (0.13)          (0.18)            --             --             --
                                                      --------------------------------------------------------------------------
    Total distributions                                   (0.39)          (0.96)         (0.73)         (0.73)         (0.38)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $9.76           $9.76          $9.80          $9.07          $8.90
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                               4.64% +         9.86%         16.59%         10.72%         (4.18%)@
================================================================================================================================
Ratios/Supplemental Data
  Net assets, end of period (000's)                     $33,809         $34,590        $30,890        $20,672         $5,440
--------------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets            2.15%#          2.15%          2.15%          1.95%          1.00%#
--------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average
   net assets                                              6.39%#          6.60%          7.63%          8.10%          8.59%#
--------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                    62%+           193%            68%           180%           136%
--------------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement
   by adviser                                              2.21%#          2.23%          2.27%          2.38%          2.04%#
--------------------------------------------------------------------------------------------------------------------------------

*   Commencement of Operations
#   Annualized
@ Historical Total Return is the one-year performance return which includes Class A performance prior to commencement of operations.

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)


                                                                                  Strategic Income Fund
                                                     ---------------------------------------------------------------------------
                                                                                         Class C
                                                     ---------------------------------------------------------------------------
                                                      Six Months
                                                         Ended            Year           Year           Year          4/01/94*
                                                        4/30/98           Ended          Ended          Ended           to
                                                      (Unaudited)       10/31/97       10/31/96       10/31/95       10/31/94
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $9.76           $9.80          $9.07          $8.90          $9.31
--------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                    0.26            0.64           0.73           0.73           0.38
  Net realized and unrealized gain on investments
   and foreign currency                                    0.13            0.28           0.73           0.17          (0.41)
                                                     ---------------------------------------------------------------------------
    Total from investment operations                       0.39            0.92           1.46           0.90          (0.03)
                                                     ---------------------------------------------------------------------------
Distributions
  Dividends from net investment income                    (0.26)          (0.78)         (0.73)         (0.73)         (0.38)
  Distributions from realized capital gains               (0.13)          (0.18)            --             --             --
                                                     ---------------------------------------------------------------------------
    Total distributions                                   (0.39)          (0.96)         (0.73)         (0.73)         (0.38)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $9.76           $9.76          $9.80          $9.07          $8.90
--------------------------------------------------------------------------------------------------------------------------------
    Total Return                                           4.64%+          9.86%         16.59%         10.72%          4.20%@
================================================================================================================================
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                     $36,357         $32,683        $22,783        $14,273         $8,439
--------------------------------------------------------------------------------------------------------------------------------
  Ratio of total  expenses to average net assets           2.15%#          2.15%          2.15%          1.95%          1.00%#
--------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average
   net assets                                              6.37%#          6.60%          7.63%          8.25%          8.59%#
--------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                    62%+           193%            68%           180%           136%
--------------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement
   by adviser                                              2.21%           2.24%          2.28%          2.37%          1.96%#
--------------------------------------------------------------------------------------------------------------------------------

================================================================================

                                                                 Investment Quality Bond Fund
                                                     -------------------------------------------------------
                                                                          Class A
                                                     -------------------------------------------------------
                                                      Six Months
                                                         Ended               Year Ended October 31,
                                                        4/30/98      ---------------------------------------
                                                      (Unaudited)       1997          1996          1995
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $10.52         $10.34        $10.56         $9.74
------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                   0.29           0.67          0.66          0.68
  Net realized and unrealized gain on investments         0.04           0.18         (0.20)         0.82
                                                     -------------------------------------------------------
    Total from investment operations                      0.33           0.85          0.46          1.50
                                                     -------------------------------------------------------
Distributions
  Dividends from net investment income                   (0.28)         (0.67)        (0.68)        (0.68)
  Distributions from realized capital gains                 --             --            --            --
  Distributions from capital                                --             --            --            --
                                                     -------------------------------------------------------
    Total distributions                                  (0.28)         (0.67)        (0.68)        (0.68)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $10.57         $10.52        $10.34        $10.56
------------------------------------------------------------------------------------------------------------
    Total Return                                          3.71%+         8.57%         4.52%        15.91%
============================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
  Net assets, end of period_(000's)                     $6,715         $7,110        $9,056       $10,345
------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets           1.25%#         1.25%         1.25%         1.25%
------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average
   net assets                                             6.52%#         6.54%         6.37%         6.72%
------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                   19%+           65%           56%          132%
------------------------------------------------------------------------------------------------------------
  Expense ratio before expense
   reimbursement by adviser                               1.49%#         1.62%         1.55%         1.73%
------------------------------------------------------------------------------------------------------------


                                                                Year Ended October 31,             5/01/91*
                                                     ------------------------------------------       to
                                                        1994           1993           1992         10/31/91
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $11.16         $10.56         $10.26         $10.00
------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                  0.60           0.66           0.82           0.40
  Net realized and unrealized gain on investments       (1.37)          0.64           0.27           0.30
                                                     --------------------------------------------------------
    Total from investment operations                    (0.77)          1.30           1.09           0.70
                                                     --------------------------------------------------------
Distributions
  Dividends from net investment income                  (0.56)         (0.64)         (0.79)         (0.40)
  Distributions from realized capital gains             (0.09)         (0.06)            --             --
  Distributions from capital                               --             --             --          (0.04)
                                                     --------------------------------------------------------
    Total distributions                                 (0.65)         (0.70)         (0.79)         (0.44)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $9.74         $11.16         $10.56         $10.26
------------------------------------------------------------------------------------------------------------
    Total Return                                        (7.08%)        12.66%         11.00%          7.21%+
============================================================================================================
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
  Net assets, end of period_(000's)                    $11,150        $14,674         $6,773         $2,713
------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets           1.25%          0.98%          0.00%        0.00%#
------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average
   net assets                                             5.86%          5.82%          7.76%        7.08%#
------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                  186%            41%            44%          39%#
------------------------------------------------------------------------------------------------------------
  Expense ratio before expense
   reimbursement by adviser                               1.74%          1.57%          2.56%        3.37%#
------------------------------------------------------------------------------------------------------------

*   Commencement of Operations
#   Annualized
+   Non-annualized
@ Historical Total Return is the one-year performance return which includes Class A performance prior to commencement of operations.



    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
================================================================================


                                                                         Investment Quality Bond Fund
                                                   ------------------------------------------------------------------------
                                                                                    Class B
                                                   ------------------------------------------------------------------------
                                                    Six Months
                                                      Ended             Year          Year          Year       4/01/94*
                                                     4/30/98           Ended         Ended         Ended          to
                                                   (Unaudited)       10/31/97      10/31/96      10/31/95      10/31/94
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $10.52         $10.33        $10.55         $9.74        $10.21
---------------------------------------------------------------------------------------------------------------------------
Investment Operations:
   Net investment income                                  0.26           0.60          0.60          0.61          0.33
   Net realized and unrealized gain on investments        0.05           0.20        (0.20)          0.82        (0.51)
                                                   ------------------------------------------------------------------------
      Total from investment operations                    0.31           0.80          0.40          1.43        (0.18)
                                                   ------------------------------------------------------------------------
Distributions
   Dividends from net investment income                 (0.26)         (0.61)        (0.62)        (0.62)        (0.29)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $10.57         $10.52        $10.33        $10.55         $9.74
---------------------------------------------------------------------------------------------------------------------------

Total Return                                             3.42%+         8.05%         3.92%        15.12%       (7.34%)@
===========================================================================================================================
Ratios/Supplemental Data
  Net assets, end of period (000's)                     $4,653         $4,613        $4,678        $3,472          $489
---------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets          1.90%#         1.90%         1.90%         1.90%         1.90%#
---------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average
   net assets                                            5.86%#         5.89%         5.72%         5.95%         5.70%#
---------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                  19%+           65%           56%          132%          186%
---------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement
   by adviser                                            2.14%#         2.33%         2.27%         2.69%         4.88%#
---------------------------------------------------------------------------------------------------------------------------


                                                                         Investment Quality Bond Fund
                                                   ------------------------------------------------------------------------
                                                                                    Class C
                                                   ------------------------------------------------------------------------
                                                    Six Months
                                                      Ended             Year          Year          Year       4/01/94*
                                                     4/30/98           Ended         Ended         Ended          to
                                                   (Unaudited)       10/31/97      10/31/96      10/31/95      10/31/94
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $10.52         $10.33        $10.55         $9.74        $10.21
---------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                   0.26           0.60          0.60          0.61          0.33
  Net realized and unrealized gain on investments         0.05           0.20        (0.20)          0.82        (0.51)
                                                   ------------------------------------------------------------------------
    Total from investment operations                      0.31           0.80          0.40          1.43        (0.18)
                                                   ------------------------------------------------------------------------
Distributions
  Dividends from net investment income                  (0.26)         (0.61)        (0.62)        (0.62)        (0.29)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $10.57         $10.52        $10.33        $10.55         $9.74
---------------------------------------------------------------------------------------------------------------------------

Total Return                                             3.42%+         8.05%         3.92%        15.12%       (7.34%)@
===========================================================================================================================
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                     $5,024         $6,109        $7,543        $7,206        $2,406
---------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets          1.90%#         1.90%         1.90%         1.90%         1.90%#
---------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average
   net assets                                            5.85%#         5.89%         5.72%         6.00%         5.70%#
---------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                  19%+           65%           56%          132%          186%
---------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement
   by adviser                                            2.14%#         2.29%         2.22%         2.50%         3.05%#
---------------------------------------------------------------------------------------------------------------------------

*   Commencement of Operations
#   Annualized
+   Non-annualized
@ Historical Total Return is the one-year performance return which includes Class A performance prior to commencement of operations.

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
================================================================================


                                                                             National Municipal Bond Fund
                                                       -----------------------------------------------------------------------------
                                                                                        Class A
                                                       -----------------------------------------------------------------------------
                                                        Six Months
                                                          Ended                      Year Ended October 31,           1/06/93*
                                                         4/30/98        --------------------------------------------     to
                                                       (Unaudited)        1997        1996        1995        1994    10/31/93
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.09        $9.73       $9.62       $8.82      $10.25      $10.00
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                      0.20         0.48        0.48        0.51        0.51        0.17
  Net realized and unrealized gain on investments            0.04         0.36        0.11        0.80      (1.43)        0.24
                                                       -----------------------------------------------------------------------------
      Total from investment operations                       0.24         0.84        0.59        1.31      (0.92)        0.41
                                                       -----------------------------------------------------------------------------
Distributions
  Dividends from net investment income                     (0.20)       (0.48)      (0.48)      (0.51)      (0.51)      (0.16)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.13       $10.09       $9.73       $9.62       $8.82      $10.25
------------------------------------------------------------------------------------------------------------------------------------

Total Return                                                2.74%+       8.85%       6.31%      15.26%      (9.24%)      4.17%+
====================================================================================================================================
Ratios/Supplemental Data
  Net assets, end of period (900's)                        $5,937       $6,347       $7,710     $7,618      $7,663      $9,131
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets             0.99%#       0.99%        0.99%      0.80%       0.57%       0.23%#
------------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average
   net assets                                               4.65%#       4.87%        4.99%      5.55%       5.28%       4.86%#
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                     31%+         29%          49%        44%          6%        150%#
------------------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement
   by adviser                                               1.15%#       1.23%        1.25%      1.34%       1.26%       1.10%#
------------------------------------------------------------------------------------------------------------------------------------


                                                                        National Municipal Bond Fund
                                                       ---------------------------------------------------------------
                                                                                   Class B
                                                       ---------------------------------------------------------------
                                                                                  Year Ended October 31,
                                                        Six Months     -----------------------------------------------
                                                          Ended           Year        Year         Year    1/06/93*
                                                         4/30/98         Ended       Ended        Ended       to
                                                       (Unaudited)     10/31/97    10/31/97     10/31/97   10/31/93
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.09        $9.73       $9.62       $8.81       $9.30
Investment Operations:
  Net investment income                                      0.16         0.40        0.40        0.43        0.25
  Net realized and unrealized gain on investments            0.03         0.36        0.11        0.81      (0.49)
                                                       ---------------------------------------------------------------
      Total from investment operations                       0.19         0.76        0.51        1.24      (0.24)
                                                       ---------------------------------------------------------------
Distributions
  Dividends from net investment income                     (0.16)       (0.40)      (0.40)      (0.43)      (0.25)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.12       $10.09       $9.73       $9.62       $8.81
----------------------------------------------------------------------------------------------------------------------

Total Return                                                2.20%+       7.94%       5.41%      14.42%      (9.71%)@
======================================================================================================================
Ratios/Supplemental Data
  Net assets, end of period (000's)                        $5,554       $6,532      $6,130      $5,876      $2,036
----------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets             1.85%#       1.84%       1.84%       1.70%       1.24%#
----------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average
   net assets                                               3.81%#       4.02%       4.14%       4.59%       4.62%#
----------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                     31%+         29%         49%         44%          6%#
----------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement
   by adviser                                               2.01%#       2.15%       2.11%       2.41%       2.81%#
----------------------------------------------------------------------------------------------------------------------

*    Commencement of Operations
#    Annualized
+    Non-annualized
@ Historical Total Return is the one-year performance return which includes Class Aperformance prior to commencement of operations.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
================================================================================

                                                                         National Municipal Bond Fund
                                                    -------------------------------------------------------------------------
                                                                                    Class C
                                                    -------------------------------------------------------------------------
                                                     Six Months
                                                       Ended            Year          Year          Year       4/01/94*
                                                      4/30/98          Ended         Ended         Ended          to
                                                    (Unaudited)      10/31/91      10/31/96      10/31/95      10/31/94
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $10.09          $9.73         $9.62         $8.81         $9.30
-----------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                   0.16           0.40          0.40          0.43          0.25
  Net realized and unrealized gain on investment          0.03           0.36          0.11          0.81        (0.49)
       Total from investment operations                   0.19           0.76          0.51          1.24        (0.24)
Distributions
  Dividends from net investment income                  (0.16)         (0.40)        (0.40)        (0.43)        (0.25)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $10.12         $10.09         $9.73         $9.62         $8.81
-----------------------------------------------------------------------------------------------------------------------------

Total Return                                             2.20%+         7.94%         5.41%        14.42%        (9.71%)@
=============================================================================================================================
Ratios/Supplemental Data
  Net assets, end of period (000's)                     $5,223         $5,305        $5,693        $6,834        $1,911
-----------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets          1.85%#         1.84%         1.84%         1.70%         1.24%#
-----------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average
   net assets                                            3.80%#         4.02%         4.14%         4.53%         4.62%#
-----------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                  31%+           29%           49%           44%            6%
-----------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement
   by adviser                                            2.01%#         2.15%         2.25%         2.63%         2.78%#
-----------------------------------------------------------------------------------------------------------------------------


                                                                     U.S. Government Securities Fund Class A
                                                   --------------------------------------------------------------------------
                                                                                     Class A
                                                   --------------------------------------------------------------------------
                                                    Six Months
                                                      Ended                            Year Ended October 31,
                                                     4/30/98          -------------------------------------------------------
                                                   (Unaudited)           1997         1996**           1995           1994
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $9.94           $9.80          $9.98          $9.45         $10.35
-----------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                  0.23            0.59           0.56           0.63           0.53
  Net realized and unrealized gain on
   investments                                           0.02            0.13         (0.12)           0.57         (0.74)
                                                   --------------------------------------------------------------------------
      Total from investment operations                   0.25            0.72           0.44           1.20         (0.21)
                                                   --------------------------------------------------------------------------
Distributions
  Dividends from net investment income                 (0.24)          (0.58)         (0.56)         (0.67)         (0.50)
  Dividends in excess of net investment income             --              --         (0.06)             --             --
  Distributions from realized capital gains                --              --             --             --         (0.19)
  Distributions from capital                               --              --             --             --             --
                                                   --------------------------------------------------------------------------
      Total distributions                              (0.24)          (0.58)         (0.62)         (0.67)         (0.69)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $9.95           $9.94          $9.80          $9.98          $9.45
-----------------------------------------------------------------------------------------------------------------------------

Total Return                                            3.03%+          7.56%          4.64%         13.15%         (2.13%)
=============================================================================================================================
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                   $49,906         $53,235        $72,774        $81,179       $100,622
-----------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets         1.25%#          1.25%          1.25%          1.25%          1.25%
-----------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average
   net assets                                           5.76%#          6.20%          5.71%          6.54%          5.39%
-----------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                 58%+           364%           477%           469%           279%
-----------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense
   reimbursement by adviser                             1.39%#          1.42%          1.41%          1.45%          1.47%
-----------------------------------------------------------------------------------------------------------------------------


                                                                  U.S. Government Securities Fund
                                                  ---------------------------------------------------------------
                                                                               Class A
                                                  ---------------------------------------------------------------
                                                                        Year Ended October 31,                      8/28/89*
                                                  ---------------------------------------------------------------      to
                                                          1993            1992            1991           1990       10/31/89
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $10.04           $9.89           $9.47          $9.74          $9.73
--------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                   0.51            0.74            0.84           0.75           0.15
  Net realized and unrealized gain on
   investments                                            0.34            0.13            0.42         (0.20)           0.01
                                                  ------------------------------------------------------------------------------
      Total from investment operations                    0.85            0.87            1.26         (0.55)           0.16
                                                  ------------------------------------------------------------------------------
Distributions
  Dividends from net investment income                  (0.50)          (0.72)          (0.84)         (0.75)         (0.15)
  Dividends in excess of net investment income              --              --              --             --             --
  Distributions from realized capital gains             (0.04)              --              --             --             --
  Distributions from capital                                --              --              --         (0.07)             --
                                                  ------------------------------------------------------------------------------
      Total distributions                               (0.54)          (0.72)          (0.84)         (0.82)         (0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $10.35          $10.04           $9.89          $9.47          $9.74
--------------------------------------------------------------------------------------------------------------------------------

      Total Return                                       8.64%           9.15%          13.86%          5.90%          1.66%+
================================================================================================================================
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000's)                   $163,296        $118,543         $45,662        $43,299        $56,069
--------------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets          1.07%           0.24%           0.68%          2.28%        2.18%#
--------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income to average
   net assets                                            4.97%           7.21%           8.65%          7.89%        8.54%#
--------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                 208%            108%            195%            71%          93%#
--------------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense
   reimbursement by adviser                              1.42%           2.13%           2.61%          2.57%           N/A
--------------------------------------------------------------------------------------------------------------------------------


*   Commencement of Operations
+   Non-annualized
#   Annualized
** Net investment income per share has been calculated using the average share method
@ Historical Total Return is the one-year performance return which includes Class C performance prior to commencement of operations.

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
================================================================================


                                                                           U.S. Government Securities Fund
                                                     ----------------------------------------------------------------------------
                                                                                       Class B
                                                     ----------------------------------------------------------------------------
                                                      Six Months
                                                        Ended            Year            Year           Year        4/01/94*
                                                       4/30/98          Ended           Ended          Ended           to
                                                     (Unaudited)       10/31/97       10/31/96**     10/31/95       10/31/94
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $9.94           $9.80          $9.98          $9.45          $9.77
---------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                    0.20            0.54           0.50           0.56           0.29
  Net realized and unrealized gain on investments          0.01            0.11         (0.12)           0.58         (0.35)
                                                    -----------------------------------------------------------------------------
       Total from investment operations                    0.21            0.65           0.38           1.14         (0.06)
                                                    -----------------------------------------------------------------------------
  Distributions
  Dividends from net investment income                   (0.21)          (0.51)         (0.50)         (0.61)         (0.26)
  Distributions in excess of net investment income           --              --         (0.06)             --             --
                                                    -----------------------------------------------------------------------------
       Total distribution                                (0.21)          (0.51)         (0.56)         (0.61)         (0.26)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $9.94           $9.94          $9.80          $9.98          $9.45
---------------------------------------------------------------------------------------------------------------------------------

Total Return                                              2.59%+          6.84%          3.97%         12.45%         (2.44%)@
=================================================================================================================================
Ratios/Supplemental Data
  Net assets, end of period (000's)                     $41,718         $16,659        $19,444        $13,993         $2,746
---------------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets           1.90%#          1.90%          1.90%          1.90%          1.90%#
---------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average
   net assets                                             5.11%#          5.55%          5.06%          5.53%          5.06%#
---------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                   58%+           364%           477%           469%           279%
---------------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement
   by adviser                                             2.05%#          2.09%          2.06%          2.28%          3.40%#
---------------------------------------------------------------------------------------------------------------------------------



                                                                           U.S. Government Securities Fund
                                                     ----------------------------------------------------------------------------
                                                                                       Class C
                                                     ----------------------------------------------------------------------------
                                                      Six Months
                                                        Ended            Year            Year           Year        4/01/94*
                                                       4/30/98          Ended           Ended          Ended           to
                                                     (Unaudited)       10/31/97**     10/31/96       10/31/95       10/31/94
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $9.94           $9.80          $9.98          $9.45          $9.77
---------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                    0.20            0.54           0.50           0.56           0.26
  Net realized and unrealized gain on investments          0.01            0.11         (0.12)           0.58         (0.32)
                                                    -----------------------------------------------------------------------------
       Total from investment operations                    0.21            0.65           0.38           1.14         (0.06)
                                                    -----------------------------------------------------------------------------
  Distributions
  Dividends from net investment income                   (0.21)          (0.51)         (0.50)         (0.61)         (0.26)
  Distributions in excess of net investment income           --              --         (0.06)             --             --
                                                    -----------------------------------------------------------------------------
       Total distributions                               (0.21)          (0.51)         (0.56)         (0.61)         (0.26)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $9.94           $9.94          $9.80          $9.98          $9.45
---------------------------------------------------------------------------------------------------------------------------------

Total Return                                              2.59%+          6.84%          3.97%         12.45%         (2.44%)@
=================================================================================================================================
Ratios/Supplemental Data
  Net assets, end of period (000's)                     $12,089         $14,716        $20,009        $20,186        $10,766
---------------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets           1.90%#          1.90%          1.90%          1.90%          1.90%#
---------------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average
   net assets                                             5.11%#          5.55%          5.06%          5.74%          5.06%#
---------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover rate                                   58%+           364%           477%           469%           279%
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income/(loss) before expense
   reimbursement by adviser                                0.19            0.52           0.48           0.53           0.23
---------------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement
   by adviser                                             2.05%#          2.09%          2.06%          2.15%          2.44%#
---------------------------------------------------------------------------------------------------------------------------------


*   Commencement of Operations
+   Non-annualized
#   Annualized
** Net investment income per share has been calculated using the average share method
@ Historical Total Return is the one-year performance return which includes Class A performance prior to commencement of operations.

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                              Money Market Fund
                                                --------------------------------------------------------------------------
                                                                                   Class A
                                                --------------------------------------------------------------------------
                                                  Six Months
                                                    Ended                          Year Ended October 31,
                                                    4/30/98      ---------------------------------------------------------
                                                 (Unaudited)      1997         1996        1995        1994         1993
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $1.00         $1.00        $1.00       $1.00       $1.00        $1.00
--------------------------------------------------------------------------------------------------------------------------
Investment Operations:
   Net investment income                             0.02          0.05         0.05        0.05        0.03         0.03
Distributions
   Dividends from net investment income            (0.02)        (0.05)       (0.05)      (0.05)      (0.03)       (0.03)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $1.00         $1.00        $1.00       $1.00       $1.00        $1.00
--------------------------------------------------------------------------------------------------------------------------

Total Return                                        2.58%+        5.13%        5.16%       5.60%       3.48%        2.80%
==========================================================================================================================
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000's)              $10,210       $11,057       $8,087     $11,379      $8,499      $18,109
--------------------------------------------------------------------------------------------------------------------------
   Ratio of total expenses to average net assets    0.50%#        0.50%        0.50%       0.50%       0.50%        0.50%
--------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income to average
    net assets                                      5.15%#        5.02%        5.02%       5.45%       3.40%        2.75%
--------------------------------------------------------------------------------------------------------------------------
   Expense ratio before expense reimbursement
    by adviser                                      0.82%#        0.96%        0.95%       0.96%       0.95%        1.32%
--------------------------------------------------------------------------------------------------------------------------

                                                                 Money Market Fund
                                                --------------------------------------------------
                                                                     Class A
                                                --------------------------------------------------
                                                         Year Ended October 31,           8/28/89*
                                                  -----------------------------------       to
                                                    1992          1991         1990      10/31/89
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $1.00         $1.00        $1.00       $1.00
--------------------------------------------------------------------------------------------------
Investment Operations:
   Net investment income                             0.04          0.06         0.06        0.01
Distributions
   Dividends from net investment income            (0.04)        (0.06)       (0.06)      (0.01)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $1.00         $1.00        $1.00       $1.00
--------------------------------------------------------------------------------------------------
Total Return                                        3.69%         6.22%        5.76%       0.53%+
==================================================================================================
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------
   Net assets, end of period (000's)               $2,244        $3,421       $4,526      $7,781
--------------------------------------------------------------------------------------------------
   Ratio of total expenses to average net assets    0.50%         1.00%        2.45%       1.96%#
--------------------------------------------------------------------------------------------------
   Ratio of net investment income to average
    net assets                                      3.77%         6.01%        5.52%       6.59%#
--------------------------------------------------------------------------------------------------
   Expense ratio before expense reimbursement
    by adviser                                      2.71%         2.68%        2.47%        N/A
--------------------------------------------------------------------------------------------------

                                                                                Money Market Fund
                                                            -------------------------------------------------------------
                                                                                      Class B
                                                            -------------------------------------------------------------
                                                            Six Months
                                                               Ended      Year         Year        Year         4/01/94*
                                                              4/30/98     Ended       Ended        Ended           to
                                                            (Unaudited)  10/31/91    10/31/96     10/31/95      10/31/94
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $1.00        $1.00       $1.00        $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                        0.02         0.05        0.05         0.05          0.02
Distributions
  Dividends from net investment income                       (0.02)       (0.05)      (0.05)       (0.05)        (0.02)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $1.00        $1.00       $1.00        $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------------
Total Return                                                  2.58%+       5.13%       5.16%        5.60%         3.48%@
=========================================================================================================================
Ratios/Supplemental Data
  Net assets, end of period (000's)                          $3,905       $3,332      $3,062       $1,564          $312
-------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets               0.50%#       0.50%       0.50%        0.50%         0.50%#
-------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average
   net assets                                                 5.16%#       5.02%       5.02%        5.52%         3.96%#
-------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement by
   adviser                                                    0.82%#       1.05%       1.18%        1.41%         4.83%#
-------------------------------------------------------------------------------------------------------------------------

*   Commencement of Operations
+   Non-annualized
#   Annualized
@ Historical Total Return is the one-year performance return which includes Class A performance prior to commencement of operations.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                Money Market Fund
                                                        ------------------------------------------------------------------
                                                                                     Class C
                                                        ------------------------------------------------------------------
                                                         Six Months
                                                           Ended          Year         Year          Year         4/01/94*
                                                          4/30/98         Ended        Ended         Ended           to
                                                        (Unaudited)     10/31/97     10/31/96      10/31/95       10/31/94
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $1.00          $1.00         $1.00         $1.00         $1.00
--------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net investment income                                    0.02           0.05          0.05          0.05          0.02
Distributions
  Dividends from net investment income                   (0.02)         (0.05)        (0.05)        (0.05)        (0.02)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $1.00          $1.00         $1.00         $1.00         $1.00
--------------------------------------------------------------------------------------------------------------------------
Total Return                                              2.58%+         5.13%         5.16%         5.60%         3.48%@
==========================================================================================================================
Ratios/Supplemental Data
  Net assets, end of period (000's)                      $6,339         $7,539        $9,840        $9,394       $12,170
--------------------------------------------------------------------------------------------------------------------------
  Ratio of total expenses to average net assets           0.50%#         0.50%         0.50%         0.50%         0.50%#
--------------------------------------------------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average
   net assets                                             5.16%#         5.01%         5.02%         5.46%         3.96%#
--------------------------------------------------------------------------------------------------------------------------
  Expense ratio before expense reimbursement by
   adviser                                                0.83%#         1.00%         0.98%         0.95%         1.18%#
--------------------------------------------------------------------------------------------------------------------------

*   Commencement of Operations
+   Non-annualized
#   Annualized
@ Historical Total Return is the one-year performance return which includes Class A performance prior to commencement of operations.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited)
(showing percentage of total value of investments)
================================================================================

International Small Cap Fund
----------------------------
                                       Shares        Value
                                       ------        -----
COMMON STOCKS - 72.41%
Agricultural Machinery - 0.49%
Kverneland AS                           3,875     $100,298
                                                  --------

Agriculture - 0.71%
Nutreco Holding N.V                     4,125      147,227
                                                   -------

Air Travel - 2.53%
Ryanair Holdings PLC, ADR*              7,325      281,097
Virgin Express Holdings, Ltd.*         10,650      239,625
                                                   -------
                                                   520,722

Apparel & Textiles - 1.06%
Tefron, Ltd.*                           8,125      217,852
                                                   -------

Auto Parts & Service - 1.11%
Haldex                                  5,725       95,392
Sixt AG                                 1,050      133,404
                                                   -------
                                                   228,796

Broadcasting - 0.39%
Editoriale L'Espresso SPA               9,650       80,083
                                                    ------

Business Services - 6.42%
Altran Technologies SA                  3,500      558,393
Brunel International*                   4,250      138,855
BTG PLC                                10,725      117,326
Kobenhavns Lufthavne                    2,175      258,782
Select Appointments Holdings PLC       17,775       247670
                                                    ------
                                                 1,321,026

Computers & Business Equipment - 1.76%
Fuji Software ABC, Incorporated         3,600      128,125
Psion PLC                              51,050      233,118
                                                   -------
                                                   361,243

Conglomerates - 1.20%
Misys                                   5,157      248,001
                                                   -------

Containers & Glass - 3.92%
Compania Cervecerias Unidas SA, ADR    11,125      307,328
Schmalbach Lubeca AG                    2,025      498,534
                                                   -------
                                                   805,862

Drugs & Health Care - 2.54%
Ortivus AB*                             7,350      123,418
Schwarz Pharma AG                       4,950      399,409
                                                   -------
                                                   522,827

Electronics - 4.40%
ARM Holdings, PLC*                      1,250       17,354
Rofin-Sinar Technologies, Inc.*         9,075      203,620
Toolex-Alpha NV*                       10,000      196,525
VTech Holdings, Ltd.                  138,800      487,395
                                                   -------
                                                   904,894
Financial Services - 1.19%
JBA Holdings PLC                       27,625      244,904
                                                    ------

Food & Beverages - 3.08%
Raisio Tehtaat Oy PLC                   3,450      633,423
                                                   -------

Homebuilders - 1.24%
IHC Caland NV                           4,375      254,690
                                                   -------

Hotels & Restaurants - 9.63%
Doutor Coffee Company                   4,000      108,811
Grupo Posadas SA*                     200,000      146,226
J.D. Wetherspoon PLC                   56,515      305,813
Pizza Express                          38,275      500,176
Regent Inns PLC                        36,650      232,957
Tele Pizza*                             4,775      686,622
                                                   -------
                                                 1,980,605

Household Appliances Furnishing - 2.86%
Hunter Douglas                          6,900      336,444
Industrie Natuzzi SPA, ADR              9,825      252,380
                                                   -------
                                                   588,824

Industrial Machinery - 3.49%
KCI Konecranes International PLC        4,525      216,006
Noritsu Koki Co.                        7,200      214,901
Tomra Systems AS                        8,950      288,069
                                                   -------
                                                   718,976

International Oil - 1.91%
British-Borneo Petroleum
 Syndicate PLC                         39,716      230,854
Cairn Energy PLC*                      31,150      162,566
                                                   -------
                                                   393,420

Leisure Time - 5.69%
Capital Radio                          24,575      261,027
Cinar Films, Inc., Class B*            15,950      307,038
Flextech PLC*                          36,150      299,317
Metromedia International Group, Inc.*  10,300      171,237
Village Roadshow                       60,375      131,528
                                                   -------
                                                 1,170,147

Office Furnishings & Supplies - 1.00%
Turbon International AG                 7,050      206,249
                                                   -------

Petroleum Services - 2.42%
Coflexip SA, ADR*                       4,600      327,750
Petroleum Geological Services AS, ADR*  2,600      170,950
                                                   -------
                                                   498,700

Retail Grocery - 0.87%
Distribucion Y Servicio*               10,125      178,453
                                                   -------

Retail Trade - 2.91%
Beter Bed Holdings NV                   2,950       99,010
Bulgari SPA                            48,925      298,574
Ceteco Holdings NV                        550       30,738
Douglas Holdings AG                     2,700      119,462
Narvesen ASA                            2,300       51,820
                                                   -------
                                                   599,604

Software - 3.41%
Dassault Systems SA                     8,900      349,426
Eidos PLC ADR*                          6,775      108,400
Nippon System Development               6,000      149,615
Smallworldwide PLC*                     3,275       93,337
                                                   -------
                                                   700,778

Telecommunication Equipment - 0.52%
Nice Systems, Ltd.*                     2,500      107,500
                                                   -------

Telecommunication Services - 4.08%
Asia Satellite Telecommunications
 Holdings, ADR                         12,825      236,461
Energis PLC*                            8,000       87,649


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited)--continued
(showing percentage of total value of investments)
================================================================================

                                          Shares        Value
                                          ------        -----

Telecommunication Services - continued
Global Telesystems Group, Inc.*            4,550     $213,850
Grupo Iusacell SA, ADR*                   15,575      301,766
                                                      -------
                                                      839,726

Telephone - 1.58%
Netcom Systems AB, Class B*                9,550      324,419
                                                      -------

TOTAL COMMON STOCKS
 (Cost $12,123,499)                               $14,899,249
                                                  -----------

PREFERRED STOCKS - 6.11%
Automobiles - 3.28%
Porsche AG                                   270     $675,545

Financial Services - 2.83%
Marschollek, Lautenschlaeger und
 Partner AG                                1,490      580,789
                                                      -------

TOTAL PREFERRED STOCKS
 (Cost $574,933)                                   $1,256,334
                                                   ----------

WARRANTS - 0.01%
Gold Peak Industries (Expiration
 date 08/06/00; strike price HKD 5.25)    36,000       $1,859

TOTAL WARRANTS (Cost $0)                               $1,859
                                                       ------

                                       Principal        Value
                                       ---------        -----
SHORT TERM INVESTMENTS - 16.63%

Navigator Securities Lending Trust    $2,717,979   $2,717,979
SSGA Money Market Fund                   704,421      704,421
                                                      -------
                                                   $3,422,400
                                                   ----------

REPURCHASE AGREEMENT - 4.84%
Repurchase Agreement with State
Street Bank & Trust Company dated
04/30/98 at 5.00%, to be repurchased
at $995,138 on 05/01/98,
collateralized by $985,000 U.S.
Treasury Bonds, 6.25% due 08/15/23
(valued at $1,029,597 including
interest)                               $995,000     $995,000
                                                     --------

TOTAL INVESTMENTS (International
 Small Cap Fund) (Cost $17,115,832)               $20,574,842
                                                  -----------

International Growth and Income Fund
------------------------------------
                                          Shares        Value
                                          ------        -----
COMMON STOCKS - 81.02%
Aerospace - 0.63%
Lucas Varity PLC, ADS                     48,200     $215,468
                                                     --------

Agricultural Machinery - 0.28%
Kvaerner ASA                               2,400       97,847
                                                       ------

Air Travel - 1.30%
British Airways PLC                       13,000      135,472
Deutsche Lufthansa AG                      9,600      228,425
Singapore Airlines, Ltd.                  13,000       84,613
                                                       ------
                                                      448,510

Auto Parts - 0.43%
Autoliv, Inc.                              4,900     $148,734
                                                     --------

Automobiles - 0.50%
Peugeot SA                                 1,000      173,682
                                                      -------

Banking - 13.52%
Bk Austria AG                              1,800      112,763
Cie Fin Paribas                            3,700      393,945
Dao Heng Bank Group                      123,000      363,633
Deutsche Bank AG                           4,400      338,603
Dresdner Bank AG                           8,100      438,277
Bank of Fukuoka                           57,000      215,354
Gpo Fin Banamex AC                       136,000      425,000
Lloyds TSB Group                          23,700      355,003
Societe Generale                           2,244      467,391
Suez Lyonn Eaux                            1,100      186,658
UBS (Schw Bkgesell)                          400      644,052
Unibance Uniao De Barncos                  9,200      365,700
Westpac Banking Corp., Ltd.               34,000      228,418
Yapi ve Kredi Bankasi AS*              2,605,080      127,675
                                                      -------
                                                    4,662,472

Broadcasting -  1.99%
Brit Sky Broadcast                        11,000       80,039
Central European Media Enterprises, Ltd.   5,300      148,069
Grupo Television SA                        3,400      139,400
MATAV Cable Sys Media Ltd                  6,700      129,812
Singapore Press HD                         5,104       56,442
Wolters Kluwer NV                          1,000      130,934
                                                      -------
                                                      684,696
Business Services - 2.30%
Eaux (Cie Generale Des)                    3,345      622,145
Wessex Water PLC                          20,600      170,565
                                                      -------
                                                      792,710

Chemicals - 3.31%
Air Liquide                                1,400      258,526
Bayer AG                                   3,600      160,085
Fauji Fertilizer Company, Ltd.            59,700      117,720
Henkel KGAA                                2,240      156,652
Quimica Minera de Chile SA, ADR            1,725       74,930
Sekisui Chemical                           4,000       21,974
SGL Carbon                                 1,700      179,137
Shin Etsu Chemical Co.                     3,000       58,486
SKW Trostberg AG                           3,300      113,920
                                                      -------
                                                    1,141,430

Computers & Business Equipment - 0.91%
Fujitsu, Ltd.                             13,000      151,768
Ricoh Company, Ltd.                        9,000       93,237
Shinawatra                                11,000       68,875
                                                       ------
                                                      313,880

Conglomerates - 0.86%
ABSA Group Ltd.                           16,700      144,564
First Philippine Holdings Corp.           98,000       72,005
Hutchison Whampoa, Ltd.                   13,000       80,390
                                                       ------
                                                      296,959

Construction Materials & Building - 1.62%
Bilfinger & Berger                         2,072       69,854
Hanson                                    12,000       70,805
Pioneer International Ltd.                55,000      157,127


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited)-- continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                 Shares       Value
                                                 ------       -----
Construction Materials & Building - continued
Siam Cement Co.                                   4,100     $57,920
Tata Engineering                                    300       2,098
Tostem Corporation                               16,000     201,904
                                                            -------
                                                            559,708
Containers & Glass - 0.53%
Cie de St. Gobain                                 1,100     183,364
                                                            -------

Crude Petroleum & Natural Gas - 1.14%
Elf Aquitaine                                     2,997     393,384
                                                            -------

Drugs & Health Care - 7.79%
Astra AB                                          7,000     143,761
Glaxo Wellcome                                   11,000     310,955
Incentive AB                                      1,800     174,374
Novartis AG                                         150     247,917
Ranbaxy Laboratories, Ltd.                        3,500      86,625
Roche Holdings AG                                    57     577,598
Sanofi SA                                         1,780     215,874
Schering AG                                       2,590     277,827
Takeda Chem Inds                                  5,000     142,814
Teva Pharmaceutical Inds., Ltd.                   1,300      55,575
Yamanouchi Pharmaceutical
 Company, Ltd.                                    5,000     118,256
Zeneca Group PLC                                  7,800     336,092
                                                            -------
                                                          2,687,668
Electric Utilities - 3.31%
Companhia Paranaense de Energ                    13,300     189,525
Hub Power Co.                                     1,900      48,925
Iberdrola SA                                     28,000     450,427
Powergen                                         10,000     135,154
VEBA AG                                           4,800     317,227
                                                            -------
                                                          1,141,258
Electrical Equipment - 1.11%
Elektrim                                          4,021      57,418
Siemens AG                                        5,550     324,733
                                                            -------
                                                            382,151
Electronics - 1.90%
ASM Lithography HL                                1,600     145,181
Fanuc, Ltd.                                       2,000      73,750
Racal Electronics                                12,300      68,409
Samsung Electronics, Ltd., ADR                    3,998     110,944
SGS Thomson Microelectronics*                     3,000     256,530
                                                            -------
                                                            654,814
Financial Services - 1.61%
Almanij                                           2,800     186,172
Credicorp Ltd.                                      340       5,695
ING Groep NV                                      5,600     363,982
                                                            -------
                                                            555,849
Food & Beverages - 2.57%
Danisco                                           1,700     106,822
Lion Nathan, Ltd.                                18,000      47,795
Nestle SA                                           320     620,593
Pan American Beverages, Inc.                      1,800      71,775
Zywlec                                              384      38,213
                                                             ------
                                                            885,198
Forest Products - 0.53%
Fletcher Challenge                              123,000     181,065
                                                            -------

Household Appliances Furnishing - 1.40%
Philips Electronics                               3,860    $340,122
Sony Corp.                                        1,700     141,431
                                                            -------
                                                            481,553

Household Products - 1.85%
Unilever                                         33,000     351,618
Unilever NV                                       4,000     284,738
                                                            -------
                                                            636,356
Industrial Machinery - 0.36%
Ebara Corp.                                       6,000      58,486
Vickers                                          17,000      67,109
                                                             ------
                                                            125,595
Insurance - 4.96%
Allianz AG                                          800     246,078
Axa-UAP                                           2,100     246,648
INA (1st Naz Ass)                                35,700     106,716
Irish Life PLC                                   18,000     167,024
Prudential Corp.                                  7,000      99,174
Royal Sun Alliance                               10,000     111,736
Skandia Foersaekrings AB                          5,300     368,987
Zurich Versicherun                                  600     365,478
                                                            -------
                                                          1,711,841
International Oil - 3.60%
Oil Co. Lukoil                                    2,300     151,586
Pakistan State Oil                                2,446      12,344
RWE AG                                            8,700     442,624
Shell Trnspt+Trdg                                58,200     433,213
YPF Sociedad Anonima                              5,830     203,321
                                                            -------
                                                          1,243,088
Leisure Time - 0.57%
Compass Group                                    11,400     197,362
                                                            -------

Liquor- 0.59%
Diaego                                           17,216     205,036
                                                            -------

Miscellaneous - 4.94%
ABB AG                                              150     245,918
ACS Actividades                                   3,200     105,056
De Boer Unigro                                    3,400     166,625
Gn Store Nord                                     4,600     115,505
Hannover Ruckversi                                  947     120,318
Munchener Ruckvers                                1,520     694,547
Nokia (AB) OY                                     3,800     255,352
                                                            -------
                                                          1,703,321
Non-ferrous Metal - .79%
Billiton             GBP                         59,600     170,475
Billiton             ZAR                         36,400     102,992
                                                            -------
                                                            273,467
Other Utilities - 0.25%
Nycomed Amersham                                  2,700      87,628
                                                             ------

Paper - 0.65%
UPM Kymmene OY                                    7,500     225,140
                                                            -------

Petroleum Services - 1.37%
Petroleo Brasileiro S/A-Petrobras, ADR            3,500      88,569
Total                                             3,223     383,371
                                                            -------
                                                            471,940



   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited)-- continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                 Shares       Value
                                                 ------       -----
Photography - 0.21%
Fuji Photo Film Co.                               2,000     $71,180
                                                            -------

Publishing - 0.63%
Lagardere S.C.A                                   5,700     218,100
                                                            -------

Real Estate - 1.03%
City Developments                                18,000      77,915
Mitsubishi Estate Company, Ltd.                   9,000      87,049
Sun Hung Kai Properties                          14,000      83,140
Vallehermoso SA                                   2,800     108,470
                                                            -------
                                                            356,574
Retail Grocery - 0.81%
J. Sainsbury PLC                                 22,475     176,128
Ito-Yokado Co., Ltd.                              2,000     103,521
                                                            -------
                                                            279,649
Retail Trade - 2.07%
Carrefour SA                                        359     205,749
Great Universal Stores PLC                       14,000     213,336
Karstadt AG                                         500     225,683
Mitsubishi Corp.                                  9,000      68,006
                                                             ------
                                                            712,774
Software - 0.78%
SAP AG                                              570     269,984
                                                            -------

Steel - 0.43%
Acerinox SA                                         800     129,744
Tokyo Steel Manufacturing Co., Ltd.               4,000      17,621
                                                             ------
                                                            147,365
Telecommunication Services - 1.24%
Cable & Wireless                                 10,000     114,580
Telecom Italia SPA                               59,438     313,406
                                                            -------
                                                            427,986

Telephone - 3.15%
Mahanagar Telep NI                                6,100      96,685
Philippine Long Distance
 Telephone Co.                                    3,984     107,568
Telecomunicacoes Brasileiras
 S/A-Telebras, ADR                                2,250     274,078
Telefonica de Argentina SA                        3,300     127,256
Telefonica del Peru SA                            6,800     150,450
Telefonos de Mexico SA                            2,300     130,237
Vodafone Group, ADR                              18,600     203,785
                                                            -------
                                                          1,090,059

Tobacco - 0.31%
ITC Corp.                                          4600     105,800
                                                            -------

Toys, Amusements & Sporting Goods - 0.29%
Nintendo Co.                                      1,100     l00,907
                                                            -------

Trucking & Freight - 0.60%
Evergreen Marine Corp.                           10,000     100,077
Mayne Nickless Ltd.                              20,000     108,039
                                                            -------
                                                            208,116
                                                            -------

TOTAL COMMON STOCKS
(Cost $24,550,578)                                      $27,951,668
                                                        -----------

PREFERRED STOCKS - 2.53%
Miscellaneous - 1.66%
Sanwa International                          18,000,000    $125,812
BK Austria AG                                     4,200     323,653
WBK STRYPES Trust                                 3,600     122,850
                                                            -------

Newspapers - 0.87%
News Corporation, Ltd., ADS                      53,000     298,678
                                                            -------

TOTAL PREFERRED STOCKS
(Cost $732,925)                                            $870,993
                                                           --------

                                              Principal       Value
                                              ---------       -----
CONVERTIBLE BONDS - 0.26%
Elektrim SA,
 2.00% due 05/30/04        DEM                  $81,000     $57,211
MTI Capital Cayman, Ltd,
 0.50% due 10/01/07        JPY                7,000,000      33,455
                                                             ------

TOTAL CONVERTIBLE BONDS
(Cost $83,979)                                              $90,666
                                                            -------

CORPORATE BONDS - 0.45%
Beijing Enterprises
 0.50% due 03/31/03                            $158,000    $155,630

TOTAL CORPORATE BONDS
(Cost $156,634)                                            $155,630
                                                           --------

SHORT TERM INVESTMENTS - 15.74%
Navigator Securities Lending Trust           $5,428,098  $5,428,098
SSGA Money Market Fund                            1,000       1,000
                                                              -----
                                                         $5,429,098
                                                         ----------

TOTAL INVESTMENTS
(International Growth & Income Fund)
 (Cost $30,953,214)                                     $34,498,055
                                                        ===========

Global Equity Fund
------------------

                                                 Shares       Value
                                                 ------       -----
COMMON STOCKS - 92.55%
Aluminum - 1.02%
Aluminum Company of America                      19,800  $1,534,500
                                                         ----------

Auto Parts - 1.32%
Borg-Warner Automotive, Inc.                     32,200   2,002,438
                                                          ---------

Automobiles - 1.57%
Volkswagen AG                                     2,983   2,375,363
                                                          ---------

Banking - 8.31%
ABN AMRO Holdings NV*                            84,400   2,055,581
Bank of Ireland                                  96,253   1,965,843
Chase Manhattan Corp.*                            6,400     886,800
First Chicago NBD Corp.                          25,900   2,405,462
Jardine Strategic Holdings, Ltd.                549,000   1,421,910
Mellon Bank Corp.                                29,200   2,102,400
Nordbanken AB                                   234,800   1,728,701
                                                          ---------
                                                         12,566,697


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited)--continued
(showing percentage of total value of investments)
================================================================================

                                                    Shares         Value
                                                    ------         -----
Broadcasting - 0.86%
Mediaset*                                          198,700    $1,301,222
                                                               ---------

Business Services - 1.68%
Intelidata Technologies Corp.*                     119,200       298,000
WPP Group PLC, ADR                                 353,600     2,244,616
                                                               ---------
                                                               2,542,616
Chemicals - 6.31%
Akzo Nobel NV, ADS                                   8,100     1,645,983
BASF AG*                                            38,600     1,718,615
Bayer AG*                                           49,600     2,205,611
Kao Corp.                                          108,000     1,587,275
Potash Corporation of Saskatchewan, Inc.            26,700     2,378,811
                                                               ---------
                                                               9,536,295
Computers & Business Equipment - 1.79%
Data General Corp.*                                109,500     1,669,875
NCR Corp.*                                          28,050     1,029,084
                                                               ---------
                                                               2,698,959

Conglomerates - 1.96%
B.A.T. Industries PLC                               89,040       840,006
BTR                                                134,300       446,479
CSR, Ltd.                                          344,000     1,099,433
Richemont Cie*                                         400       573,142
                                                               ---------
                                                               2,959,060
Construction Materials - 1.44%
Cimpor-Cimentos de Portugal SA *                     8,950       330,997
Holderbank Financier Glarus AG*                      1,600     1,693,302
Wolseley*                                           22,800       159,987
                                                               ---------
                                                               2,184,286
Containers & Glass - 0.34%
Toyo Seikan Kaisha                                  39,600       510,186
                                                               ---------

Crude Petroleum & Natural Gas - 1.30%
Elf Aquitaine *                                     15,000     1,968,890
                                                               ---------

Domestic Oil - 0.91%
Tenneco, Inc.                                       32,000     1,378,000
                                                               ---------

Drugs & Health Care - 2.49%
Fujisawa Pharmaceutical Company, Ltd.               87,000       847,386
Pharmacia & Upjohn, Inc.                            69,400     2,919,137
                                                               ---------
                                                               3,766,523
Electric Utilities - 2.90%
Iberdrola SA                                       112,300     1,806,533
Southern Electric PLC                              102,107       952,178
VEBA AG                                             24,500     1,619,180
                                                               ---------
                                                               4,377,891

Electrical Equipment - 0.99%
General Signal Corp.                                14,400       633,600
Hitachi, Ltd.                                      121,000       867,682
                                                               ---------
                                                               1,501,282

Electronics - 4.32%
ABB AG                                                 350       573,809
Ascom Holdings AG*                                     560     1,067,378
GenRad, Inc.*                                       75,400     1,512,712
Premier Farnell PLC, ADS                           138,450       830,812
SGS Thomson Microelectronics, Inc.*                 12,200     1,043,221
TDK Corporation                                     19,000     1,501,738
                                                               ---------
                                                               6,529,670

Financial Services - 6.15%
Enhance Financial Services Group, Inc.              22,450     1,540,631
Internationale Nederlanden Groep NV*                43,300     2,814,361
PennCorp Financial Group, Inc.                      77,200     2,007,200
UST Corp.                                          104,000     2,931,500
                                                               ---------
                                                               9,293,692

Food & Beverages - 7.44%
Bass ADS                                            65,446     1,242,501
Danone*                                              6,700     1,582,765
IBP, Inc.                                           25,450       524,906
Lion Nathan, Ltd.                                  279,250       741,490
Nestle SA*                                           1,600     3,102,966
Reckitt & Colman PLC                               200,897     4,049,286
                                                               ---------
                                                              11,243,914
Household Appliances Furnishing - 1.86%
HomeBase, Inc.*                                     82,500       690,937
Matsushita Electric Industrial Co., Ltd.            72,000     1,153,393
Philips Electronics NV                              11,000       969,259
                                                               ---------
                                                               2,813,589
Household Products - 2.12%
Bensicker*                                          14,900       869,615
Unilever PLC                                       208,900     2,225,850
Tupperware Corp.*                                    4,150       112,309
                                                               ---------
                                                               3,207,774
Industrial Machinery - 2.96%
B.F. Goodrich Co.                                   31,100     1,673,569
Bobst AG *                                             400       717,094
Sumitomo Rubber Industries                          50,000       294,696
Tecumseh Products Co.                               21,600     1,088,100
United Dominion Industries, Ltd.                     2,900        99,144
Valmet Corp                                         36,050       597,678
                                                               ---------
                                                               4,470,281
Insurance - 5.40%
MBIA, Inc.                                          41,000     3,059,625
Royal Sun Alliance Insurance Grp. PLC*             155,000     1,731,913
SCOR, ADS*                                          16,550     1,020,918
Sumitomo Marine & Fire                             148,000       882,364
Terra Nova Bermuda Holdings, Ltd.                   48,100     1,473,063
                                                               ---------
                                                               8,167,883
Mining - 0.36%
English China Clay                                 132,400       545,912
                                                               ---------

Miscellaneous - 0.55%
Clondalkin Group PLC *                              85,700       824,265
                                                               ---------

Paper - 1.47%
Boise Cascade Corporation                           51,600     1,938,225
Georgia Pacific Corp.*                               3,700       285,594
                                                               ---------
                                                               2,223,819

Petroleum Services - 1.56%
Burmah Castrol PLC                                   5,000       103,456
Noble Drilling Corp.*                               35,910     1,160,342
Ocean Energy, Inc.*                                 44,915     1,100,417
                                                               ---------
                                                               2,364,215

Photography - 1.81%
Fuji Photo Film Co.                                 77,000     2,740,441
                                                               ---------





   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited)--continued
(showing percentage of total value of investments)
========================================================================

                                                    Shares         Value
                                                    ------         -----
Publishing - 2.59%
Aegis Group*                                       357,100  $    549,535
Houghton Mifflin Co.                               103,200     3,360,450
                                                            ------------
                                                               3,909,985
Retail Grocery - 1.72%
Albertsons, Inc.                                    36,600     1,830,000
American Stores Co.                                 31,800       763,200
                                                            ------------
                                                               2,593,200

Retail Trade - 5.35%
BJ's Wholesale Club, Inc.                           82,500     3,305,156
Delhaize-Le Lion SA*                                21,100     1,397,238
G.I.B. Holdings, Ltd.*                              14,100       693,605
Karstadt AG                                          4,500     2,031,150
Toys R Us, Inc.*                                    23,800       655,988
                                                            ------------
                                                               8,083,137

Steel - 0.16%
NKK Corp.                                          283,000       245,920
                                                            ------------

Telecommunication Services - 5.21%
Comsat Corp.                                       103,920     4,195,770
France Telecom, ADS*                                 9,900       539,057
Telefonica de Espana SA                             62,700     2,618,332
Telstra Corp.                                      220,600       517,991
                                                            ------------
                                                               7,871,150
Telephone - 2.47%
Telecom Italia SPA*                                564,000     2,973,867
Telus Corporation                                   28,450       766,983
                                                            ------------
                                                               3,740,850
Tobacco - 2.60%
Imperial Tobacco, Ltd.                              77,500       558,724
Philip Morris Companies, Inc.                       90,300     3,369,319
                                                            ------------
                                                               3,928,043
Trucking & Freight - 1.26%
Peninsular & Oriental Steam
 Navigation Company                                129,296     1,908,612
                                                            ------------
TOTAL COMMON STOCKS
(Cost $103,668,651)                                         $139,910,560
                                                            ------------
RIGHTS - 0.03%
Telephone - 0.03%
Telefonica de Espana SA                             62,700       $48,579
                                                            ------------
TOTAL RIGHTS (Cost $0)                                           $48,579
                                                            ------------

WARRANTS - 0%
Real Estate - 0.00%
Hysan Development                                   31,900  $          0
                                                            ------------
TOTAL WARRANTS (Cost $0)                                    $          0
                                                            ------------

                                                 Principal         Value
                                                 ---------         -----
SHORT TERM INVESTMENTS - 7.42%
Navigator Securities Lending Trust            $ 11,214,867  $ 11,214,867
SSGA Money Market Fund                               1,000         1,000
                                                            ------------
                                                            $ 11,215,867
                                                            ------------

TOTAL INVESTMENTS
(Global Equity Fund)(Cost $114,884,518)                     $151,175,006
                                                            ============



Emerging Growth Fund
--------------------
                                                    Shares         Value
                                                    ------         -----
COMMON STOCKS - 100%
Apparel & Textiles - 3.25%
Interface, Inc.                                        200  $      8,488
                                                            ------------
Broadcasting - 2.23%
Granite Broadcasting Corp.*                            500         5,813
                                                            ------------
Building & Building Materials - 1.79%
Comfort Systems USA, Inc.*                             200         4,675
                                                            ------------

Business Services - 13.71%
Iron Mountain, Inc.*                                   200         8,400
Kroll-O'Gara Co.*                                      400         8,525
Outdoor Systems, Inc.                                  200         6,350
PMT Services, Inc.*                                    300         5,850
Protection One, Inc.*                                  100         1,222
Robert Half International, Inc.*                       100         5,412
                                                            ------------
                                                                  35,759
Computers & Business Equipment - 9.98%
Avant Corp.*                                           300         8,700
Mobius Management Systems, Inc.*                       100         1,850
National Instruments Corp.*                            200         7,100
Transaction Systems Architects, Inc.*                  200         8,400
                                                            ------------
                                                                  26,050
Domestic Oil - 0.59%
KCS Energy, Inc.                                       100         1,550
                                                            ------------
Drugs & HealthCare - 14.40%
Gilead Sciences, Inc.*                                 100         3,800
Mid Atlantic Medical Servics, Inc.*                    500         6,406
National Surgery Centers, Inc.*                        200         5,675
Novacare, Inc.*                                        400         5,575
Pharmerica, Inc.*                                      400         5,550
Sangstat Medical Corp.*                                200         6,762
TREX Medical Corp.*                                    200         3,800
                                                            ------------
                                                                  37,568
Electronics - 10.84%
Etec Systems, Inc.*                                    100         5,675
REMEC, Inc.*                                           200         4,975
Technology Solutions Co.*                              200         6,425
Uniphase Corp.*                                        100         5,425
Vitesse Semiconductor Corp.*                           100         5,769
                                                            ------------
                                                                  28,269
Financial Services - 2.40%
Allmerica Financial Group*                             100         6,262
                                                            ------------
Food & Beverages - 2.34%
Bob Evans Farms, Inc.                                  300         6,113
                                                            ------------

Gas Exploration - 3.48%
Chieftain International, Inc.*                         200         4,475
Forcenergy, Inc.*                                      200         4,613
                                                            ------------
                                                                   9,088
Homebuilders - 2.69%
Fairfield Community, Inc.*                             300         7,012
                                                            ------------

Hotels & Restaurants - 2.06%
Signature Resorts, Inc.*                               300         5,362
                                                            ------------





   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited) -- continued (showing percentage of total value of investments)
========================================================================


                                                    Shares         Value
                                                    ------         -----
Leisure Time - 4.07%
Premier Parks, Inc.*                                   100    $    5,563
Vistana, Inc.*                                         200         5,050
                                                              ----------
                                                                  10,613
Metals & Mining - 2.99%
Metals USA, Inc.*                                      400         7,800
                                                              ----------

Office Furnishings & Supplies - 2.31%
Miller Herman, Inc.                                    200         6,037
                                                              ----------

Oil Services - 1.66%
Pride International, Inc.*                             200         4,862
                                                              ----------

Retail Trade - 4.07%
Borders Group, Inc.*                                   100         3,213
Staples, Inc.                                          300         7,406
                                                              ----------
                                                                  10,619

Software - 6.44%
JDA Software Group, Inc.*                              100         5,056
Micrografx, Inc.*                                      300         3,488
Object Design, Inc.*                                   800         5,050
Vantive Corp.*                                         100         3,200
                                                              ----------
                                                                  16,794

Telecommunication Services - 3.05%
Metro Networks, Inc.*                                  200         7,950
                                                              ----------

Telephone - 3.53%
McLeod USA, Inc.*                                      200         9,200
                                                              ----------

Trucking & Freight Forwarding - 1.92%
Greyhound Lines, Inc.*                               1,000         5,000
                                                              ----------

TOTAL INVESTMENTS (Emerging Growth Fund)
(Cost $237,837)                                               $  260,884
                                                              ==========


Small/Mid Cap Fund
------------------


                                                    Shares         Value
                                                    ------         -----
COMMON STOCKS - 88.91%
Air Travel - 5.14%
Alaska Air Group, Inc.*                              8,000    $  449,000
AMR Corp.*                                           4,100       624,737
Continental Airlines, Inc.*                         15,200       894,900
                                                              ----------
                                                               1,968,637

Apparel & Textiles - 0.99%
Tommy Hilfiger Corp.*                                3,000       183,000
Pillowtex Corp.                                      3,900       195,731
                                                              ----------
                                                                 378,731
Automobiles - 0.46%
Wabash National Corp.                                5,700       175,987
                                                              ----------

Banking - 2.38%
Star Banc Corp.                                      2,900       183,244
State Street Corp.                                  10,200       729,300
                                                              ----------
                                                                 912,544

Business Services - 10.59%
America Online, Inc.*                               12,600     1,008,000
H & R Block, Inc.                                   11,500       517,500
Cognizant Corp.                                     21,000     1,080,188
Consolidation Capital Corp.*                         7,500       165,469
HBO & Co.                                           10,900       651,956
Paychex, Inc.                                       11,600       630,025
                                                              ----------
                                                               4,053,138

Computer Services - 1.81%
Network Associates, Inc.*                           10,100       691,850
                                                              ----------
Construction Materials - 3.94%
Masco Corp.                                         16,900       980,200
Royal Group Technologies Ltd,*                      17,000       528,063
                                                              ----------
                                                               1,508,263


Containers & Glass - 0.88%
Owens Illinois, Inc.*                                8,500       336,281
                                                              ----------

Drugs & Health Care - 17.54%
Alza Corp. Cl.A*                                     7,200       345,150
AmeriSource Health Corp., Cl.A*                     13,100       713,950
Bergen Brunswig Corp., Cl.A                          6,700       304,012
Biomatrix, Inc.*                                     5,000       158,750
Biomet, Inc.                                        12,400       372,000
Cardinal Health, Inc.                                9,100       875,875
Elan Corporation PLC, ADR*                           8,700       540,488
Forest Laboratories, Inc. Cl.A*                     20,100       727,369
General Nutrition Companies, Inc.*                  17,300       620,637
Guidant Corp.                                        4,500       300,938
McKesson Corp.                                      10,200       721,013
Omnicare, Inc.                                      13,000       445,250
Quorum Health Group, Inc.*                          18,350       589,494
                                                              ----------
                                                               6,714,926

Electronics - 0.47%
Micron Technology, Inc.                              5,800       180,163
                                                              ----------

Energy & Energy Services - 1.93%
AES Corp.*                                          13,400       739,512
                                                              ----------
Financial Services - 4.88%
Dime Bancorp, Inc.                                  11,600       355,975
Finova Group, Inc.                                   4,000       234,250
INMC Mtg Holdings, Inc.                             10,200       247,350
Paine Webber Group, Inc.                             9,900       443,644
Charles Schwab Corp.                                 6,100       213,500
Sovereign Bancorp, Inc.                             19,800       373,725
                                                              ----------
                                                               1,868,444

Food & Beverages - 3.57%
Outback Steakhouse, Inc.*                           13,900       529,938
Suiza Foods Corp.*                                  14,100       835,425
                                                              ----------
                                                               1,365,363

Homebuilders - 0.45%
Champion Enterprises, Inc.*                          7,000       174,125
                                                              ----------

Hotels & Restaurants - 0.98%
Showbiz Pizza Time, Inc.*                            9,700       374,662
                                                              ----------
Household Appliances & Furnishing - 4.14%
Furniture Brands International, Inc.*               19,000       558,125
Leggett & Platt                                     15,500       805,031
Newell Co.                                           4,600       222,238
                                                              ----------
                                                               1,585,394





   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited)--continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------

                                                     Shares          Value
                                                     ------          -----
Household Products - 0.94%
Black & Decker Corp.                                  7,000    $   361,375
                                                               -----------
Insurance - 3.39%
Fremont General Corp.                                 3,200        178,400
MGIC Investment Corp.                                11,500        724,500
SunAmerica, Inc.                                      7,950        397,003
                                                               -----------
                                                                 1,299,903

Leisure Time - 5.59%
Carnival Corporation                                  5,500        382,594
Coach USA, Inc.*                                      7,800        370,012
International Game Technology                        37,300      1,037,406
Premier Parks, Inc.*                                  3,300        350,437
                                                               -----------
                                                                 2,140,449

Pollution Control - 2.75%
USA Waste Services, Inc.*                            21,475      1,053,617
                                                               -----------

Railroads - 1.43%
Kansas City Southern Industries, Inc.                12,100        546,769
                                                               -----------

Retail Trade - 8.05%
BJ's Wholesale Club, Inc.*                            9,500        380,594
Borders Group, Inc.*                                 19,400        623,225
CVS Corp.                                             7,200        531,000
Fred Meyer, Inc.*                                     7,600        341,050
K-Mart Corp.*                                        26,500        462,094
Staples, Inc.*                                       30,150        744,328
                                                               -----------
                                                                 3,082,291

Software - 2.97%
Compuware Corp.*                                     14,800        723,350
Sterling Commerce, Inc.*                              9,700        412,856
                                                               -----------
                                                                 1,136,206

Telecommunications - 1.13%
Ascend Communications, Inc.*                          9,900        431,269
                                                               -----------

Tires & Rubber - 1.02%
Safeskin Corp.*                                      11,000        391,875
                                                               -----------

Toys & Amusements - 1.49%
Mattel, Inc.                                         14,900        570,856
                                                               -----------

TOTAL COMMON STOCKS
 (Cost $27,694,136)                                            $34,042,630


                                                  Principal          Value
                                                  ---------          -----

SHORT TERM INVESTMENTS - 11.09%
BAT Capital Carp., 5.60% 5/12/98                $   400,000    $   399,316
CSC Enterprises, 5.55% 5/08/98                      400,000        399,568
KZH Holding Corp., 5.58% 5/13/98                    400,000        399,256
Navigator Securities Lending Trust                2,741,407      2,741,407
SSGA Money Market Fund                              308,509        308,509
                                                               -----------
                                                                 4,248,056

TOTAL INVESTMENTS
(Small/Mid Cap Fund) (Cost $31,942,192)                        $38,290,686
                                                               ===========

Growth Equity Fund
------------------
                                                     Shares          Value
                                                     ------          -----
COMMON STOCKS - 90.06%
Air Travel - 1.02%
Lufthansa AG                                         14,200    $   337,879
                                                               -----------

Banking - 1.83%
Citicorp                                              4,000        602,000
                                                               -----------

Broadcasting - 4.12%
CBS Corp.                                            16,125        574,453
Jacor Communications, Inc.*                           5,025        285,797
Tele Communications, Inc.                            15,525        500,681
                                                               -----------
                                                                 1,360,931

Business Services - 5.72%
America Online, Inc.                                  2,800        224,000
Cognizant Corp.                                       6,050        311,197
Comdisco, Inc.                                        6,100        269,925
Computer Sciences Corp.                               8,000        422,000
Fiserv, Inc.                                          7,825        511,559
Viad Corp.                                            5,800        149,713
                                                               -----------
                                                                 1,888,394

Chemicals - 2.06%
Monsanto Co.                                         12,875        678,122
                                                               -----------

Computers & Business Equipment - 0.71%
Oce-Van Der Grinten NV                                1,550        234,023
                                                               -----------

Computer Software - 0.77%
Sterling Commerce, Inc.                               5,950        253,247
                                                               -----------

Conglomerates - 0.90%
Cendant Corp.*                                       11,900        297,500
                                                               -----------

Drugs & Health Care - 11.08%
ALZA Corp.                                            2,900        139,019
Bristol-Myers Squibb Co.                              3,950        418,206
Eli Lilly and Co.                                     4,750        330,422
Medtronic, Inc.                                       3,950        207,869
Merck & Co., Inc.                                     2,450        295,225
Novartis AG                                             150        247,917
Pfizer, Inc.                                         13,600      1,547,850
Stryker Corp.                                         3,375        160,875
Warner Lambert Co.                                    1,625        307,430
                                                               -----------
                                                                 3,654,813

Electrical Equipment - 2.86%
General Electric Co.                                 11,100        944,888
                                                               -----------

Electronics - 3.50%
Intel Corp.                                           8,400        678,825
Maxim Integrated Products, Inc.                       5,550        224,081
Tellabs, Inc.*                                        3,375        253,378
                                                               -----------
                                                                 1,156,284

Financial Services - 9.51%
Associates First Capital Corp.                        3,365        401,034
Beneficial Corp.                                      6,600        860,475
Capital One                                           4,250        408,266
CIT Group                                               575         20,376
Federal National Mortgage Association                 8,175        489,478
Green Tree Financial Corp.                           14,200        578,650


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited)--continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                        Shares           Value
                                                        ------           -----
Financial Services - continued
SLM Holdings Corp.                                       8,887      $  379,364
                                                                    ----------
                                                                     3,137,643
Food & Beverages - 4.24%
Coca-Cola Enterprises, Inc.                             10,650         402,038
PepsiCo, Inc.                                            7,800         309,562
Ralston Purina                                           2,875         304,750
Sara Lee Corp.                                           6,450         384,178
                                                                    ----------
                                                                     1,400,528

Gas & Pipeline Utilities - 0.40%
Cooper Cameron Corp.*                                    2,000         132,875
                                                                    ----------

Hotels & Restaurants - 2.52%
Hilton Hotels Corp.                                     14,250         455,110
Mirage Resorts, Inc.*                                   17,125         377,820
                                                                    ----------
                                                                       832,930
Household Appliances Furnishing - 4.07%
Hunter Douglas NV*                                       2,525         123,119
Maytag Corp.                                            12,200         628,300
Newell Co.                                               7,500         362,344
Sunbeam Corp.                                            9,150         229,894
                                                                    ----------
                                                                     1,343,657
Household Products - 5.53%
Black & Decker Corp.                                     3,000         154,875
Colgate Palmolive Co.                                    4,250         381,172
Dial Corp.                                              14,225         346,734
Procter & Gamble Co.                                     4,700         386,281
                                                                    ----------
                                                                     1,823,162
Industrial Machinery - 0.68%
Crane Co.                                                4,150         223,322
                                                                    ----------

Insurance - 5.39%
Allstate Corp.                                           3,500         336,875
Conseco, Inc.                                            4,100         203,462
Everest Reinsurance Holdings                             4,975         205,219
Hartford Financial Services Group                        3,850         426,387
Marsh & McLennan Companies, Inc.                         2,450         223,256
The Progressive Corp.                                    2,825         382,611
                                                                    ----------
                                                                     1,777,810

Leisure Time - 3.11%
Galileo International, Inc.                              8,825         356,309
The Walt Disney Co.                                      4,200         522,113
Grand Casinos, Inc.*                                     8,500         149,281
                                                                    ----------
                                                                     1,027,703

Newspapers - 0.71%
News Corp., Ltd.                                        10,100         235,456
                                                                    ----------

Paper - 0.84%
Fort James Corp.                                         5,550         275,419
                                                                    ----------

Retail Trade - 5.79%
Amazon.com, Inc.*                                           50           4,587
Circuit City Stores, Inc.                                9,800         398,125
Fred Meyer, Inc.                                         9,825         440,897
K-Mart Corp.*                                           11,200         195,300
Lowes Companies, Inc.                                    9,350         653,916
Office Max*                                             11,550         217,284
                                                                    ----------
                                                                     1,910,109

Savings & Loan - 2.22%
H.F. Ahmanson and Co.                                    5,050         385,063
Golden West Financial Corp.                              3,300         347,531
                                                                    ----------
                                                                       732,594

Software - 3.67%
Intuit, Inc.                                             3,800         202,112
Microsoft Corp.                                          6,250         563,281
PeopleSoft, Inc.                                         5,750         267,375
Veritas Software Corp.*                                  3,250         177,938
                                                                    ----------
                                                                     1,210,706

Telephone - 3.99%
Bell Atlantic Corp.                                      3,250         304,078
MCI Communications                                      20,150       1,013,797
                                                                    ----------
                                                                     1,317,875

Tobacco - 2.82%
Philip Morris Companies, Inc.                           14,025         523,308
RJR Nabisco Holdings Corp.                              14,625         406,757
                                                                    ----------
                                                                       930,065

TOTAL COMMON STOCKS
 (Cost $24,421,560)                                                $29,719,935
                                                                   -----------

                                                     Principal           Value
                                                     ---------           -----

SHORT TERM INVESTMENTS - 7.71%
Navigator Securities Lending Trust                 $ 2,544,356     $ 2,544,356
SSGA Money Market Fund                                   1,000           1,000
                                                                         -----
                                                                   $ 2,545,356
                                                                   -----------

REPURCHASE AGREEMENT - 2.23%
Repurchase Agreement with State Street Bank
& Trust Company dated 04/30/98 at 5.00%, to be
repurchased at $736,102 on 05/01/98,
collateralized by $745,000 U.S. Treasury Bonds,
5.50% due 02/28/99 (valued at $758,311
including interest)                                $   736,000     $   736,000
                                                                   -----------

TOTAL INVESTMENTS
(Growth Equity Fund)(Cost $27,702,916)                             $33,001,291
                                                                   ===========


Tax-Sensitive Equity Fund
-------------------------
                                                        Shares           Value
                                                        ------           -----

COMMON STOCKS - 88.91%
Aerospace- 2.51%
Precision Castparts Corp.                                1,000     $    62,125
                                                                   -----------

Agricultural Machinery - 1.89%
Deere & Company                                            800          46,750
                                                                   -----------

Apparel & Textiles - 4.60%
Jones Apparel Group, Inc.*                               1,000          59,812
Nautica Enterprises, Inc.*                               1,200          29,850
Tommy Hilfiger Corp.*                                      400          24,400
                                                                   -----------
                                                                       114,062
Banking - 4.05%
Bankamerica Corp.                                          500          42,500
Chase Manhattan Corp.                                      200          27,713
Citicorp                                                   200          30,100
                                                                   -----------
                                                                       100,313


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited)-- continued
(showing percentage of total value of investments)
------------------------------------------------------------------------------

                                                         Shares          Value
                                                         ------          -----
Business Services - 3.68%
GTECH Holdings Corp.*                                       800    $    28,700
Xerox Corp.                                                 550         62,425
                                                                   -----------
                                                                        91,125

Chemicals - 2.16%
Potash Corporation of Saskatchewan, Inc.                    600         53,588
                                                                   -----------

Computers & Business Equipment - 6.92%
Sun Microsystems, Inc.*                                   1,000         41,187
SCI SYS, Inc.*                                            1,600         65,900
Tektronix, Inc.                                           1,500         64,500
                                                                   -----------
                                                                       171,587

Containers & Glass - 2.71%
Owens Illinois, Inc.*                                     1,700         67,256
                                                                   -----------


Drugs & Health Care - 4.78%
Ballard Medical Products                                  2,000         50,250
Merck & Company, Inc.                                       150         18,075
Schering Plough Corp.                                       250         20,031
Watson Pharmaceuticals, Inc.*                               700         30,100
                                                                   -----------
                                                                       118,456

Electrical Equipment - 5.40%
American Power Conversion Corp.*                          2,100         67,594
Belden, Inc.                                              1,600         66,300
                                                                   -----------
                                                                       133,894

Electronics - 2.54%
Harris Corp.                                              1,300         62,888
                                                                   -----------

Financial Services - 2.41%
SLM Holding Corp.                                         1,400         59,762
                                                                   -----------

Home Building - 2.43%
Clayton Homes, Inc.                                       3,000         60,188
                                                                   -----------

Industrial Conglomerates - 5.60%
Crane Company                                             1,300         69,956
United Technologies Corp.                                   700         68,906
                                                                   -----------
                                                                       138,862

Insurance - 11.89%
Allied Group, Inc.                                          700         20,913
Allstate Corp.                                              300         28,875
CONSECO, Inc.                                             1,300         64,512
Delphi Financial Group, Inc.*                             1,012         57,684
Old Republic International Corp.                          1,200         54,300
Reliastar Financial Group                                 1,500         68,437
                                                                   -----------
                                                                       294,721


International Oil - 5.80%
British Petroleum                                           500         47,250
Mobil Corp.                                                 600         47,400
Texaco, Inc.                                                800         49,200
                                                                   -----------
                                                                       143,850

Metal Fabrication - 2.30%
Kaydon Corp.                                              1,300         56,956
                                                                   -----------

Packaged Foods & Products - 4.94%
Lancaster Colony Corp.                                    1,600         61,800
Universal Foods Corp.                                     1,200         60,675
                                                                   -----------
                                                                       122,475

Real Estate - 1.94%
Liberty Property                                           400     $    10,225
Patriot American Hospitality, Inc.                         400          10,100
Prentiss Properties Trust                                  400          10,150
Starwood Hotels & Resorts                                  350          17,566
                                                                   -----------
                                                                        48,041

Retail Grocery - 4.91%
Kroger CO.*                                              1,400          58,625
Richfood Holdings, Inc.                                  2,300          63,106
                                                                   -----------
                                                                       121,731

Retail Trade - 2.73%
Claire's Stores, Inc.                                    1,400          30,538
Ross Stores, Inc.                                          800          37,050
                                                                   -----------
                                                                        67,588

Software - 0.94%
Computer Associates International, Inc.                    400          23,425
                                                                   -----------

Tobacco - 1.81%
Philip Morris Companies, Inc.                            1,200          44,775
                                                                   -----------

TOTAL COMMON STOCKS
(Cost $2,161,715)                                                  $ 2,204,418
                                                                   -----------

                                                     Principal           Value
                                                     ---------           -----
REPURCHASE AGREEMENT - 11.09%
Repurchase Agreement with State Street Bank
& Trust Company dated 04/30/98 at 5.00%, to be
repurchased at $275,038 on 05/01/98,
collateralized by $275,000 U.S. Treasury Notes,
7.125% due 09/30/99 (valued at $283,712,
including interest)                                 $  275,000     $   275,000
                                                                   -----------

TOTAL INVESTMENTS
(Tax-Sensitive Equity Fund) (Cost$2,436,715)                       $ 2,479,418
                                                                   ===========

Growth and Income Fund
----------------------
                                                        Shares           Value
                                                        ------           -----
COMMON STOCKS - 95.25%
Aerospace - 2.72%
Boeing Co.                                              52,000     $ 2,603,250
Lockheed Martin Corp.                                   22,000       2,450,250
United Technologies Corp.                               17,000       1,673,438
                                                                   -----------
                                                                     6,726,938

Agricultural Machinery - 0.73%
Deere & Company                                         31,000       1,811,563
                                                                   -----------

Air Travel - 1.22%
Southwest Airlines Co.                                 110,000       3,018,125
                                                                   -----------

Aluminum - 0.61%
Aluminium Company of America                            19,600       1,519,000
                                                                   -----------

Automobiles- 0.35%
General Motors Corp.                                    15,600         861,900
                                                                   -----------

Banking - 7.53%
The Chase Manhattan Corp.                               14,000       1,939,875
Citicorp                                                30,200       4,545,100
First Union Corp.                                       84,000       5,071,500


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited)--continued
(showing percentage of total value of investments)
================================================================================

                                                       Shares            Value
                                                       ------            -----
Banking - continued
U.S. Bancorp                                           37,000      $ 4,699,000
Wachovia Corp.                                         28,000        2,378,250
                                                                     ---------
                                                                    18,633,725
Business Services - 1.80%
Automatic Data Processing, Inc.                        33,000        2,208,937
First Data Corp.                                       66,000        2,235,750
                                                                     ---------
                                                                     4,444,687
Chemicals - 2.41%
The Dow Chemical Co.                                   12,400        1,198,925
E.I. Du Pont de Nemours & Co.                          35,000        2,548,437
Zeneca Group PLC, ADR                                  50,400        2,211,300
                                                                     ---------
                                                                     5,958,662
Computers & Business Equipment - 6.45%
3Com Corp.*                                            12,400          424,700
Cisco Systems, Inc.*                                   33,000        2,417,250
Computer Sciences Corp.*                               28,000        1,477,000
EMC Corp.*                                             32,000        1,476,000
Hewlett-Packard Company                                34,400        2,590,750
International Business Machines Corp.                  39,000        4,519,125
Xerox Corp.                                            27,000        3,064,500
                                                                     ---------
                                                                    15,969,325
Construction & Mining Equipment - 0.64%
Caterpillar, Inc.                                      28,000        1,594,250
                                                                     ---------

Containers & Glass - 0.38%
Crown Cork & Seal, Inc.                                18,000          937,125
                                                                     ---------

Drugs & Health Care - 10.73%
Abbott Laboratories                                    44,000        3,217,500
American Home Products Corp.                           11,000        1,024,375
Bristol-Myers Squibb Co.                               23,800        2,519,825
Columbia/HCA Healthcare Corp.                          62,000        2,042,125
Johnson & Johnson                                      30,000        2,141,250
Merck & Company, Inc.                                  19,000        2,289,500
Pfizer, Inc.                                           50,000        5,690,625
Pharmacia & Upjohn, Inc.                               86,000        3,617,375
Tenet Healthcare Corp.*                                16,400          613,975
Warner-Lambert Co.                                     18,000        3,405,375
                                                                     ---------
                                                                    26,561,925

Electric Utilities - 2.19%
DPL, Inc.                                              82,500        1,500,469
Duke Energy Co.                                        29,000        1,678,375
New England Electric System                            24,000        1,044,000
Texas Utilities Co.                                    30,000        1,200,000
                                                                     ---------
                                                                     5,422,844

Electrical Equipment - 3.06%
General Electric Co.                                   89,000        7,576,125
                                                                     ---------

Electronics -4.39%
AMP, Inc.                                              40,000        1,572,500
Analog Devices, Inc.*                                  30,000        1,168,125
Intel Corp.                                            39,800        3,216,337
Lucent Technologies                                    26,000        1,979,250
Motorola, Inc.                                         35,300        1,963,563
Texas Instruments, Inc.                                15,000          960,938
                                                                     ---------
                                                                    10,860,713

Financial Services - 7.15%
American Express Co.                                   46,000        4,692,000
Federal National Mortgage Association                  70,000        4,191,250
Merrill Lynch & Co., Inc.                              11,000          965,250
Morgan Stanley Dean Witter                             33,000        2,602,875
Travelers Group, Inc.                                  85,800        5,249,888
                                                                     ---------
                                                                    17,701,263

Food & Beverages - 4.24%
Coca-Cola Company                                      25,000        1,896,875
General Mills, Inc.                                    20,000        1,351,250
H.J. Heinz Co.                                         22,000        1,199,000
Nabisco Holdings Corp. Cl.A                            27,000        1,290,938
Pepsico, Inc.                                          39,000        1,547,812
Sara Lee Corp.                                         54,000        3,216,375
                                                                     ---------
                                                                    10,502,250

Gas & Pipeline Utilities - 0.92%
K N Energy                                             15,000          880,312
National Fuel Gas Co. NJ                               16,000          736,000
Peoples Energy Corp.                                   18,000          652,500
                                                                     ---------
                                                                     2,268,812

Hotels & Restaurants - 1.38%
McDonald's Corp.                                       55,000        3,403,125
                                                                     ---------

Household Products - 2.39%
Colgate Palmolive Co.                                  18,000        1,614,375
Gillette Co.                                            8,000          923,500
Procter & Gamble Co.                                   41,000        3,369,688
                                                                     ---------
                                                                     5,907,563

Insurance - 4.97%
ACE, Ltd.                                              75,000        2,840,625
Allstate Corp.                                         40,000        3,850,000
American International Group, Inc.                     24,000        3,157,500
Marsh & McLennan Companies, Inc.                       27,000        2,460,375
                                                                     ---------
                                                                    12,308,500

International Oil - 5.92%
Amoco Corp.                                            51,400        2,274,450
Chevron Corp.                                          39,000        3,224,812
Exxon Corp.                                            52,500        3,829,219
Royal Dutch Petroleum Co.                              65,000        3,676,562
UNOCAL Corp.                                           40,000        1,637,500
                                                                     ---------
                                                                    14,642,543

Leisure Time - 0.47%
The Walt Disney Co.                                     9,300        1,156,106
                                                                     ---------

Liquor - 0.74%
Anheuser-Busch Companies, Inc.                         39,800        1,823,337
                                                                     ---------

Newspapers - 1.59%
Gannett, Inc.                                          58,000        3,940,375
                                                                     ---------

Paper - 2.41%
International Paper Co.                                30,000        1,565,625
Kimberly Clark Corp.                                   44,000        2,233,000
Minnesota Mining & Manufacturing Co.                   23,000        2,170,625
                                                                     ---------
                                                                     5,969,250

Petroleum Services - 1.86%
Diamond Offshore Drilling, Inc.                        20,000        1,012,500
Schlumberger, Ltd.                                     43,200        3,580,200
                                                                     ---------
                                                                     4,592,700


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30,1998 (Unaudited)-- continued
(showing percentage of total value of investments)
================================================================================

                                                      Shares             Value
                                                      ------             -----
Railroads & Equipment - 0.66%
Union Pacific Corp.                                   30,000      $  1,642,500
                                                                  ------------

Real Estate - 0.22%
Security Capital Pacific Trust                        24,000           537,000
                                                                  ------------

Retail Trade - 4.78%
Dayton Hudson Corp.                                   46,000         4,016,375
The GAP, Inc.                                         42,000         2,160,375
May Dept Stores                                       26,000         1,603,875
Wal-Mart Stores, Inc.                                 80,000         4,045,000
                                                                  ------------
                                                                    11,825,625

Software - 2.44%
Microsoft Corp.                                       67,000         6,038,375
                                                                  ------------
Telecommunication Services - 0.54%
Cox Communications, Inc.*                             30,000         1,338,750
                                                                  ------------

Telephone - 5.60%
Bell Atlantic Corp.                                   36,096         3,377,232
BellSouth Corp.                                       21,000         1,347,937
SBC Communications, Inc.                              96,000         3,978,000
U.S. West, Inc.                                       50,000         2,637,500
WorldCom, Inc.*                                       59,000         2,524,094
                                                                  ------------
                                                                    13,864,763

Tires & Rubber - 0.57%
Goodyear Tire and Rubber Co.                          20,000         1,400,000
                                                                  ------------

Tobacco - 1.19%
Philip Morris Companies, Inc.                         79,000         2,947,688
                                                                  ------------

TOTAL COMMON STOCKS
(Cost $144,683,652)                                               $235,707,432
                                                                  ------------


                                                    Principal            Value
                                                    ---------            -----
SHORT TERM INVESTMENT - 2.65%
Navigator Securities Lending Trust                 $6,550,969     $  6,550,969

REPURCHASE AGREEMENT - 2.10%
Repurchase Agreement with Swiss Bank
dated 04/30/98 at 5.50%, to be repurchased
at $5,190,793 on 05/01/98, collateralized
by $3,559,000 U.S. Treasury Bonds,
12.00% due 08/15/13 (valued at $5,297,902
including interest)                                 5,190,000     $  5,190,000
                                                                  ------------

TOTAL INVESTMENTS                                                 $247,448,401
(Growth & Income Fund) (Cost $156,424,621)                        ============


Equity-Income Fund
------------------
                                                        Shares           Value
                                                        ------           -----
COMMON STOCKS -87.74%

Aerospace - 0.34%
Allied Signal Corp.                                     15,800    $    692,238
                                                                  ------------

Aluminum - 0.51%
Reynolds Metals Co.                                     15,500       1,023,000
                                                                  ------------

Apparel & Textiles - 0.05%
Unifi, Inc.                                              2,700         103,444
                                                                  ------------

Auto Parts - 1.12%
TRW, Inc.                                               19,700       1,040,406
Genuine Parts Company                                   34,200       1,231,200
                                                                  ------------
                                                                     2,271,606
Automobiles - 0.68%
General Motors Corp.                                    20,400       1,374,450
                                                                  ------------

Banking - 9.01%
Banc One Corp.                                          27,650       1,626,166
BankBoston Corp.                                        11,800       1,273,663
Bankers Trust New York Corp.                            14,100       1,820,663
The Chase Manhattan Corp.                                9,700       1,344,056
First Union Corp.                                       20,810       1,256,404
Fleet Financial Group, Inc.                             17,100       1,477,013
Mellon Bank Corp.                                       48,300       3,477,600
Mercantile Bankshares Corp.                             19,150         734,881
J.P. Morgan & Company, Inc.                             15,600       2,047,500
National City Corp.                                     15,400       1,066,450
PNC Bank Corp.                                          14,400         870,300
Wells Fargo & Company                                    3,300       1,216,050
                                                                  ------------
                                                                    18,210,746

Building & Construction - 0.11%
Georgia Pacific Corp.                                    9,100         233,188
                                                                  ------------

Business Services - 1.34%
H&R Block, Inc.                                         30,800       1,386,000
R.R. Donnelley & Sons Co.                               30,200       1,330,688
                                                                  ------------
                                                                     2,716,688

Chemicals - 7.47%
The Dow Chemical Co.                                    28,200       2,726,588
E.I. Du Pont De Nemours & Co.                           24,100       1,754,781
Eastman Chemical Co.                                     9,600         660,000
Great Lakes Chemical Corp.                              27,600       1,386,900
Hercules, Inc.                                          25,900       1,238,344
Imperial Chemical Industries PLC, ADR                   15,500       1,126,656
Lubrizol Corp.                                          23,000         848,125
Nalco Chemical Co.                                      24,300         965,925
Olin Corp.                                              26,300       1,231,169
PPG Industries, Inc.                                    22,900       1,618,744
Witco Corp.                                             38,900       1,541,412
                                                                  ------------
                                                                    15,098,644

Computers & Business Equipment - 0.32%

Hewlett Packard Co.                                      8,500         640,156
                                                                  ------------

Conglomerates - 1.34%
Fortune Brands, lnc                                     24,900         918,188
Lonrho PLC                                              44,050         317,571
Tomkins                                                250,000       1,471,976
                                                                  ------------
                                                                     2,707,735

Construction Materials - 0.38%
Armstrong World Industries, Inc.                         9,000         771,750
                                                                  ------------

Cosmetics & Toiletries - 0.87%
International Flavors & Fragrances, Inc.                35,800       1,751,962
                                                                  ------------




   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited)--continued
(showing percentage of total value of investments)
================================================================================


                                                       Shares            Value
                                                       ------            -----
Domestic Oil - 3.15%
Amerada Hess Corp.                                     22,200      $ 1,276,500
Atlantic Richfield Co.                                 32,600        2,542,800
Phillips Petroleum Co.                                 17,200          852,475
Unocal Corp.                                           13,300          544,469
USX-Marathon Group                                     32,400        1,160,325
                                                                   -----------
                                                                     6,376,569

Drugs & Health Care - 5.07%
Abbott Laboratories                                    14,200        1,038,375
American Home Products Corp.                           28,400        2,644,750
Amgen, Inc.                                             9,400          560,475
Bausch & Lomb, Inc.                                    22,600        1,117,287
Baxter International, Inc.                             14,000          776,125
Pharmacia & Upjohn, Inc.                               48,900        2,056,856
Smith & Nephew PLC                                    241,700          697,403
United States Surgical Corp.                           43,200        1,360,800
                                                                   -----------
                                                                    10,252,071

Electric Utilities - 6.26%
Baltimore Gas & Electric Co.                           16,500          519,750
Central & South West Corp.                             15,100          393,544
Dominion Resources, Inc.                               19,700          779,381
DQE, Inc.                                              22,100          759,688
Duke Energy Co.                                        28,900        1,672,587
Entergy Corp.                                          30,000          746,250
FirstEnergy Corp.                                      45,950        1,389,987
GPU, Inc.                                               9,000          356,625
Houston Industries, Inc.                               37,000        1,075,313
PacifiCorp                                             40,000          930,000
PECO Energy Co.                                        36,000          857,250
Southern Co.                                           50,400        1,335,600
TECO Energy, Inc.                                      20,000          532,500
Unicom Corp.                                           37,500        1,303,125
                                                                   -----------
                                                                    12,651,600

Electrical Equipment - 2.01%
Cooper Industries, Inc.                                19,000        1,270,625
General Electric Co.                                   20,700        1,762,087
Hubbell, Inc.                                          21,100        1,040,494
                                                                   -----------
                                                                     4,073,206

Electronics - 0.62%
AMP, Inc.                                              31,700        1,246,206
                                                                   -----------

Financial Services - 1.59%
Federal National Mortgage Association                  28,800        1,724,400
Travelers Group, Inc.                                  24,249        1,483,736
                                                                   -----------
                                                                     3,208,136

Food & Beverages - 3.76%
General Mills, Inc.                                    23,900        1,614,744
H.J. Heinz Co.                                         25,500        1,389,750
Kellogg Co.                                            15,000          618,750
McCormick & Company, Inc.                              44,000        1,507,000
Quaker Oats Co.                                        31,400        1,632,800
Sara Lee Corp.                                         14,000          833,875
                                                                   -----------
                                                                     7,596,919

Forest Products - 0.35%
Georgia Pacific Corp.                                   9,100          702,406
                                                                   -----------

Gold - 0.56%
Newmont Mining Corp.                                    35,000       1,126,562
                                                                   -----------

Hotels & Restaurants - 0.36%
Hilton Hotels Corp.                                     22,700         724,981
                                                                   -----------

Household Appliances Furnishing - 0.78%
Whirlpool Corp.                                         21,900       1,576,800
                                                                   -----------

Household Products - 0.27%
Tupperware Corp.                                        20,500         554,781
                                                                   -----------
Industrial Machinery - 0.40%
Pall Corp.                                              41,100         806,588
                                                                   -----------
Insurance - 4.43%
American General Corp.                                  25,500       1,698,938
Exel, Ltd.                                              18,700       1,396,656
Hilb, Rogal & Hamilton Co.                               2,100          37,538
Lincoln National Corp.                                  10,500         932,531
SAFECO Corp.                                            21,300       1,063,669
St. Paul Companies, Inc.                                25,962       2,200,280
Transamerica Corp.                                       8,700       1,004,850
Willis Corroon Group PLC, ADR                           44,100         611,887
                                                                   -----------
                                                                     8,946,349

International Oil - 6.76%
Amoco Corp.                                             57,500       2,557,650
The British Petroleum Company PLC                       13,500       1,275,750
Chevron Corp.                                           23,300       1,926,619
Exxon Corp.                                             34,600       2,523,638
Mobil Corp.                                             23,600       1,864,400
Royal Dutch Petroleum Company, ADR                      26,600       1,504,563
Texaco, Inc.                                            32,900       2,023,350
                                                                   -----------
                                                                    13,675,970

Liquor - 1.44%
Anheuser-Busch Companies, Inc.                          40,900       1,873,731
Brown-Forman Corp., Class B                             18,400       1,041,900
                                                                   -----------
                                                                     2,915,631

Mining - 0.18%
Phelps Dodge Corp.                                       5,500         369,187
                                                                   -----------

Newspapers - 1.41%
Dow Jones & Co.                                         21,900       1,066,256
Knight-Ridder, Inc.                                     30,500       1,778,531
                                                                   -----------
                                                                     2,844,787

Non-ferrous Metals - 0.29%
Inco, Ltd.                                              33,000         579,562
                                                                   -----------

Paper - 3.66%
Consolidated Papers, Inc.                               20,800       1,376,700
International Paper Co.                                 23,600       1,231,625
Kimberly-Clark Corp.                                    28,400       1,441,300
Minnesota Mining & Manufacturing Co.                    16,400       1,547,750
Union Camp Corp.                                        29,800       1,799,175
                                                                   -----------
                                                                     7,396,550

Petroleum Services - 0.68%
Enron Corp.                                              8,100         398,419
Occidental Petroleum Corp.                              33,400         983,212
                                                                   -----------
                                                                     1,381,631

Photography - 0.84%
Eastman Kodak Co.                                       23,500       1,696,406
                                                                   -----------



   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited)--continued
(showing percentage of total value of investments)
================================================================================

                                                        Shares           Value
                                                        ------           -----
Pollution Control - 1.01%
Browning Ferris Industries, Inc.                        23,800    $    812,175
Waste Management, Inc.                                  37,000       1,239,500
                                                                  ------------
                                                                     2,051,675
Publishing - 1.07%
Dun & Bradstreet Corp.                                  30,300       1,075,650
McGraw-Hill Companies, Inc.                              5,300         410,419
The Reader's Digest Association, Inc.                   25,200         677,250
                                                                  ------------
                                                                     2,163,319
Railroads & Equipment - 2.66%
Burlington Northern Santa Fe Corp.                      12,600       1,247,400
GATX Corp.                                               5,800         480,675
Norfolk Southern Corp.                                  52,600       1,758,812
Union Pacific Corp.                                     34,600       1,894,350
                                                                  ------------
                                                                     5,381,237
Real Estate - 2.38%
Crescent Real Estate Equities                           14,500         494,812
Rouse Co.                                                5,100         157,462
Security Capital Pacific Trust                          11,900         266,262
Simon DeBartolo Group, Inc.                             46,500       1,531,594
Starwood Hotels and Resorts                             36,918       1,852,822
Weingarten Realty Investors                             12,000         511,500
                                                                  ------------
                                                                     4,814,452
Retail Trade - 1.49%
May Department Stores Co.                               16,300       1,005,506
J.C. Penney Company, Inc.                               28,200       2,003,963
                                                                  ------------
                                                                     3,009,469
Steel - 0.38%
USX-U.S. Steel Group                                    19,400         759,025
                                                                  ------------

Telephone - 8.03%
ALLTEL Corp.                                            61,200       2,616,300
American Telephone & Telegraph Corp.                    31,600       1,897,975
BCE, Inc.                                               26,800       1,140,675
Bell Atlantic Corp.                                     16,800       1,571,850
BellSouth Corp.                                         21,000       1,347,937
Frontier Corp.                                          29,000         868,188
GTE Corp.                                               36,100       2,109,594
SBC Communications, Inc.                                53,092       2,200,000
Southern New England Telecom. Corp.                     14,900       1,043,000
Sprint Corp.                                             7,400         505,512
Telecomunicacoes Brasilleras                             1,600         194,900
U.S. West, Inc.                                         13,900         733,225
                                                                  ------------
                                                                    16,229,156

Tobacco - 2.10%
Philip Morris Companies, Inc.                           53,300       1,988,756
RJR Nabisco Holdings Corp.                              29,300         814,906
UST, Inc.                                               52,300       1,441,519
                                                                  ------------
                                                                     4,245,181
Trucking & Freight - 0.21%
Alexander & Baldwin, Inc.                               15,000         429,375
                                                                  ------------
TOTAL COMMON STOCKS
 (Cost $135,757,529)                                              $177,381,394
                                                                  ------------

                                                      Principal          Value
                                                      ---------          -----
SHORT TERM INVESTMENTS - 12.04%
Federal Home Loan Mortgage Corp.,
 5.45% due 05/01/98                                 $   400,000   $    400,000
Asset Securitization Coop. Corp.,
 5.51% due 05/11/98                                   5,200,000      5,192,041
Deutsch Bank Financial, Inc.,
 5.50% due 07/06/98                                     700,000        692,942
National Rural Utilities Coop Financial
 Association, 5.50% due 06/19/98                      2,000,000      1,985,028
Rio Tinto America, Inc.,
 5.50% due 06/11/98                                   3,800,000      3,776,197
Navigator Securities Lending Trust                   12,305,022     12,305,022
                                                                  ------------
                                                                  $ 24,351,230
REPURCHASE AGREEMENT - 0.22%
Repurchase Agreement with State Street Bank
& Trust Company dated 04/30/98 at 5.00%, to be
repurchased at $435,060 on 05/01/98,
collateralized by $320,000 U.S. Treasury Bonds,
9.125% due 05/15/18 (valued at $458,080
including interest)                                 $   435,000   $    435,000
                                                                  ------------

TOTAL INVESTMENTS
(Equity-Income Fund)(Cost $160,543,759)                           $202,167,624
                                                                  ============

Balanced Fund
-------------
                                                       Shares            Value
                                                       ------            -----
COMMON STOCKS - 64.40%
Aerospace - 0.95%
Lockheed Martin Corp.                                   4,700     $    523,462
Northrop Grumman Corp.                                  4,800          507,300
                                                                  ------------
                                                                     1,030,762
Banking - 2.40%
Bankers Trust Corp.                                     4,600          593,975
Chase Manhattan Corp.                                  10,800        1,496,475
Mercantile Bancorporation                               9,200          509,450
                                                                  ------------
                                                                     2,599,900
Broadcasting - 0.50%
Telecommunications, Inc.                               16,900          545,025
                                                                  ------------
Chemicals - 3.50%
ARCO Chemical Co.                                      13,000          690,625
Bayer AG*                                              37,450        1,665,326
E.I. DuPont de Nemours & Co.                           12,300          895,594
Imperial Chemical Industries PLC, ADR                   7,300          530,619
                                                                  ------------
                                                                     3,782,164
Computers & Business Equipment - 2.06%
Compaq Computer Corp.                                  13,700          384,456
International Business Machines Corp.                  12,100        1,402,088
Sun Microsystems, Inc.*                                10,700          440,706
                                                                  ------------
                                                                     2,227,250
Domestic Oil - 4.32%
Atlantic Richfield Co.                                 40,300        3,143,400
Phillips Petroleum Co.                                 30,800        1,526,525
                                                                  ------------
                                                                     4,669,925
Drugs & Health Care - 15.30%
Abbott Laboratories                                     4,000          292,500
American Home Products Corp.                            8,300          772,937
Glaxo Wellcome PLC, ADR                                19,025          537,811
Glaxo Wellcome PLC                                     48,500        2,743,281
Johnson & Johnson                                      12,700          906,462
Eli Lilly and Co.                                      22,075        1,535,592


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited)--continued
(showing percentage of total value of investments)
================================================================================

                                                           Shares          Value
                                                           ------          -----
Drugs & Health Care - continued
Merck & Company, Inc.                                       7,300    $   879,650
Mylan Laboratories                                          9,525        258,366
Novartis AG                                                 1,000      1,652,782
Pfizer, Inc.                                               18,200      2,071,387
Schering-Plough Corp.                                      16,325      1,751,170
SmithKline Beecham PLC                                     22,500      1,340,156
SmithKline Beecham PLC, ADR                                83,900      1,000,621
Warner Lambert                                              4,300        813,506
                                                                         -------
                                                                      16,556,221
Electric Utilities - 0.59%
Baltimore Gas & Electric Co.                               20,300        639,450
                                                                         -------

Electrical Equipment - 0.96%
General Electric Co.                                       12,200      1,038,525
                                                                       ---------
Electronics - 1.45%
Intel Corp.                                                19,400      1,567,763
                                                                       ---------

Financial Services - 1.66%
Travelers Group, Inc.                                      16,200        991,238
Charles Schwab Corp.                                       23,000        805,000
                                                                         -------
                                                                       1,796,238
Food & Beverages - 2.56%
Campbell Soup Co.                                           9,200        472,075
Dean Foods, Inc.                                           10,300        482,812
Dole Food, Inc.                                            27,500      1,235,781
Nestle SA*                                                    300        581,806
                                                                         -------
                                                                       2,772,474
Gas & Pipeline Utilities - 0.74%
Sonat, Inc.                                                18,000        798,750
                                                                         -------
Gold - 1.55%
Newmont Mining Corp.                                       52,000      1,673,750
                                                                       ---------

Hotels & Restaurants - 0.73%
Hilton Hotels                                              24,600        785,663
                                                                         -------

Household Products - 3.80%

Colgate Palmolive Co.                                      12,800      1,148,000
Dial Corp                                                  44,100      1,074,938
Kimberly-Clark Corp.                                       16,000        812,000
Procter & Gamble Co.                                        7,500        616,406
Unilever N.V.                                               6,200        462,675
                                                                         -------
                                                                       4,114,019

Industrial Machinery - 0.51%
Thermo Electron Corp.*                                     15,525        618,089
                                                                         -------
Insurance - 7.51%
Allstate Corp.                                             24,950      2,401,438
W.R. Berkley Corp.                                         23,437      1,092,750
Chubb Corp.                                                12,700      1,002,506
Marsh & McLennan Companies, Inc.                           12,175      1,109,447
SAFECO Corp.                                                9,475        473,158
Travelers Property Casualty Corp. CI. A                    48,700      2,045,400
                                                                       ---------
                                                                       8,124,699

International Oil - 1.97%
Amoco Corp.                                                12,000    $   531,000
Chevron Corp.                                               3,900        322,481
Mobil Corp.                                                 9,300        734,700
Texaco, Inc.                                                8,900        547,350
                                                                         -------
                                                                       2,135,531


Manufacturing - 1.39%
Minnesota Mining & Manufacturing Co.                       15,900      1,500,563
                                                                       ---------

Mining - 1.42%
Potash Corporation of Saskatchewan, Inc.                   17,200      1,536,175
                                                                       ---------

Paper - 3.02%
Fort James Corp.                                           35,600      1,766,650
                                                                       ---------

Publishing - 0.25%
Time Warner, Inc.                                           3,400        266,900
                                                                         -------

Real Estate - 0.44%
Legacy Hotels Real Estate
 Investment Trust                                          77,025        479,403
                                                                         -------

Retail Grocery - 0.49%
Hannaford Bros.                                            12,000        533,250
                                                                         -------

Software - 0.96%
Computer Associates International, Inc.                    17,700      1,036,556
                                                                       ---------

Telephone - 3.42%
Ameritech Corp.                                            12,100        515,006
Bell Atlantic                                               4,900        458,456
SBC Communications, Inc.                                   17,700        733,444
Sprint Corp.                                               15,000      1,024,688
U.S. West, Inc.                                            18,400        970,600
                                                                         -------
                                                                       3,702,194

Tobacco - 1.28%
Philip Morris                                              37,025      1,381,495
                                                                       ---------

TOTAL COMMON STOCKS
(Cost $65,435,109)                                                   $69,679,384

                                                                     -----------

                                                        Principal          Value
                                                        ---------    -----------

U.S. TREASURY OBLIGATIONS - 22.43%
U.S. Treasury Strips - 0.41%
Principal Only due 08/15/99                             $ 470,000    $   437,857
                                                                     -----------

Federal National Mortgage Association - 0.92%
6.35% due 01/08/03                                      1,000,000        997,660
                                                                         -------

U.S. Treasury Bonds - 11.62%
6.125% due 11/15/27                                     2,800,000      2,864,736
6.25% due 08/15/23                                      1,000,000      1,027,810
6.375% due 08/15/27                                     1,000,000      1,052,190
6.50% due 11/15/26                                        320,000        340,550
6.625% due 02/15/27                                     3,150,000      3,409,371
7.125% due 02/15/23                                     1,485,000      1,689,648
7.25% due 08/15/22                                      1,900,000      2,186,786
                                                                       ---------
                                                                      12,571,091


 The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS  - APRIL 30, 1998 (Unaudited)--continued
(showing percentage of total value of investments)
================================================================================

                                                         Principal         Value
                                                         ---------         -----
U.S. Treasury Notes - 9.48%
5.875% due 02/15/04                                    $   650,000  $    655,993
6.125% due 07/31/00                                        830,000       838,815
6.25% due 02/15/07                                       1,580,000     1,633,072
6.625% due 03/31/02                                      1,600,000     1,652,496
6.625% due 04/30/02                                      2,400,000     2,480,256
6.875% due 05/15/06                                      2,800,000     2,997,736
                                                                    ------------
                                                                      10,258,368
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $23,024,970)                                                 $ 24,264,976
                                                                    ------------

SHORT TERM INVESTMENTS - 6.91%
E.I. DuPont, 5.37% 9/04/98                             $ 1,027,000  $  1,007,698
General RE Corp CP, 5.48% 6/19/98                        1,027,000     1,019,340
Navigator Securities Lending Trust                       5,449,285     5,449,285
SSGA Money Market Fund                                       1,000         1,000
                                                                    ------------
                                                                       7,477,323
REPURCHASE AGREEMENT - 6.26%
Repurchase Agreement with State Street Bank
& Trust Company dated 04/30/98 at 5.00%, to be
repurchased at $6,771,940 on 05/01/98,
collateralized by $5,965,000 U.S. Treasury
Bonds, 7.25% due 08/15/22 (valued at $6,996,482,
including interest)                                    $ 6,771,000  $  6,771,000
                                                                    ------------

TOTAL INVESTMENTS
 (Balanced Fund)(Cost $101,708,402)                                 $108,192,683
                                                                    ============

Strategic Income Fund
----------------------
                                                         Principal         Value
                                                         ---------         -----
CORPORATE BONDS - 33.78%
Aerospace - 0.21%
 B.E. Aerospace, Inc.,
 8.00% due 03/01/08                                    $   250,000  $    246,875
                                                                    ------------
Apparel & Textiles - 0.48%
Clark-Schwebel, Inc.,
 10.50% due 04/15/06                                       500,000       552,500
                                                                    ------------
Banking - 2.15%
Banc One Corp.,
 7.60% due 05/01/07                                        600,000       643,146
Euro Inv Bank,
 4.25% due 07/16/98                     JPY             50,000,000       381,593
Korea Development Bank,
 9.60% due 12/01/00                                      1,000,000     1,017,300
Malayan Bkg Berhad NY BRH,
 7.125% due 09/15/05                                       525,000       437,215
                                                                    ------------
                                                                       2,479,254
Building Products - 0.42%
Falcon Holding Group LP,
 8.375% due 04/15/10                                       500,000       490,000
                                                                    ------------
Business Services - 1.36%
Borg-Warner Security Corp.,
 9.125% due 05/01/03                                       500,000       523,750
First Data Corp.,
 6.375% due 12/15/07                                       500,000       500,505
Iron Mountain, Inc.,
 10.125% due 10/01/06                                      500,000       540,000
                                                                    ------------
                                                                       1,564,255
Chemical Products - 0.50%
Revlon Worldwide Corp.,
 Series B, zero coupon due 03/15/01                        750,000       575,625
                                                                    ------------
Crude Petroleum & Natural Gas - 2.01%
Bellwether Exploration Co.,
 10.875% due 04/01/07                                      250,000       263,750
Benton Oil & Gas Co.,
 11.625% due 05/01/03                                      200,000       216,000
Cliffs Drilling Co.,
 10.25% due 05/15/03                                       250,000       268,750
National Energy Group, Inc.,
 10.75% due 11/01/06                                       500,000       465,000
Occidental Petroleum Corp.,
 9.25% due 08/01/19                                        700,000       850,052
United Refining Co.,
 10.75% due 06/15/07                                       250,000       252,500
                                                                    ------------
                                                                       2,316,052
Drugs & Health Care - 1.27%
Dade International, Inc.,
 11.125% 05/01/06                                          500,000       560,000
Prime Medical Services, Inc.,
 8.75% due 04/01/08                                        500,000       500,000
Vencor, Inc.,
 9.88% due 05/01/05                                        400,000       403,655
                                                                    ------------
                                                                       1,463,655
Electronics - 0.76%
Decisionone Corp.,
 9.75% due 08/01/07                                        500,000       472,500
Unisys Corp.,
 7.875% due 04/01/08                                       400,000       400,000
                                                                    ------------
                                                                         872,500
Energy & Utilities - 1.32%
AES Corp.,
 8.50% due 11/01/07                                        250,000       256,250
Costilla Energy, Inc.,
 10.25% due 10/01/06                                       500,000       510,000
Dawson Production Svcs.,
 9.375% due 02/01/07                                       250,000       253,750
High Voltage Energy Corp.,
 10.5% due 08/15/04                                        250,000       260,000
Transamerican Energy Corp.,
 11.5% due 06/15/02                                        250,000       248,125
                                                                    ------------
                                                                       1,528,125

Financial Services - 3.08%
Green Tree Financial Corp.,
 7.07% due 09/15/07                                      2,169,205     2,230,875
Merrill Lynch & Co., Inc.,
 6.00% due 02/12/03                                        425,000       421,554
Navistar International Corp.,
 8.00% due 02/01/08                                        500,000       497,500
Paine Webber Group, Inc.,
 7.00% due 03/01/00                                        400,000       405,008
                                                                    ------------
                                                                       3,554,937


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited) -- continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                      Principal           Value
                                                      ---------           -----
Food & Beverages - 2.32%
Ameriserve Food Distr, Inc.,
  10.125% due 07/15/07                                 $500,000         $535,000
Dole Foods, Inc.,
  6.75% due 07/15/00                                  1,000,000        1,007,730
Delta Beverage Group, Inc.,
  9.75% due 12/15/03                                    250,000          260,313
SC International Services, Inc.,
  9.25% due 09/01/07                                    500,000          523,750
Stroh Brewery Co.,
  11.10% due 07/01/06                                   500,000          350,000
                                                                       ---------
                                                                       2,676,793

Food Stores - 0.39%
Carr Gottstein Foods Co.,
  12.00% due 11/15/05                                   400,000          447,000
                                                                       ---------

Forest Products - 0.21%
Doman Industries, Ltd.,
  8.75% due 03/15/04                                    250,000          246,250
                                                                       ---------

General Obligation - 0.19%
United States Leasing International,
  8.45% due 01/25/05                                    200,000          221,554
                                                                       ---------

Hotels & Restaurants - 0.47%
Prime Hospitality Corp.,
  9.75% due 04/01/07                                    500,000          538,750
                                                                       ---------

Industrials - 6.27%
Alvey Systems, Inc.,
  11.375% due 01/31/03                                  250,000          266,250
Berry Plastics Corp.,
  12.25% due 04/15/04                                   650,000          710,125
Burke Industries, Inc.,
  10.0% due 08/15/07                                    250,000          262,500
CFP Holdings, Inc.,
  11.625% due 01/15/04                                  250,000          247,188
Commonwealth Aluminum Corp.,
  10.75% due 10/01/06                                   400,000          422,000
Doane Products Co.,
  10.625% due 03/01/06                                  250,000          271,250
Foamex, L.P.,
  9.875% due 05/15/07                                   375,000          412,500
Hamischfeger Industries, Inc.,
  6.875% due 02/15/27                                   600,000          623,754
Hollinger, Inc.,
  zero coupon due 10/05/13                            1,500,000          603,750
ICG Holdings, Inc.,
  Step up to 13.50% due 09/15/05                        500,000          427,500
Marcus Cable Company,
  Step up to 14.25% due 12/15/05                        250,000          229,375
Norsk Hydro AS,
  6.70% due 01/15/18                                    400,000          393,888
Pueblo Xtra International,
  9.50% due 08/01/03                                    500,000          487,500
Rayovac Corp.,
  10.25% due 11/01/06                                   454,000          501,670
Raytheon Company,
  5.95% due 03/15/01                                    200,000          199,288
Stellex Inds, Inc.,
  9.50% due 11/01/07                                    250,000          253,750
Venture Holdings Trust,
  9.75% due 04/01/04                                    390,000          399,750
Williams Scotsman, Inc.,
  9.875% due 06/01/07                                   500,000          520,000
                                                                       ---------
                                                                       7,232,038

Insurance - 0.45%
Aetna Services, Inc.,
  7.625% due 08/15/26                                   500,000          523,105
                                                                       ---------

Leisure Time - 0.45%
Grand Casinos,
  9.00% due 10/15/04                                    500,000          522,500
                                                                       ---------

Metal & Metal Products - 0.23%
Renco Metals, Inc.,
  11.50% due 07/01/03                                   250,000          265,000
                                                                       ---------

Other - 2.37%
American Media Operations, Inc.,
  11.625% due 11/15/04                                  500,000          543,125
CSC Holdings, Inc.
  10.50% due 05/15/16                                   500,000          580,000
Hines Horticulture, Inc.,
  Series B, 11.75% due 10/15/05                         500,000          545,000
Kindercare Learning Centre, Inc.,
  9.50% due 02/15/09                                    250,000          256,875
LIN Holdings Corp.,
  1.00% due 03/01/08                                    500,000          312,500
Praxair, Inc.,
  6.15% due 04/15/03                                    500,000          497,210
                                                                       ---------
                                                                       2,734,710

Paper - 0.22%
Stone Container Corp.,
  12.25% due 04/01/02                                   250,000          257,500
                                                                       ---------

Pollution Control - 0.98%
Allied Waste Industries, Inc.,
  Step up to 11.30% due 06/01/07                        750,000          547,500
Norcal Waste Systems, Inc.,
  Step up to 13.25% due 11/15/05                        500,000          585,000
                                                                       ---------
                                                                       1,132,500

Real Estate - 0.45%
Radnor Holdings Corp.,
  10.00% due 12/01/03                                   500,000          521,250
                                                                       ---------

Retail Trade - 1.29%
Cole National Group, Inc.,
  8.625% due 08/15/07                                   250,000          252,500
Hills Stores Company, Series B,
  12.50% due 07/01/03                                   250,000          225,000
Musicland Group, Inc.,
  9.875% due 03/15/08                                   250,000          250,000
Staples, Inc.,
  7.125% due 08/15/07                                   750,000          765,045
                                                                       ---------
                                                                       1,492,545

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited)--continued
(showing percentage of total value of investments)
================================================================================

                                                         Principal         Value
                                                         ---------         -----
Steel - 0.43%
Murrin Murrin Holdings,
 9.375% due 08/31/07                                   $   500,000   $   495,000
                                                                     -----------

Telecommunication Services - 2.97%
Adelphia Communications Corp.,
 9.875% due 03/01/07                                       175,000       188,125
 10.50% due 07/15/04                                        75,000        82,500
Comcast Cellular Holdings, Inc.,
 9.50% due 05/01/07                                        500,000       520,000
GTE Corp.,
 6.94% due 04/15/28                                        400,000       396,836
International Cabletel, Inc.,
 Step up to 11.50% due 02/01/06                          1,000,000       810,000
Nextel Communications,
 1.00% due 02/15/08                                        250,000       160,625
 1.00% due 08/15/04                                        400,000       385,000
SFX Broadcasting, Inc.,
 10.75% due 05/15/06                                       250,000       275,000
Telewest Communications PLC,
 Step up to 11.00% due 10/01/07                            750,000       603,750
                                                                     -----------
                                                                       3,421,836
Transportation - 0.53%
Stena AB
 10.5% die 12/15/05                                        250,000       272,500
TFM SA DE CV,
 Step up to 11.75% due 06/15/09                            500,000       341,250
                                                                     -----------
                                                                         613,750

TOTAL CORPORATE BONDS
 (Cost $36,434,674)                                                  $38,985,859
                                                                     -----------
CONVERTIBLE BONDS - 0.23%
Fresenius Medical Care Capital Trust,
 9.00% due 12/01/06                                    $   250,000   $   261,250
                                                                     -----------
TOTAL CONVERTIBLE BONDS
 (Cost $255,625)                                                     $   261,250
                                                                     -----------

U.S. TREASURY OBLIGATIONS - 1.75%

U.S. Treasury Notes - 1.75%
3.375% due 01/15/07                                    $   360,000   $   348,862
5.50% due 02/15/08                                       1,170,000     1,154,275
6.125% due 08/15/07                                        500,000       513,515
                                                                     -----------
                                                                       2,016,652

TOTAL U.S. TREASURY OBLIGATIONS                                      $ 2,016,652
       (Cost $2,031,853)                                             -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.89%
Federal Home Loan Banks - 0.39%
5.89% due 07/24/00                                     $   450,000   $   451,404
                                                                     -----------

Federal Home Loan Mortgage Corporation - 1.60%
11.565% due 06/15/21                                       329,226       108,565
6.50% due 01/01/99                                         700,000       693,434
8.50% due 05/01/08                                         470,907       491,824
10.00% due 05/15/20                                        502,226       546,327
                                                                     -----------
                                                                       1,840,150

Government National Mortgage Association - 0.85%
7.50% due 10/15/27                                     $   485,843   $   499,048
7.50% due 10/15/27                                         376,706       386,944
7.50% due 10/15/27                                          94,924        97,505
                                                                     -----------
                                                                         983,497
Federal National Mortgage Association - 15.65%
Interest Only due 03/17/20, REMIC                        6,765,346       192,406
Interest Only due 10/17/36, REMIC                       12,783,341       387,719
Interest Only due 02/25/35, REMIC                        6,552,986       558,970
6.65% due 08/25/07, REMIC                                1,200,000     1,196,760
8.80% due 01/25/19, REMIC                                  434,460       462,018
10.40% due 04/25/19, REMIC                                 112,796       124,922
6.5% due 12/01/99                                        6,500,000     6,432,920
7.5% due 12/01/99                                        1,000,000     1,025,930
7.0% due 12/01/99                                        7,500,000     7,581,975
13.00% due 01/01/99                                         84,295       101,312
                                                                     -----------
                                                                      18,064,932
Student Loan Marketing Association - 0.40%
7.20% due 11/09/00                                         450,000       465,048
                                                                     -----------

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS (Cost $21,667,897)                                       $21,805,031
                                                                     -----------
FIXED INCOME - OTHER - 1.48%
Mid State Trust VI, Class A,
 7.34% due 07/01/35                                    $ 1,662,885   $ 1,712,771
                                                                     -----------

TOTAL FIXED INCOME - OTHER                                           $ 1,712,771
 (Cost $1,662,631)                                                   -----------

FOREIGN GOVERNMENT OBLIGATIONS - 17.84%
Republic of Argentina - 1.13%
6.625% due 03/31/05                                    $ 1,425,000   $ 1,307,437
                                                                     -----------
Federal Republic of Brazil - 2.55%
10.125% due 05/15/27                                     3,025,000     2,945,745
                                                                     -----------
Government of Canada - 0.59%
7.00% due 12/01/06    CAD                                  360,000       279,735
7.50% due 09/01/00                                         550,000       404,080
                                                                     -----------
                                                                         683,815
Government of Costa Rica - 0.22%
Series B, 6.25% due 05/21/15                               300,000       253,500
                                                                     -----------
Kingdom of Denmark - 0.91%
8.00% due 05/15/03    DKK                                6,340,000     1,049,948
                                                                     -----------
Republic of Ecuador - 0.39%
3.25% due 02/27/15                                         723,298       452,061
                                                                     -----------
Federal Republic of Germany - 1.18%
3.50% due 09/18/98    DEM                                2,000,000     1,113,260
5.625% due 01/04/28   DEM                                  530,000       295,634
6.00% due 01/05/06    DEM                                  230,000       136,291
6.5% due 07/04/27     DEM                                  800,000       502,410
                                                                     -----------
                                                                       2,047,595
Republic of Greece - 0.25%
11.00% due 02/25/00   GRD                               90,400,000       291,279
                                                                     -----------


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                            Principal              Value
                                            ---------              -----
Republic of Italy - 0.81%
zero coupon due 07/31/98        ITL     1,680,000,000           $937,807
                                                                --------
Government of Mexico - 1.79%
6.25% due 12/31/19, Series B                1,500,000          1,263,750
6.25% due 12/31/19, Series W-A                250,000            209,687
11.50% due 05/15/26                           500,000            595,000
                                                                 -------
                                                               2,068,437
Government of Morocco - 0.77%
FRN due 01/01/09                            1,000,000            890,000
                                                                 -------
Government of The Netherlands - 0.75%
9.00% due 01/15/01              NLG         1,570,000            865,789
                                                                 -------
New South Wales Treasury Corp - 0.06%
7.375% due 02/21/07             AUD           100,000             70,150
                                                                 -------
Government of New Zealand - 1.04%
6.5% due 02/15/00               NZD           700,000            380,684
8.00% due 07/15/98              NZD         1,480,000            820,496
                                                                 -------
                                                               1,201,180
Government of Panama - 0.68%
3.75% due 07/17/14                          1,000,000            782,500
                                                                 -------
Government of Peru - 0.29%
4.00% due 03/07/17                            500,000            335,995
                                                                 -------
Russian Principal Loan - 2.61%
3.249% due 12/15/20                         4,750,000          3,007,344
                                                               ---------
Kingdom of Sweden - 0.48%
11.00% due 01/21/99             SEK         4,100,000            551,927
                                                                 -------
Republic of Venezuela - 0.74%
6.813% due 12/18/07                           952,382            850,762
                                                                 -------
TOTAL FOREIGN GOVERNMENT                                     $20,593,271
OBLIGATIONS (Cost $21,771,749)                               -----------

                                               Shares              Value
                                               ------              -----
WARRANTS - 0.01%
Financial Services - 0.01%
BPC Holdings Corp. (Expiration
  date 04/15/04; strike price $18.797)            500            $10,000

Telephone - 0.00%
Wireless One, Inc. (Expiration
  date 10/19/00; strike price $11.50)             750                  7
                                                                 -------

TOTAL WARRANTS (Cost $0)                                         $10,007
                                                                 -------

                                            Principal              Value
                                            ---------              -----
SHORT TERM INVESTMENT - 11.92%
Navigator Securities Lending Trust        $13,751,685        $13,751,685
                                                             -----------
REPURCHASE AGREEMENT - 14.10%
Repurchase Agreement with State Street
Bank & Trust Company dated 04/30/98 at
5.48%, to be repurchased at $16,276,477
on 05/01/98, collateralized by
$11,000,000 U.S. Treasury Bonds, $10,625
due 08/15/15 (valued at $16,845,318,
including interest)                       $16,274,000        $16,274,000
                                                             -----------
TOTAL INVESTMENTS
(Strategic Income Fund)(Cost $113,850,114)                  $115,410,526
                                                            ============

Investment Quality Bond Fund
----------------------------

                                            Principal              Value
                                            ---------              -----
CORPORATE BONDS - 41.99%
Apparel & Textiles - 0.13%
Clark-Schwebel, Inc.,
  10.50% due 04/15/06                         $10,000            $11,050
Collins & Aikman Products Co.,
  11.50% due 04/15/06                          10,000             11,200
                                                                  ------
                                                                  22,250
Banking - 8.46%
BankAmerica Corp.,
  9.50% due 04/01/01                          114,000            124,512
Credit National,
  7.00% due 11/14/05                          150,000            150,750
Export-Import Bank of Korea,
  6.375% due 02/15/06                         200,000            168,300
First Financial Caribbean Corp.,
  7.84% due 10/10/06                          135,000            140,538
NBD Bancorp,
  8.25% due 11/01/24                          300,000            353,652
Republic New York Corp.,
9.75% due 12/01/00                            155,000            168,570
U.S. Bancorp,
  7.50% due 06/01/26                          300,000            325,215
Western Financial Bank,
  8.875% due 08/01/07                          25,000             23,750
                                                                  ------
                                                               1,455,287
Broadcasting - 0.12%
Jacor Communications Co.,
  8.75% due 06/15/07                           10,000             10,350
Jacor Communications Co.,
  8.00% due 02/15/10                           10,000              9,950
                                                                   -----
                                                                  20,300
Building Products - 0.18%
Falcon Building Products Inc.,
  9.50% due 06/15/07                           20,000             20,500
Falcon Holding Group LP,
  8.375% due 04/15/10                          10,000              9,800
                                                                   -----
                                                                  30,300
Business Services - 0.06%
Iron Mountain, Inc.,
  8.75% due 09/30/09                           10,000             10,150
                                                                  ------
Chemical Products - 0.30%
Huntsman Corp.,
  9.50% due 07/01/07                           15,000             15,225
Revlon Worldwide Corp.,
  Series B, zero coupon due 03/15/01           20,000             15,350



   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS

(showing percentage of total value of investments)
--------------------------------------------------------------------------------



                                           Principal         Value
                                           ---------         -----

Chemical Products - continued
Sovereign Specialty Chemicals,
 9.50% due 08/01/07                         $10,000        $10,450
Texas-Petro Chemical Corp.,
 11.125% due 07/01/06                        10,000         10,900
                                                            ------
                                                            51,925
Crude Petroleum & Natural Gas - 0.86%
Cistilla Energy, Inc.,
 10.25% due 10/01/06                         20,000         21,100
Cross Timbers Oil Co.,
 9.25% due 04/01/07                          30,000         31,275
Dailey Petroleum Services Corp.,
 9.50% due 02/15/08                           5,000          5,050
Energy Corporation of America,
 9.50% due 05/15/07                          20,000         20,050
Newfield Exploration Co.,
 7.45% due 10/15/07                          45,000         45,046
Petroleos Mexicanos,
 8.85% due 09/15/07                          25,000         25,062
                                                            ------
                                                           147,583
Drugs & Health Care - 2.85%
Alleglance Corp.,
 7.00% due 10/15/26                         325,000        335,550
Owens & Minor, Inc.,
 10.875% due 06/01/06                        25,000         27,938
Tenet Healthcare Corp.,
 7.875% due 01/15/03                        110,000        111,650
Universal Hospital Services,
 10.25% due 03/01/08                         15,000         15,375
                                                            ------
                                                           490,513
Electric Utilities - 0.74%
The Cleveland Electric Illuminating
 Company, 7.19% due 07/01/00                125,000        126,821
                                                           -------

Financial Services - 6.84%
American General Finance
 Corp., 8.00% due 02/15/05                  230,000        237,473
Amresco Communications, Inc.,
 9.875% due 03/15/05                         20,000         20,600
Amerus Capital I,
 8.85% due 02/01/27                         100,000        102,181
BanPonce Financial Corp.,
 6.75% due 08/09/01                         250,000        252,930
Beneficial Corp.,
 8.40% due 05/15/08                          75,000         85,202
Contifinancial Corp.,
 8.125% due 04/01/08                         10,000         10,098
Japan Financial Corp.,
 9.125% due 10/11/00                        200,000        213,840
Neenah Corp.,
 11.125% due 05/01/07                        10,000         11,012
Pindo Deli Financial Mauritlus, Ltd.,
 10.75% due 10/01/07                         10,000          8,100
Sun Canada Financial Co.,
 7.25% due 12/15/15                         200,000        209,744
Tembec Finance Corp.,
 9.875% due 09/30/05                         15,000         15,863
United Cos Finl Corp,
 8.375% due 07/01/05                        $10,000         $9,943
                                                            ------
                                                         1,176,986
Food & Beverages - 0.09%
Del Monte Foods Co.,
 Step-up, due 12/15/07                       25,000         16,063

Homebuilders - 0.09%
Engle Homes, Inc.,
 9.25% due 02/01/08                          15,000         15,375
                                                            ------

Industrials - 7.11%
Abraxas Petroleum Corp.,
 11.50% due 11/01/04                         10,000         10,350
Accuride Corp.,
 9.25% due 02/01/08                          10,000         10,000
American Pad & Paper Co.,
 13.00% due 11/15/05                          5,000          5,081
Acetex. Corp.,
 9.75% due 10/01/03                          10,000         10,300
Acindar Industria, Argentina,
 11.25% due 02/15/04                         10,000         10,450
Advanced Micro Devices
 Inc., 11.00% due 08/01/03                   25,000         27,000
Argo-Tech Corp.,
 8.625% due 10/01/07                         15,000         15,206
Cincinnati Milacron, Inc.,
 7.875% due 05/15/00                        130,000        132,931
DecisionOne Corp.,
 9.75% due 08/01/07                          10,000          9,450
Dime Capital Trust I,
 9.33% due 05/06/27                         150,000        170,775
Domtar, Inc.
 9.50% due 08/01/16                          10,000         10,763
Duane Reade, Inc.,
 9.25% due 02/15/08                          10,000         10,200
EchoStar DBS Corp.,
 12.50% due 07/01/02                          5,000          5,625
Fairchild Semiconductor Corp.,
 10.125% due 03/15/07                        20,000         20,800
Gaylord Container Corp.,
 9.375% due 06/15/07                         10,000         10,000
Globalstar L.P. Capital Corp.,
 10.75% due 11/01/04                         20,000         20,100
Grove Worldwide LLC,
 9.25% due 05/01/08                          15,000         14,925
Grupo Int'l Durango,
 12.625% due 08/01/03                        15,000         16,987
Guitar Center Management Co.
 Inc., 11.00% due 07/01/06                   17,000         18,912
Henry Company,
 10.00% due 04/15/08                          5,000          5,062
Iridium LLC/Capitai Corp.,
 11.25% due 07/15/05                         25,000         25,813
K & F Industries, Inc.,
 9.25% due 10/15/07                          10,000         10,400
LaRoche Industries, Inc.,
 9.50% due 09/15/07                           5,000          4,900



    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS -- APRIL 30, 1998 (Unaudited)--continued
(showing percentage of total value of investments)
================================================================================

                                        Principal          Value
                                        ---------          -----

Industrials - continued
LDM Technologies, Inc.,
  10.75% due 01/15/07                     20,000         $21,000
Moog, Inc., Series B,
  10.00% due 05/01/06                     25,000          26,750
News America Holdings,
  Inc., 9.25% due 02/01/13               250,000         300,505
Pioneer American Acquisition
  Corp., 9.25% due 06/15/07               20,000          20,000
Plains Resources, Inc.,
  Series B, 10.25% due 03/15/06           20,000          21,600
Psinet, Inc.,
  10.00% due 02/15/05                     10,000          10,250
Repap New Brunswick, Inc.,
  10.625% due 04/15/05                    25,000          26,125
Rifkin Acquisitions Partners, L.P.,
  11.125% due 01/15/06                    25,000          27,375
Standard Pac Corp.,
  8.50% due 06/15/07                      15,000          15,300
Sullivan Graphics, Inc.,
  12.75% due 08/01/05                     20,000          20,950
Verio, Inc.,
  10.375% due 04/01/05                    10,000          10,350
YPF Sociedad Anonima,
  8.00% due 02/15/04                     145,000         147,105
                                                         -------
                                                       1,223,940


Insurance-3.17%
Equitable Companies, Inc.,
  7.00% due 04/01/28                     100,000         100,178
Jackson National Life Insurance Co.,
  8.15% due 03/15/27                     100,000         109,628
Ohio National Life Insurance Co.,
  8.50% due 05/15/26                     150,000         167,350
Security Benefit Life Co.,
  8.75% due 05/15/16                     150,000         168,364
                                                         -------
                                                         545,520

Leisure Time-0.20%
Argosy Gaming Co.,
  13.25% due 06/01/04                     20,000          22,500
Hollywood Casino, Inc.,
  12.75% due 11/01/03                     10,000          11,100
                                                          ------
                                                          33,600

Metal Products-0.06%
Silgan Holdings, Inc.,
  9.00% due 06/01/09                      10,000          10,450
                                                          ------

Non-Bank Finance-1.26%
KFW International Financial, Inc.,
  9.125% due 05/15/01                    200,000         216,798
                                                         -------

Retail Trade-1.25%
J.C. Penney Company, Inc.,
  7.40% due 04/01/37                     200,000         215,650
                                                         -------

Steel-0.09%
AK Steel Corp.,
  9.125% due 12/15/06                     10,000          10,550
Ameristeel Corp.,
  8.75% due 04/15/08                       5,000           5,000
                                                           -----
                                                          15,550

Telecommunication Services-3.76%
Allbritton Communications Co.,
  8.875% due 02/01/08                     15,000          15,000
E. Spire Communications,
  Step-up, due 04/01/06                   15,000          11,850
American Mobile Satellite, Inc.
  12.25% due 04/01/08                      5,000           5,100
BTI Telecommunications Corp.,
  10.50% due 09/15/07                     10,000          10,400
Century Communications,
  Step-up, due 01/15/08                   25,000          10,875
Concentric Network Corp.,
  12.75% due 12/15/07                      5,000           6,100
Facilicom International, Inc.,
  10.50% due 01/15/08                     10,000          10,300
GST Telecommunications,
  12.75% due 11/15/07                     20,000          23,600
Innova S. de R.L.,
  12.875% due 04/01/07                    20,000          21,525
Intermedia Communications, Inc.,
  8.875% due 11/01/07                     25,000          26,000
ITC Deltacom, Inc.,
  8.875% due 03/01/08                     10,000          10,300
IXC Communications, Inc.,
  9.00% due 04/15/08                      20,000          20,000
KMC Telecom. Holdings, Inc.,
  1% due 02/15/08                         50,000          30,250
Level 3 Communications, Inc.,
  9.125% due 05/01/08                     25,000          24,750
LIN Holdings Corp.,
  1% due 03/01/08                         25,000          15,625
Nextlink Communications, Inc.,
  9.45% due 04/15/08                      25,000          15,625
Paging Network, Inc.,
  10.125% due 08/01/07                    15,000          15,600
RSL Communications PLC,
  9.125% due 03/01/08                     30,000          30,000
Tele-Communications, Inc.,
  9.25% due 04/15/02                     200,000         219,554
Viacom, Inc.,
  7.75% due 06/01/05                     100,000         105,419
Viatel, Inc.,
  11.25% due 04/15/08                     18,000          18,990
                                                          ------
                                                         646,863

Telephone-3.43%
Comcast Cable Communications,
  8.50% due 05/01/27                     150,000         174,795
McLeod USA, Inc.,
  8.375% due 03/15/08                      5,000           5,075
MobileMedia Communications, Inc.
  9.375% due 11/01/07                     50,000           5,500
NEXTEL Communications, Inc.,
  Step up to 9.75% due 10/31/07           60,000          39,000
U.S. West Capital Funding, Inc.,
  6.95% due 01/15/37                     150,000         155,790
WorldCom, Inc.,
  7.55% due 04/01/04                     200,000         210,606
                                                         -------
                                                         590,766

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited)--continued
(showing percentage of total value of investments)
================================================================================

                                                         Principal         Value
                                                         ---------         -----
Transportation - 0.79%
Continental Airlines,
 6.648% due 03/15/19                                    $   70,000    $   69,529
Johnstown American Industries
 Inc., 11.75% due 08/15/05                                  30,000        33,300
Southern Railway Company,
 8.75% due 10/15/03                                         30,000        33,509
                                                                      ----------
                                                                         136,338
Utilities - 0.15%
GCI, Inc.,
 9.75% due 08/01/07                                         25,000        26,375
                                                                      ----------

TOTAL CORPORATE BONDS
 (Cost $7,427,610)                                                    $7,225,403
                                                                      ----------

U.S. TREASURY OBLIGATIONS - 32.41%
U.S. Treasury Bonds - 32.41%
11.875% due 11/15/03                                    $  645,000    $  830,637
12.00% due 08/15/13                                      3,240,000     4,748,123
                                                                      ----------
                                                                       5,578,760

TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $5,446,938)                                                    $5,578,760
                                                                      ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.61%
Federal Home Loan Mortgage Corp. - 7.00%
6.00% due 10/01/03 - 09/25/22                           $  919,390    $  901,054
6.50% due 06/15/23                                         100,000       100,718
7.00% due 09/15/21                                         200,000       202,374
                                                                      ----------
                                                                       1,204,146
Federal National Mortgage Association - 4.66%
6.25% due 11/25/19                                         500,000       500,625
6.60% due 09/25/18, REMIC                                  300,000       302,250
                                                                      ----------
                                                                         802,875
Government National Mortgage Association - 3.95%
7.00% due 06/15/23 - 10/15/23                              670,491       679,918

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS (Cost $2,599,218)                                         $2,686,939
                                                                      ----------
FIXED INCOME - OTHER - 1.48%
Miscellaneous Asset Backed Securities - 1.48%
First Union Lehman Bros., Series 1997,
 Class A2, 6.60% due 05/18/07                           $  200,000    $  202,866
Premier Auto Trust, Series 1993,
 Class A2, 4.65% due 11/02/99                               12,510        12,452
Western Financial Grantor Trust, Series
 1995, Class Al, 7.10% due 07/01/00                         39,815        40,171
                                                                      ----------
TOTAL FIXED INCOME - OTHER (Cost $252,957)                            $  255,489
                                                                      ----------
FOREIGN GOVERNMENT OBLIGATIONS - 0.99%
Republic of Argentina - 0.99%
 11.00% due 10/09/06                                    $  155,000    $  169,725

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $170,112)                                           $  169,725
                                                                      ----------

PREFERRED STOCKS - 0.34%
Fairfield Manufacturing Co., Inc.                               25    $   26,188
Primedia, Inc.                                                 145        14,391
SF Holdings Group, Inc.                                          2        18,250
                                                                      ----------

TOTAL PREFERRED STOCKS (Cost $58,288)                                 $   58,829
                                                                      ----------

                                                         Principal         Value
                                                         ---------         -----
SHORT TERM INVESTMENT - 6.16%
Navigator Securities Lending Trust                      $1,059,925    $1,059,925
                                                        ----------    ----------


REPURCHASE AGREEMENT - 1.02%
Repurchase Agreement with Swiss Bank
dated 04/30/98 at 5.50%, to be repurchased
at $176,027 on 05/01/98, collateralized
by $155,000 U.S. Treasury Bonds, 7.25%
due 08/15/22 (valued at $180,450,
including interest)                                     $  176,000    $  176,000
                                                        ----------    ----------

TOTAL INVESTMENTS (Investment
Quality Bond Fund)(Cost $16,787,090)                                 $17,211,070
                                                                     ===========

National Municipal Bond Fund
----------------------------

                                                         Principal         Value
                                                         ---------         -----
LONG-TERM INVESTMENTS - 100.00%
Alabama - 2.41%
Alabama Housing Finance Authority
 Single Family Mortgage Revenue
Collateralized Home Mortgage Program,
 Series B-2, 6.40%, 04/01/25                            $  440,000    $  400,011
                                                                      ----------

California - 9.32%
California Housing Finance Agency
 Revenue, Series H, 6.15%, 08/01/16                      1,000,000     1,055,940
Metropolitan Water District, Southern California,
  Series A, 5.00%, 07/01/17                                500,000       486,150
                                                                      ----------
                                                                       1,542,090
Illinois - 4.37%
Illinois Health Facilities Authority
 Revenue (Hospital Association
 Project), 7.00%, 02/15/22                                 200,000       221,352
Chicago, Illinois Skyway Toll Bridging
 Revenue, 5.375%, 01/01/16                                 500,000       501,775
                                                                      ----------
                                                                         723,127
Iowa - 1.01%
Iowa Finance Authority Hospital Facility
 Revenue Refunding (Trinity Regional
 Hospital Project), 7.00%, 07/01/12                        150,000       166,651
                                                                      ----------
Louisiana - 3.13%
Louisiana Public Facilities Authority Hospital
 Revenue Refunding (Touro Infirmary
 Project), Series B, 6.125%, 08/15/23                      500,000       518,970
                                                                      ----------
Maine - 0.16%
Maine State Housing Authority Mortgage
 Purchase, Series A-4, 6.375%,                              25,000        26,141
 11/15/12                                                             ----------



   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited) -- continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------


                                                    Principal          Value
                                                    ---------          -----
Massachusetts - 3.19%
Massachusetts State Special Obligation
 Revenue, Series A, 5.50%, 06/01/13                  $500,000       $527,325
                                                                    --------

Missouri - 3.21%
Missouri State Health & Educational
 Facilities Authority Revenue,
 6.25%, 02/15/11                                      500,000        531,355
                                                                     -------

Nebraska - 7.98%
Nebraska Higher Education Loan Program
 Income Revenue, 6.65%, 12/01/08                    1,200,000      1,320,516
                                                                   ---------

Nevada - 4.13%
Nevada Housing Division, Single-Family
 Program, B-2, 6.95%, 10/01/26                        300,000        319,683
Nevada Housing Division, Single-Family
 Program, Issue C, 6.35%, 10/01/12                    345,000        364,441
                                                                     -------
                                                                     684,124

New Jersey - 3.38%
New Jersey Economic Development
 Authority Water Facilities Revenue
 (New Jersey American Water
 Company, Incorporated Project),
 6.875%, 11/01/34                                     500,000        558,755
                                                                     -------

New York - 20.71%
New York State Local Government
 Assistance Corporation, Series A,
 6.00%, 04/01/16                                    1,000,000      1,078,160
New York State Dormitory Authority
 Revenue, State University Educational
 Facilities, Series A, 6.25%, 05/15/08                500,000        548,480
New York State Environmental Facilities
 Corporation Pollution Control Revenue
 Refunding (IBM Corporation Project),
 7.125%, 07/01/12                                     580,000        624,753
New York State Mortgage Agency
 Revenue, Series 40-A, 6.35%, 04/01/21                630,000        655,496
Triborough Bridging & Tunnel Authority
 Revenue, Series Y, 5.50%, 01/01/17                   500,000        521,405
                                                                     -------
                                                                   3,428,294

Pennsylvania - 9.77%
Monroeville, Pennsylvania Hospitals
 Authority Hospitals Revenue,
 6.25%, 10/01/15                                    1,000,000      1,054,510
Philadelphia, Pennsylvania Water
 & Wastewater Revenue,
 6.25%, 08/01/12                                      500,000        562,575
                                                                     -------
                                                                   1,617,085

South Carolina - 3.13%
Greenville Hospital Systems
 Hospital Facilities Revenue,
 Series B, 5.70%, 05/01/12                            500,000        519,150
                                                                     -------

Tennessee - 2.99%
Humphreys County, Tennessee Industrial
 Development Board Solid Waste Disposal
 Revenue (E.l. Du Pont De Nemours &
 Company Project), 6.70%, 05/01/24                   $450,000       $494,586
                                                                    --------

Texas - 3.92%
Texas State Veterans Housing
 Assistance, 6.80%, 12/01/23                           90,000         96,481
Port Arthur, Texas, Navy District,
 Zero Coupon, 03/01/10                              1,000,000        552,240
                                                                     -------
                                                                     648,721
Virginia - 6.59%
Virginia State Housing Development
 Authority Commonwealth Mortgage,
 Subseries I-1, 6.55%, 07/01/17                       300,000        315,141
Richmond, Virginia, Metropolitan Authority
 Expressway Revenue, Highway Revenue Tolls,
 5.25%, 07/15/11                                      750,000        775,988
                                                                     -------
                                                                   1,091,129
Washington - 3.17%
Washington State General Obligation,
Series C, 5.50%, 07/01/16                             500,000        524,075
                                                                     -------

Wisconsin - 7.43%
Wisconsin Housing & Economic
 Development Authority Home Ownership
 Revenue, Series D, 6.10%, 07/01/24                   160,000        163,022
Wisconsin State Health & Educational
 Facilities Authority Revenue, Mercy
 Hospital of Janesville, Incorporated,
 6.60%, 08/15/22                                    1,000,000      1,067,180
                                                                   ---------
                                                                   1,230,202

TOTAL INVESTMENTS
(National Municipal Bond Fund)
 (Cost $15,669,433)                                              $16,552,307
                                                                 ===========

U.S. Government Securities Fund
-------------------------------

                                                    Principal          Value
                                                    ---------          -----
U.S. TREASURY OBLIGATIONS - 9.18%
U.S. Treasury Bonds - 0.75%
6.375% due 08/15/27                                  $800,000       $841,752
                                                                    --------

U.S. Treasury Notes - 8.43%
5.875% due 09/30/02                                 2,000,000      2,014,680
5.625% due 12/31/02                                 2,000,000      1,995,940
6.25% due 08/31/02                                  5,250,000      5,361,562
                                                                   ---------
                                                                   9,372,182
                                                                   ---------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $10,165,871)                                              $10,213,934
                                                                 ===========

U.S. GOVERNMENT AGENCY OBLIGATIONS - 61.38%
U.S. Department of Veteran Affairs - 2.04%
7.25% due 10/15/10 REMIC                           $2,265,343     $2,273,113
                                                                  ----------

Federal Home Loan Mortgage Corporation - 17.57%
6.00% due 09/01/10 - 10/01/10                         591,716        587,627
6.247% due 03/25/21 REMIC                           3,000,000      2,958,360
6.50% TBA**                                        $4,000,000     $3,962,480
7.00% due 10/01/12                                  8,837,832      9,006,281
7.00% due 04/15/21                                  1,251,057      1,266,897
8.00% due 06/01/08                                    210,779        218,386
8.25% due 07/01/06                                    168,225        173,863
8.50% due 05/01/08                                    295,224        306,207

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited) -- continued
(showing percentage of total value of investments)
================================================================================


                                                       Principal           Value
                                                       ---------           -----
Federal Home Loan Mortgage Corp. - continued
9.50% due 08/01/20                                       944,144       1,011,896
11.75% due 08/01/13                                       33,485          38,402
                                                                          ------
                                                                      19,530,399

Federal National Mortgage Association - 36.91%
6.50% TBA                                              7,900,000       7,818,472
6.50% due 12/01/03 - 08/01/27                          5,396,384       5,356,315
6.527% due 05/25/30 REMIC                              2,750,000       2,794,687
6.783% due 01/17/03 REMIC                              1,283,013       1,252,535
7.00% TBA**                                           13,100,000      13,243,183
7.00% due 05/01/26 - 11/01/26                          3,784,653       3,827,230
8.00% due 08/01/04                                        49,724          50,497
8.25% due 03/25/06 REMIC                                 675,000         726,678
8.50% due 08/01/02                                        93,912          96,601
11.00% due 02/01/15                                          538             606
11.50% due 04/01/19                                      353,712         402,281
12.00% due 02/01/16 - 04/01/16                         1,741,708       2,047,324
12.50% due 08/01/11 - 07/01/15                         1,362,247       1,614,663
13.00% due 01/01/99                                    1,691,943       1,396,511
14.50% due 11/01/14                                      327,971         404,839
                                                                         -------
                                                                      41,032,422

Government National Mortgage Association - 4.86%
7.50% due 04/15/02 - 09/15/27                          1,315,748       1,349,425
7.75% due 04/15/04                                        51,679          53,049
8.00% due 11/15/06 - 02/15/08                             35,595          37,068
9.00% due 03/20/16 - 06/20/17                          1,899,026       2,042,133
10.25% due 02/15/00 - 03/15/01                            55,238          57,503
10.50% due 01/15/01                                       12,470          12,924
11.00% due 03/15/00 - 09/20/15                            57,986          61,103
11.25% due 10/20/15                                       10,064          10,944
11.50% due 08/20/00 - 09/20/15                           451,952         508,002
11.75% due 09/15/98                                           76              79
12.50% due 09/15/14                                       57,835          67,414
13.00% due 01/15/11 - 06/15/15                           557,959         670,568
13.25% due 07/15/14                                       40,366          46,534
13.50% due 11/15/12 - 02/15/13                            56,408          66,853
15.00% due 07/15/11 - 09/15/12                           113,008         136,470
15.50% due 08/15/11 - 12/15/11                           196,218         247,327
16.00% due 11/15/11 - 12/15/11                            27,818          35,203
                                                                          ------
                                                                       5,402,599
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS (Cost $67,840,380)                                       $68,238,533
                                                                     -----------
SHORT TERM INVESTMENT - 8.36%
Navigator Securities Lending Trust                    $9,293,178      $9,293,178

REPURCHASE AGREEMENT - 21.08%
Repurchase Agreement with State Street Bank
& Trust Company dated 04/30/98 at 5.48%, to be
repurchased at $23,436,567 on 05/01/98,
 collateralized by $15,850,000 U.S. Treasury
 Bonds, 10.625% due 08/15/15 (valued at
 $24,250,526, including interest)                    $23,433,000     $23,433,000
                                                     -----------     -----------

TOTAL INVESTMENTS (U.S. Government
 Securities Fund)(Cost $110,732,429)                                $111,178,645
                                                                    ============

Money Market Fund
-----------------

COMMERCIAL PAPER - 34.26%
Allied Signal, Inc.,
 5.53% due 05/12/98                                     $600,000        $598,986
American Home Products Corp.,
 5.48% due 06/19/98                                      800,000         794,032
Anheuser Busch, Inc.,
 5.50% due 05/01/98                                      800,000         800,000
Caterpillar Financial Services NV,
 5.52% due 05/04/98                                      800,000         799,632
E.I. DuPont de Nemours & Co.,
 5.47% due 06/03/98                                      800,000         795,989
Goldman Sachs Group LP,
 5.48% due 05/14/98                                      800,000         798,417
Motorola, Inc.,
 5.48% due 05/21/98                                      800,000         797,564
Proctor & Gamble Company,
 5.52% due 05/08/98                                      800,000         799,141
Toronto-Dominion Holdings,
 5.50% due 05/06/98                                      800,000         799,390
                                                                         -------

TOTAL COMMERCIAL PAPER                                                 6,983,151
                                                                       ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 60.34%
Student Loan Marketing Association - 9.83%
5.74% due 11/16/98                                    $2,000,000      $2,004,300

Federal Home Loan Banks - 16.18%
5.775% due 10/30/98                                      500,000         500,061
5.400% disc note due 05/08/98                          2,800,000       2,797,060
                                                                       ---------
                                                                       3,297,121
Federal National Mortgage Association - 34.33%
5.564% due 04/09/99                                    2,000,000       1,999,060
5.443% due 02/04/99                                    5,000,000       4,998,471
                                                                       ---------
                                                                       6,997,531

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS                                                          $12,298,952
                                                                     -----------
REPURCHASE AGREEMENT - 5.40%
Repurchase Agreement with State Street Bank
& Trust Company dated 04/30/98 at 5.00%, to be
repurchased at $1,100,166 on 05/01/98,
 collateralized by $1,000,000 U.S. Treasury Notes
 6.125% due 07/31/00 (valued at $1,143,442,
 including interest)                                  $1,100,000      $1,100,000
                                                      ----------      ----------

TOTAL INVESTMENTS (Money Market Fund)                                $20,382,103
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1998 (Unaudited) -- continued
(showing percentage of total value of investments)
================================================================================

Key to Currency Abbreviations
-----------------------------

AUD     - Australian Dollar
CAD     - Canadian Dollar
DKK     - Danish Krone
DEM     - German Deustche Mark
GBP     - Great British Pound
GRD     - Greek Drachma
HKD     - Hong Kong Dollar
ITL     - Italian Lira
JPY     - Japanese Yen
NLG     - Netherland Guilder
NZD     - New Zealand Dollar
ESP     - Spanish Peseta
SEK     - Swedish Krona
ZAR     - South African Rand


Key to Security Abbreviations and Legend
----------------------------------------

ADR     - American Depository Receipt
ADS     - American Depository Shares
FRN     - Floating Rate Note
REMIC   - Real Estate Mortgage Investment Conduit
TBA     - To Be Announced
A       - Non-income producing, issuer is in bankruptcy and
          is in default of interest payments
*       - Non-income producing
**      - Purchased on a forward commitment (Note 2)

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE FUND. North American Funds (the "Fund") is an open-end, diversified management investment company. The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. It is a series company, which means it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. As of April 30, 1998, the Fund offered the following fifteen portfolios: the International Small Cap Fund ("International Small Cap"), the International Growth and Income Fund ("International Growth and Income"), the Global Equity Fund ("Global Equity"), the Emerging Growth Fund ("Emerging Growth"), the Small/Mid Cap Fund ("Small/Mid Cap"), the Growth Equity Fund ("Growth Equity"), the Tax-Sensitive Equity Fund ("Tax-Sensitive Equity"), the Growth and Income Fund ("Growth and Income"), the Equity-Income Fund ("Equity-Income," formerly Value Equity), the Balanced Fund ("Balanced"), the Strategic Income Fund ("Strategic Income"), the Investment Quality Bond Fund ("Investment Quality Bond"), the National Municipal Bond Fund ("National Municipal Bond"), the U.S. Government Securities Fund ("U.S. Government Securities") and the Money Market Fund ("Money Market").

The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time shares are held. Class B shares will automatically convert to Class A shares of the same portfolio eight years after purchase. Class C shares are sold without an initial sales charge. Class C shares will automatically convert to Class A shares of the same portfolio ten years after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class has exclusive voting rights with respect to its distribution plan (See Note 5). Class A, Class B and Class C of Money Market have the same expense structure and no distribution expense.

CypressTree Asset Management Corporation, Inc. ("CAM"), a wholly-owned subsidiary of CypressTree Investments, Inc. ("CypressTree"), serves as investment adviser and principal underwriter for the Fund, effective October 1, 1997, pursuant to approval by the Fund's Board of Trustees and the Fund's shareholders. Previously, those services were provided to the Fund by NASL Financial Services, Inc. ("NASL Financial"). CypressTree Funds Distributors, Inc. ("CFD"), also a wholly-owned subsidiary of CypressTree, serves as distributor for the Fund, effective October 1, 1997.

CypressTree, located in Boston, Massachusetts was formed in 1996 to acquire, advise and distribute mutual funds through broker-dealers, banks and other intermediaries.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed when preparing the Funds' financial statements. These policies are in accordance with generally accepted accounting principles ("GAAP").

Security Valuation. Securities held by Money Market and money market instruments with remaining maturities of 60 days or less held by the other portfolios are valued at either the amortized cost basis or original cost plus accrued interest, both of which approximate current market value. All other securities held by the Fund are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading on the Exchange. Other assets and securities for which no such quotation or valuations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees.

Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (i) market value of securities, other assets and other liabilities at the current rate of exchange of such currencies against U.S. dollars; and

     (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Gains and losses that arise from changes in foreign exchange rates have been segregated from gains and losses that arise from changes in the market prices of investments. These gains and losses are included with gains and losses on foreign currency and forward foreign currency contracts in the Statements of Operations.

Forward Foreign Currency Contracts. All portfolios with the exception of U.S. Government Securities, National Municipal Bond and Money Market may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period and the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward currency exchange rates supplied by quotation service. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 2 - continued

Net realized gains (losses) on forward foreign currency contracts, shown in the Statements of Operations, includes net gains or losses realized by a portfolio on contracts which have matured or which the portfolio has terminated by entering into an offsetting commitment.

Forward Commitments. The Fund may make forward commitments to purchase and sell securities. Delivery and payment for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities underlying a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the portfolio's net asset value starting on the day the portfolio agrees to purchase the securities.

Mortgage Dollar Rolls. Strategic Income and U.S. Government Securities may enter into mortgage dollar rolls in which they sell mortgage-backed securities for normal delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at the same price on an agreed upon date. The portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Securities Lending. The Fund may lend its portfolio securities in amounts up to 33% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully collateralized by cash, cash equivalents, short term investments or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and marked to market to the value of the loaned securities on a daily basis. The portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of portfolio securities will only be made to firms deemed by the Subadvisers to be creditworthy.

The portfolio receives compensation for lending its securities either in form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Income generated from the investment of cash collateral is included as interest income in the Statements of Operations. All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and must be maintained at that level during the period of the loan. During the loan period, the portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At April 30, 1998, the value of the securities loaned amounted to $2,623,719, $5,377,924, $10,789,405, $2,696,123, $2,469,873, $6,804,374, $12,105,077, $5,379,697,
$13,341,883, $1,029,654 and $9,161,216 in International Small Cap, International Growth and Income, Global Equity, Small/Mid Cap, Growth Equity, Growth and Income, Equity-Income, Balanced, Strategic Income, Investment Quality Bond and U.S. Government Securities, respectively. At April 30, 1998, the value of collateral amounted to $2,717,979, $5,507,448, $11,214,867, $2,741,407,
$2,544,356, $6,919,025, $12,305,022, $5,449,285, $13,751,685, $1,059,925 and
$9,293,178 in International Small Cap, International Growth and Income, Global Equity, Small/Mid Cap, Growth Equity, Growth and Income, Equity-Income, Balanced, Strategic Income, Investment Quality Bond and U.S. Government Securities, respectively.

Federal Income Taxes. The Fund's policy is for each portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each portfolio is treated as a separate taxpayer for federal income tax purposes.

Distributions of Income and Gains. Distributions of net investment income are declared as a dividend to shareholders of record as of the close of business each day and are paid monthly for Strategic Income, Investment Quality Bond, National Municipal Bond, U.S. Government Securities and Money Market, semi-annually to shareholders of International Growth and Income and Growth and Income, and annually to shareholders of International Small Cap, Global Equity, Emerging Growth, Small/Mid Cap, Growth Equity, Tax-Sensitive Equity, Equity-Income and Balanced. During any particular year, net realized gains from investment, futures and foreign currency transactions for each portfolio, in excess of available capital loss carryforwards of each portfolio, would be taxable to the portfolio if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a federal excise tax.

Equalization. Through the year ended October 31, 1997 the Fund followed the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of repurchases of the Fund's shares were allocated, on a per share basis, to undistributed net investment income. As a result, book undistributed net investment income per share was unaffected by sales or redemptions of the Fund's shares. Because Distributions to shareholders are determined on a tax basis, however, this practice is no longer considered meaningful, so, as of November 1, 1997 this practice was discontinued. This change does not effect the Funds' net assets, net asset value per share or the

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 2 - continued

increase/(decrease) in net assets. The cumulative effect of this change was to decrease undistributed net investment income/(loss) and to increase paid-in-capital previously reported through October 31, 1997 by $6,325 in the International Small Cap Fund, by $87,652 in the Growth Equity fund, by $169,122 in the Growth and Income Fund, by $113,876 in the Equity-Income Fund, by $471 in the Strategic Income Fund, and by $16,211 in the Investment Quality Bond Fund, and to increase undistributed net investment income/(loss) and to decrease paid-in-capital previously reported through October 31, 1997 by $3,653 in the International Growth and Income Fund, by $390,926 in the Global Equity Fund by $200,934 in the Balanced Fund, and by $202,524 in the U.S. Government Securities Fund.

Repurchase and Reverse Repurchase Agreements. Each portfolio may enter into repurchase agreements and, additionally, U.S. Government Securities may enter into reverse repurchase agreements. When a portfolio enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to 102% of the resale price, and such portfolio will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, a portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price. Under a reverse repurchase agreement, U.S. Government Securities may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price.

Other. Investment security transactions are accounted for on the trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. All original issue discounts are accreted for financial and federal income tax reporting purposes. The Fund uses the First In, First Out method for determining realized gain or loss on investments, futures and foreign currency for both financial and federal income tax reporting purposes. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Capital Accounts. The Fund reports the accumulated undistributed net investment income (loss) and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each portfolio of the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value.

3. CAPITAL SHARES. Share activity for the six months ended April 30, 1998 is as follows:


                                                Class A                         Class B                           Class C
                                       --------------------------       -------------------------         -----------------------
                                         Shares         Capital           Shares        Capital             Shares      Capital
                                       ----------     -----------       ----------    -----------         ----------  -----------
International Small Cap
-----------------------
Sold...........................            19,060        $275,429           65,716       $947,997             52,797     $752,885
Redeemed.......................         (100,957)     (1,443,498)         (25,425)    (1,304,011)           (92,950)  (1,325,891)
                                       ----------    ------------       ----------    -----------         ----------  -----------
  Net increase/(decrease)......          (81,897)    ($1,168,069)           40,291     ($356,014)           (40,153)   ($573,006)
                                       ----------    ------------       ----------    -----------         ----------  -----------

International Growth and Income
-------------------------------
Sold...........................            80,928        $867,133          115,546     $1,233,377            103,486   $1,100,779
Reinvestment of distributions..            44,086         424,106          131,403      1,264,504             73,392      706,033
Redeemed.......................         (159,406)    ($1,708,509)        (287,448)    (3,051,433)          (146,212)  (1,558,703)
                                       ----------    ------------       ----------    -----------         ----------  -----------
  Net increase/(decrease)......          (34,392)      ($417,270)         (40,499)     ($553,552)             30,666     $248,109
                                       ----------    ------------       ----------    -----------         ----------  -----------

Global Equity
-------------
Sold...........................           321,498      $5,327,121          180,585     $3,036,272            173,636   $2,890,859
Reinvestment of distributions..           152,180       2,323,793          136,782      2,076,353            262,341    3,998,092
Redeemed.......................         (375,210)     (6,266,508)        (182,545)    (3,053,980)          (467,400)  (7,783,337)
                                       ----------    ------------       ----------    -----------         ----------  -----------
  Net increase/(decrease)......            98,468      $1,384,406          134,822     $2,058,645           (31,423)   ($894,386)
                                       ----------    ------------       ----------    -----------         ----------  -----------

Emerging Growth
---------------
Sold...........................            16,025        $165,011            6,237        $66,991             11,671     $127,313
Redeemed.......................           (4,758)        (50,993)               --             --                 --           --
                                       ----------    ------------       ----------    -----------         ----------  -----------
  Net Increase/(decrease)......            11,267        $114,018            6,237        $66,991             11,671     $127,313
                                       ----------    ------------       ----------    -----------         ----------  -----------

Small/Mid Cap
-------------
Sold...........................            92,902      $1,454,971          152,010     $2,377,754            188,981   $2,946,856
Reinvestment of distributions..             4,511          64,099           13,422        188,304             13,917      195,545
Redeemed.......................          (84,116)     (1,390,285)         (75,794)    (1,200,602)          (141,924)  (2,294,282)
                                       ----------    ------------       ----------    -----------         ----------  -----------
  Net Increase/(decrease)......            13,297        $128,785           89,638     $1,365,456             60,974     $848,119
                                       ----------    ------------       ----------    -----------         ----------  -----------

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------
Note 3- continued

                                             Class A                        Class B                          Class C
                                    --------------------------      ------------------------       ------------------------
                                       Shares        Capital          Shares        Capital          Shares       Capital

                                    ---------------------------      -----------------------       ------------------------
Growth Equity
-------------
Sold ...........................         39,523      $678,237          139,616    $2,416,784           107,675     $1,838,603
Reinvestment of distributions ..         16,478       255,767           47,937       737,772            69,270      1,065,369
Redeemed                                (22,417)     (390,058)        (100,990)   (1,749,062)         (105,873)    (1,809,229)
                                        --------     ---------        ---------   -----------         ---------    -----------
Net increase (decrease) ........         33,584      $543,946           86,563    $1,405,494            71,072     $1,094,743
                                         ------      --------           ------    ----------            ------     ----------

Tax-Sensitive Equity
--------------------
Sold  ..........................        114,765    $1,236,316           95,936    $1,057,630            29,928       $331,916
Redeemed .......................        (22,736)     (252,000)               -             -                 -              -
                                        --------     ---------          ------    ----------            ------       --------
  Net increase/(decrease) ......         92,029      $984,316           95,936    $1,057,630            29,928       $331,916
                                         ------      --------           ------    ----------            ------       --------

Growth and Income
-----------------
Sold ...........................        499,653   $11,280,530          509,454   $11,590,278           560,830    $12,714,437
Reinvestment of distributions ..        127,179     2,612,267          202,572     4,138,553           348,067      7,142,485
Redeemed .......................       (342,278)   (7,717,258)        (161,166)   (3,670,367)         (450,706)   (10,263,642)
                                       ---------   -----------        ---------   -----------         ---------   ------------
  Net increase/(decrease) ......        284,554    $6,175,539          550,860   $12,058,464           458,191     $9,593,280
                                        -------    ----------          -------   -----------           -------     ----------

Equity-Income
-------------
Sold ...........................        242,673    $4,336,882          221,356    $3,917,919           396,284     $7,018,210
Reinvestment of distributions ..        194,951     3,251,819          170,531     2,827,410           446,827      7,448,604
Redeemed .......................       (274,113)   (4,931,176)        (187,903)   (3,347,110)         (513,090)    (9,074,837)
                                       ---------   -----------        ---------   -----------         ---------    -----------
  Net increase/(decrease)               163,511    $2,657,525          203,984    $3,398,219           330,021     $5,391,977
                                        -------    ----------          -------    ----------           -------     ----------

Balanced
--------
Sold ..........................         123,912    $1,387,558          257,882    $2,858,219           165,483     $1,882,390
Reinvestment of distributions..         222,869     2,300,076          274,734     2,832,512         1,113,835     11,628,652
Redeemed ......................         (76,083)     (850,603)        (141,582)   (1,645,180)         (645,040)    (7,359,089)
                                        --------     ---------        ---------   -----------         ---------    -----------
Net increase (decrease) .......         270,698    $2,837,031          391,034    $4,045,551           634,278     $6,151,953
                                        -------    ----------          -------    ----------           -------     ----------

Strategic Income
----------------
Sold ..........................         214,627    $2,104,130          282,539    $2,766,308           602,073     $5,898,236
Reinvestment of distributions .          48,010       467,976           80,330       782,787           115,038      1,121,138
Redeemed ......................        (160,778)   (1,574,290)        (445,059)   (4,363,431)         (342,959)    (3,356,704)
                                       ---------   -----------        ---------   -----------         ---------    -----------
  Net increase/(decrease)               101,859      $997,816          (82,190)    ($814,336)          374,152     $3,662,670
                                        -------      --------          --------    ----------          -------     ----------

Investment Quality Bond
-----------------------
Sold ..........................          34,657      $366,930           56,972      $601,925            85,535       $907,940
Reinvestment of distributions .          14,273       151,170            9,356        99,066            11,328        119,924
Redeemed ......................         (89,536)     (949,653)         (64,386)     (680,950)         (202,031)    (2,141,516)
                                        --------     ---------         --------     ---------         ---------    -----------
  Net increase/(decrease)               (40,606)    ($431,553)           1,942       $20,041          (105,168)   ($1,113,652)
                                        --------    ----------           -----       -------          ---------   ------------

National Municipal Bond
-----------------------
Sold ..........................          23,857      $243,628           20,231      $206,864            53,230       $545,139
Reinvestment of distributions .           5,814        59,381            5,870        59,942             6,525         66,642
Redeemed ......................         (72,670)     (741,006)        (125,106)   (1,283,126)          (69,820)      (713,841)
                                        --------     ---------        ---------   -----------          --------      ---------
  Net increase/(decrease)               (42,999)    ($437,997)         (99,005)  ($1,016,320)          (10,065)     ($102,060)
                                        --------    ----------         --------  ------------          --------     ----------

U.S. Government Securities
--------------------------
Sold ..........................         263,138    $2,619,046          150,459    $1,499,812           126,702     $1,261,584
Reinvestment of distributions .          82,760       824,080           21,292       212,098            26,395        262,934
Redeemed  .....................        (688,043)   (6,862,278)        (367,638)   (3,660,518)         (417,824)    (4,163,435)
                                       ---------   -----------        ---------   -----------         ---------    -----------
  Net increase/(decrease)......        (342,145)  ($3,419,152)        (195,887)  ($1,948,608)         (264,727)   ($2,638,917)
                                       ---------  ------------        ---------  ------------         ---------   ------------

Money Market
------------
Sold ..........................       7,632,868    $7,632,868        5,073,542    $5,073,542         5,293,200     $5,293,283
Reinvestment of distributions .         177,894       177,894           45,988        45,988           143,817        143,817
Redeemed ......................      (8,657,628)   (8,657,629)      (4,546,376)   (4,546,376)       (6,637,396)    (6,637,396)
                                     -----------   -----------      -----------   -----------       -----------    -----------
  Net increase/(decrease) .....        (846,866)    ($846,867)         573,154      $573,154        (1,200,379)   ($1,200,296)
                                       ---------    ----------         -------      --------        -----------   ------------


NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 3 -- continued

Share activity for the year ended October 31, 1997 is as follows:

                                             Class A                        Class B                          Class C
                                       ---------------------          ---------------------          ---------------------
                                       Shares        Capital          Shares        Capital          Shares        Capital
                                       ------        -------          ------        -------          ------        -------
International Small Cap
-----------------------
Sold ..............................     172,223    $2,420,431          311,497    $4,351,711           287,465     $4,020,988
Redeemed ..........................     (97,424)  ($1,351,821)        (152,898)  ($2,152,252)         (187,448)   ($2,627,640)
                                    ------------  ------------     ------------  ------------      ------------   ------------
Net increase ......................      74,799    $1,068,610          158,599    $2,199,459           100,017     $1,393,348
                                    ------------  ------------     ------------  ------------      ------------   ------------


International Growth and Income
-------------------------------
Sold ..............................     167,110    $1,792,918          334,333    $3,645,247           227,165     $2,478,076
Reinvestment of distributions .....      35,116       372,765           98,555     1,060,875            61,067        656,479
Redeemed ..........................    (206,586)   (2,209,558)        (259,786)   (2,818,848)         (304,781)    (3,276,447)
                                    ------------  ------------     ------------  ------------      ------------   ------------
  Net increase/(decrease) .........      (4,360)     ($43,875)         173,102    $1,887,274           (16,549)     ($141,892)
                                    ------------  ------------     ------------  ------------      ------------   ------------

Global Equity
-------------
Sold ..............................     464,254    $7,173,904          399,551    $6,134,403           473,379     $7,118,221
Reinvestment of distributions .....     208,420     2,882,299          193,787     2,670,382           469,264      6,461,761
Redeemed ..........................    (563,696)   (8,611,676)        (407,472)   (6,025,088)       (1,660,187)   (24,698,621)
                                    ------------  ------------     ------------  ------------      ------------   ------------
  Net increase/(decrease) .........     108,978    $1,444,527          185,866    $2,779,697          (717,544)  ($11,118,639)
                                    ------------  ------------     ------------  ------------      ------------   ------------


Small/Mid Cap
-------------
Sold ..............................     195,283    $2,625,840          399,400    $5,644,058           742,841    $10,160,673
Redeemed ..........................    (161,404)   (2,248,506)        (158,565)   (2,183,317)         (519,604)    (7,118,896)
                                    ------------  ------------     ------------  ------------      ------------   ------------
  Net increase ....................      33,879      $377,334          240,835    $3,460,741           223,237     $3,041,777
                                    ------------  ------------     ------------  ------------      ------------   ------------

Growth Equity
-------------
Sold ..............................     126,280    $1,864,938          494,750    $7,629,840           521,137     $7,942,112
Reinvestment of distributions .....       2,321        32,171            3,748        51,907             6,399         88,628
Redeemed ..........................    (111,960)   (1,666,958)        (309,407)   (4,730,354)         (244,574)    (3,717,442)
                                    ------------  ------------     ------------  ------------      ------------   ------------
Net increase ......................      16,641      $230,151          189,091    $2,951,393           282,962     $4,313,298
                                    ------------  ------------     ------------  ------------      ------------   ------------


Growth and Income
-----------------
Sold ..............................     912,261   $18,629,321          787,724   $15,658,730           882,662    $17,499,038
Reinvestment of distributions .....      67,848     1,195,199          115,717     2,014,284           245,065      4,269,417
Redeemed ..........................    (450,673)   (9,067,086)        (356,257)   (7,090,345)         (871,364)   (17,278,615)
                                    ------------  ------------     ------------  ------------      ------------   ------------
  Net increase ....................     529,436   $10,757,434          547,184   $10,582,669           256,363     $4,489,840
                                    ------------  ------------     ------------  ------------      ------------   ------------


Equity-Income
-------------
Sold ..............................     592,754    $9,599,623          500,961    $8,087,441           824,546    $13,307,463
Reinvestment of distributions .....     442,599     6,338,505          382,378     5,479,472         1,218,941     17,554,558
Redeemed ..........................    (590,786)   (9,345,352)        (356,308)   (5,740,317)       (1,437,499)   (22,895,681)
                                    ------------  ------------     ------------  ------------      ------------   ------------
  Net increase ....................     444,567    $6,592,776          527,031    $7,826,596           605,988     $7,966,340
                                    ------------  ------------     ------------  ------------      ------------   ------------

Balanced
--------
Sold ..............................     234,801    $2,757,480          279,360    $3,253,994           406,687     $4,786,572
Reinvestment of distributions .....     125,521     1,380,732          160,862     1,766,281           737,223      8,183,433
Redeemed ..........................    (265,075)   (3,120,596)        (390,785)   (4,597,129)       (1,633,682)   (19,221,203)
                                    ------------  ------------     ------------  ------------      ------------   ------------
  Net increase/(decrease) .........      95,247    $1,017,616           49,437      $423,146          (489,772)   ($6,251,198)
                                    ------------  ------------     ------------  ------------      ------------   ------------


Strategic Income
----------------
Sold ..............................     728,750    $7,068,862          883,892    $8,617,970         1,643,552    $16,024,302
Reinvestment of distributions .....     108,211     1,049,234          178,435     1,729,297           209,694      2,033,928
Redeemed ..........................    (570,028)   (5,577,914)        (668,180)   (6,506,732)         (827,696)    (8,050,790)
                                    ------------  ------------     ------------  ------------      ------------   ------------
  Net increase ....................     266,933    $2,540,182          394,147    $3,840,535         1,025,550    $10,007,440
                                    ------------  ------------     ------------  ------------      ------------   ------------

Investment Quality Bond
-----------------------
Sold ..............................      71,210      $732,772           85,547      $882,438            93,047       $957,800
Reinvestment of distributions .....      39,782       410,260           22,683       233,667            34,695        357,313
Redeemed ..........................    (311,082)   (3,204,349)        (122,683)   (1,257,374)         (277,224)    (2,834,680)
                                    ------------  ------------     ------------  ------------      ------------   ------------
  Net increase/(decrease) .........    (200,090)  ($2,061,317)         (14,453)    ($141,269)         (149,482)   ($1,519,567)
                                    ------------  ------------     ------------  ------------      ------------   ------------

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 3 - continued


                                             Class A                        Class B                         Class C
                                       ---------------------          ---------------------          -----------------------
                                       Shares        Capital          Shares        Capital          Shares          Capital
                                       ----------  ---------          ----------  ---------          ----------   ----------
National Municipal Bond
-----------------------
Sold ..............................      34,409      $340,883          138,304    $1,351,243            75,518       $739,075
Reinvestment of distributions .....      17,041       167,921           17,223       169,763            17,180        169,430
Redeemed ..........................    (214,451)   (2,098,316)        (137,867)   (1,352,138)         (151,759)    (1,490,977)
                                       ---------   -----------        ---------   -----------         ---------    -----------
  Net increase/(decrease) .........    (163,001)  ($1,589,512)          17,660      $168,868           (59,061)     ($582,472)
                                       ---------  ------------          ------      --------           --------      ---------

U.S. Government Securities
--------------------------
Sold ..............................     669,065    $6,537,020          360,887    $3,536,454           447,002     $4,382,934
Reinvestment of distributions .....     241,937     2,367,629           59,099       578,306            71,244        697,491
Redeemed ..........................  (2,978,747)  (29,121,804)        (727,741)   (7,114,391)       (1,079,330)   (10,556,239)
                                     -----------  ------------        ---------   -----------       -----------   ------------
  Net increase/(decrease) .........  (2,067,745) ($20,217,155)        (307,755)  ($2,999,631)         (561,084)   ($5,475,814)
                                     ----------- -------------        ---------  ------------         ---------   ------------

Money Market
------------
Sold ..............................  22,410,945   $22,410,945       12,033,916   $12,033,916        25,707,878    $25,707,878
Reinvestment of distributions .....     360,144       360,144          140,200       140,200           413,794        413,794
Redeemed .......................... (19,800,772)  (19,800,772)     (11,905,013)  (11,905,013)      (28,422,359)   (28,422,359)
                                    ------------  ------------     ------------  ------------      ------------   ------------
  Net increase/(decrease) .........   2,970,317    $2,970,317          269,103      $269,103        (2,300,687)   ($2,300,687)
                                      ---------    ----------          -------      --------        -----------   ------------

4. PURCHASES AND SALES OF SECURITIES. The following table summarizes the securities transactions (excluding short-term investments) for all portfolios, excluding Money Market, for the six months ended April 30,1998:

                                                          Purchases                                        Sales
                                             -----------------------------------           ---------------------------------
   Portfolio                                 U.S. Government        Other Issues           U.S. Government      Other Issues
   ---------                                 ---------------        ------------           ---------------      ------------
International Small Cap ...........                 -------           $4,643,303                 -------             $4,397,322
International Growth & Income .....                 -------           31,428,553                 -------             33,176,329
Global Equity  ....................                 -------           13,105,358                 -------             18,179,330
Emerging Growth ...................                 -------              259,690                 -------                 19,934
Small/Mid Cap  ....................                 -------           25,403,208                 -------             24,516,420
Growth Equity  ....................                 -------           19,959,913                 -------             17,693,980
Tax-Sensitive Equity ..............                 -------            2,250,390                 -------                 74,498
Growth and Income  ................                 -------           26,632,522                 -------             14,915,440
Equity-Income  ....................                 -------           20,714,430                 -------             21,849,987
Balanced  .........................              $9,963,278           79,094,675             $22,421,757             76,784,144
Strategic Income ..................              90,825,617           42,150,090              83,596,069             47,516,959
Investment Quality Bond ...........               1,619,555            1,576,069               1,768,006              2,821,296
National Municipal Bond ...........                 -------            5,400,421                 -------              6,551,437
U.S. Government Securities ........             159,642,024             --------             163,660,526                933,814

Purchases and sales (maturities) for Money Market for the six months ended April 30,1998 were $199,763,171 and $201,652,688, respectively.

At April 30,1998, tax basis net unrealized appreciation was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                                       Tax Basis Net
                                                                        Unrealized            Tax Basis
                                                 Tax Basis             Appreciation          Unrealized       Tax Basis Unrealized
   Portfolio                                       Cost               (Depreciation)        Appreciation          Depreciation
  -----------                                ------------------     -------------------   ------------------  --------------------
International Small Cap ...........               $14,413,301              $3,443,562           $4,066,236             $622,674
International Growth and Income ...                25,630,072               3,439,885            4,230,018              790,133
Global Equity  ....................               103,669,917              36,290,222           40,548,652            4,258,430
Emerging Growth ...................                   237,837                  23,047               26,260                3,213
Small/Mid Cap .....................                29,203,072               6,346,207            6,662,485              316,278
Growth Equity .....................                25,197,262               5,259,673            5,610,390              350,717
Tax-Sensitive Equity ..............                 2,436,714                  42,704               81,018               38,314
Growth and lncome .................               149,873,157              91,024,275           91,735,262              710,987
Equity-Income .....................               148,983,835              40,878,767           42,583,459            1,704,692
Balanced ..........................                91,602,910              11,140,488           13,155,866            2,015,378
Strategic Income ..................               100,101,904               1,556,937            2,468,403              911,466
lnvestment Quality Bond ...........                15,768,299                 382,846              510,031              127,185

NORTH AMERICAN FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements

Note 4- Continued

National Municipal Bond................            15,669,433               882,874                899,540               16,666
U.S. Government Securities.............           101,454,564               430,904                618,642              187,738

5. INVESTMENT ADVISORY AGREEMENTS. The Fund maintains an Investment Advisory Agreement with CAM ("the Adviser"), effective October 1, 1997, pursuant to approval by the Fund's Board of Trustees and Fund shareholders. The Adviser is responsible for managing the corporate and business affairs of the Fund and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each portfolio, subject to the supervision of the Trustees of the Fund. As compensation for its services, the Adviser receives a fee from the Fund computed separately for each portfolio at an annual percentage of average net assets as follows:

                                                                        Between
                                                                      $50,000,000           Between
                                                   First                 and               $200,000,000        Excess over
Portfolio                                        $50,000,000          $200,000,000       and $500,000,000     $500,000,000
---------                                        -----------          ------------       ----------------     ------------

International Small Cap........................     1.050%               1.000%                .900%              .800%
International Growth and Income................      .900%                .850%                .800%              .750%
Global Equity..................................      .900%                .900%                .700%              .700%
Emerging Growth................................      .950%                .950%                .950%              .950%
Small/Mid Cap..................................      .925%                .900%                .875%              .850%
Growth Equity..................................      .900%                .850%                .825%              .800%
Tax-Sensitive Equity...........................      .850%                .800%                .775%              .700%
Growth and Income..............................      .725%                .675%                .625%              .550%
Equity-Income..................................      .800%                .700%                .600%              .600%
Balanced.......................................      .775%                .725%                .675%              .625%
Strategic Income...............................      .750%                .700%                .650%              .600%
Investment Quality Bond........................      .600%                .600%                .525%              .475%
National Municipal Bond........................      .600%                .600%                .600%              .600%
U.S. Government Securities.....................      .600%                .600%                .525%              .475%
Money Market...................................      .200%                .200%                .200%              .145%

For the six months ended April 30, 1998, CAM paid aggregate subadvisory fees of $1,633,542. In addition, CAM retained net investment advisory fees of $1,867,869 after payment of subadvisory fees, which were allocated among the portfolios as follows:

                                         Fee            % of Net Assets            Fee            % of Net Assets
                                        Paid to            Paid to               Retained           Retained
   Portfolio                           Subadviser        Subadviser              by CAM             by Adviser
   ---------                           --------------    -------------           -------           --------------
International Small Cap..............   $56,254              .65%                $34,617               .40%
International Growth and Income......    73,194              .50%                 58,555               .40%
Global Equity........................   304,917              .47%                280,124               .43%
Emerging Growth......................       299              .54%                    217               .39%
Small/Mid Cap........................    84,470              .52%                 64,358               .40%
Growth Equity........................    68,038              .50%                 54,430               .40%
Tax-Sensitive Equity.................     1,030              .44%                    915               .39%
Growth and Income....................   297,938              .28%                420,272               .40%
Equity-Income........................   294,223              .33%                359,238               .40%
Balanced.............................   173,923              .35%                198,800               .40%
Strategic Income.....................   140,110              .33%                170,284               .40%
Investment Quality Bond..............    19,247              .23%                 32,079               .38%
National Municipal Bond..............    22,042              .25%                 30,883               .35%
U.S. Government Securities...........    91,045              .23%                151,743               .38%
Money Market.........................     6,812              .08%                 11,354               .13%



Expense Reimbursement and Distribution Plan. Pursuant to the Investment Advisory Agreement, the Adviser will reduce the advisory fee or if necessary reimburse each portfolio of the Fund (excluding taxes, portfolio brokerage commissions, interest, certain litigation and indemnification expenses, extraordinary expenses and all of the portfolio's distribution fees) for expenses incurred in excess (Expense limitation) of the following annual percentages of average net assets as highlighted in the table below.

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 to use its assets to finance certain activities relating to the distribution of its shares to investors. The Plan is a "compensation" plan providing for the payment by each portfolio, other than Money Market, of a monthly distribution fee to the Adviser as principal underwriter for the Fund as highlighted in the table below:

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------
Note 5 - Continued


   Portfolio                                       Class A                  Class B                  Class C
  ----------------                             --------------            -------------            --------------
International Small Cap
-----------------------
   Management fees.................                    1.050%               1.050%                  1.050%
   Other expenses .................                    0.500%               0.500%                  0.500%
                                                       ------               ------                  ------
   Expense limitation..............                    1.550%               1.550%                  1.550%
                                                       ======               ======                  ======
   Rule 12b-1 fees.................                    0.350%               1.000%                  1.000%
                                                       ------               ------                  ------

International Growth and Income
-------------------------------
   Management fees.................                    0.900%               0.900%                  0.900%
   Other expenses..................                    0.500%               0.500%                  0.500%
                                                       ------               ------                  ------
   Expense limitation..............                    1.400%               1.400%                  1.400%
                                                       ======               ======                  ======
   Rule 12b-1 fees.................                    0.350%               1.000%                  1.000%

Global Equity
-------------
   Management fees.................                    0.900%               0.900%                  0.900%
   Other expenses..................                    0.500%               0.500%                  0.500%
                                                       ------               ------                  ------
   Expense limitation..............                    1.400%               1.400%                  1.400%
                                                       ======               ======                  ======
   Rule 12b-1 fees.................                    0.350%               1.000%                  1.000%

Emerginq Growth
---------------
   Management fees..................                   0.950%               0.950%                  0.950%
   Other expenses...................                   0.400%               0.400%                  0.400%
                                                       ------               ------                  ------
   Expense limitation...............                   1.350%               1.350%                  1.350%
                                                       ======               ======                  ======
   Rule 12b-1 fees..................                   0.350%               1.000%                  1.000%

Small/Mid Cap
-------------
   Management fees..................                   0.925%               0.925%                  0.925%
   Other expenses...................                   0.400%               0.400%                  0.400%
                                                       ------               ------                  ------
   Expense limitation...............                   1.325%               1.325%                  1.325%
                                                       ======               ======                  ======
   Rule 12b-1 fees..................                   0.350%               1.000%                  1.000%

Growth Equity
-------------
   Management fees..................                   0.900%               0.900%                  0.900%
   Other expenses...................                   0.400%               0.400%                  0.400%
                                                       ------               ------                  ------
   Expense limitation...............                   1.300%               1.300%                  1.300%
                                                       ======               ======                  ======
   Rule 12b-1 fees..................                   0.350%               1.000%                  1.000%

Tax-Sensitive Equity
--------------------

   Management fees..................                   0.850%               0.850%                  0.850%
   Other expenses...................                   0.400%               0.400%                  0.400%
                                                       ------               ------                  ------
   Expense limitation...............                   1.250%               1.250%                  1.250%
                                                       ======               ======                  ======
   Rule 12b-1 fees..................                   0.350%               1.000%                  1.000%

Growth and Income
-----------------
   Management fees..................                   0.725%               0.725%                  0.725%
   Other expenses...................                   0.265%               0.265%                  0.265%
                                                       ------               ------                  ------
   Expense limitation...............                   0.990%               0.990%                  0.990%
                                                       ======               ======                  ======
   Rule 12b-1 fees..................                   0.350%               1.000%                  1.000%

Equity-Income
-------------
   Management fees...................                  0.800%               0.800%                  0.800%
   Other expenses....................                  0.265%               0.265%                  0.265%
                                                       ------               ------                  ------
   Expense limitation................                  1.065%               1.065%                  1.065%
                                                       ======               ======                  ======
   Rule 12b-1 fees...................                  0.350%               1.000%                  1.000%

Balanced
--------
  Management fees....................                  0.775%               0.775%                  0.775%
   Other expenses....................                  0.265%               0.265%                  0.265%
                                                       ------               ------                  ------
   Expense limitation................                  1.040%               1.040%                  1.040%
                                                       ======               ======                  ======
   Rule 12b-1 fees...................                  0.350%               1.000%                  1.000%

Strategic Income
----------------
   Management fees...................                  0.750%               0.750%                  0.750%
   Other expenses....................                  0.400%               0.400%                  0.400%
                                                       ------               ------                  ------
   Expense limitation................                  1.150%               1.150%                  1.150%
                                                       ======               ======                  ======
   Rule 12b-1 fees...................                  0.350%               1.000%                  1.000%


NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------
Note 5 - Continued

   Portfolio                                       Class A                  Class B                  Class C
 ---------------                                  ---------                ----------               ---------
Investment Quality Bond
-----------------------
   Management fees....................              0.600%                   0.600%                    0.600%
   Other expenses.....................              0.300%                   0.300%                    0.300%
                                                    ------                   ------                    ------
   Expense limitation.................              0.900%                   0.900%                    0.900%
                                                    ======                   ======                    ======
   Rule 12b-1 fees....................              0.350%                   1.000%                    1.000%

National Municipal Bond
-----------------------
   Management fees.....................             0.600%                   0.600%                    0.600%
   Other expenses......................             0.240%                   0.240%                    0.240%
                                                    ------                   ------                    ------
   Expense limitation..................             0.840%                   0.840%                    0.840%
                                                    ======                   ======                    ======
   Rule 12b-1 fees.....................             0.150%                   1.000%                    1.000%

U.S. Government Securities
--------------------------
   Management fees.....................             0.600%                   0.600%                   0.600%
   Other expenses......................             0.300%                   0.300%                   0.300%
                                                    ------                   ------                   ------
   Expense limitation..................             0.900%                   0.900%                   0.900%
                                                    ======                   ======                   ======
   Rule 12b-1 fees.....................             0.350%                   1.000%                   1.000%

Money Market
------------
   Management fees.....................             0.200%                   0.200%                   0.200%
   Other expenses......................             0.300%                   0.300%                   0.300%
                                                    ------                   ------                   ------
   Expense limitation..................             0.500%                   0.500%                   0.500%
                                                    ======                   ======                   ======

In accordance with the Investment Advisory agreement, the Advisers, in addition to providing advisory services, provide accounting and administrative services for which CAM charged $694,600 to the Fund, before reimbursement based on expense limitations, for the six-months ended April 30,1998.

6. TRUSTEE'S FEES. The Fund pays each Trustee who is not an employee or a director of the Adviser or its affiliates a fee of $750 plus travel expenses for each Board of Trustees meeting attended and an annual retainer of $3,000.

7. COMMITMENTS. At April 30,1998, International Small Cap, Global Equity, International Growth and Income, Balanced and Strategic Income had entered into forward foreign currency contracts which contractually obligate the portfolio to deliver currencies at future dates. Open sale and purchase contracts at April 30,1998 were as follows:


                                                                                                                  Net
                                     Contracts                                                                 Unrealized
                                        to                  In Exchange     Settlement                        Appreciation
                                     Deliver                   For             Date           Value          (Depreciation)
                                  ---------------         --------------   ------------     ---------       ---------------
International Small Cap
-----------------------
Purchases
                                        $3,366       ESP       512,784            5/05/98     $3,367                $1
                                        ------                                                ------                --

International Growth and Income
-------------------------------
Sales
   Great British Pounds...........      72,296                $120,568            5/01/98    120,930             ($362)
   Great British Pounds...........     903,758               1,478,207            5/27/98  1,509,675           (31,468)
   Japanese Yen...................  30,000,000                 227,497            5/01/98    226,689               808
   Japanese Yen................... 258,024,172               2,004,840            5/27/98  1,957,862            46,978
   Austrian Schilling.............   5,686,912                 448,000            5/27/98    451,118            (3,118)
   Swiss Franc....................   1,486,512                 992,000            5/27/98    993,861            (1,861)
   Australian Dollar..............   1,429,916                 953,825            5/27/98    933,088            20,737
   Deutsche Mark..................   8,609,534               4,764,882            5/27/98  4,805,132           (40,250)
   French Franc...................  11,425,957               1,892,725            5/27/98  1,903,877           (11,152)
   Irish Punt.....................     182,505                 253,937            5/27/98    256,049            (2,112)
   Netherlands Guilder............     169,007                  84,419            5/27/98     83,798               621
   New Zealand Dollar.............   1,423,112                 816,867            5/27/98    788,630            28,237
   Singapore Dollar...............     499,914                 301,516            5/27/98    315,632           (14,116)
                                                               -------                       -------           --------
                                                            14,339,283                    14,346,341            (7,058)
                                                            ----------                    ----------            -------

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 7- Continued

                                    Contracts                                                                 Unrealized
                                        to                  In Exchange     Settlement                        Appreciation
                                     Deliver                   For             Date           Value          (Depreciation)
                                  -------------            ------------     ----------        ------        ---------------

Purchases
                                      $118,525       ATS     1,496,911        5/27/98       $118,744              $219
                                       495,092       AUD       756,269        5/27/98        493,501            (1,591)
                                     2,099,650       DEM     3,789,901        5/27/98      2,115,210            15,560
                                     1,516,650       GBP       903,758        5/27/98      1,509,675            (6,975)
                                     1,976,616       JPY   258,024,172        5/27/98      1,957,862           (18,754)
                                       666,000       NZD     1,165,190        5/27/98        645,700           (20,300)
                                       310,795       SGD       499,914        5/27/98        315,632             4,837
                                       -------                                               -------             -----
                                     7,183,328                                             7,156,324           (27,004)
                                     =========                                             =========           --------
                                                                                                               (34,062)
Global Equity                                                                                                  ========
-------------
Sales
   Netherlands Guilder............   1,715,775                $848,973        5/1/98        $849,351              (378)
    Great British Pounds..........   4,750,000               7,753,825      12/16/98       7,871,171          (117,346)
                                                             ---------                     ---------          ---------
                                                            $8,602,798                     8,720,522          (117,724)
                                                                                                              =========

Strategic Income
----------------
Sales
    Swedish
Krona.............................     339,518                 $43,764         5/4/98        $43,854               (90)
    Swedish Krona.................   6,069,086                 760,537        5/12/98        784,207           (23,670)
    Canadian Dollars..............     964,880                 674,741        5/12/98        674,943              (202)
    Deutsche Mark.................   5,367,013               2,966,404        5/12/98      2,992,814           (26,410)
    New Zealand Dollar............   3,697,070               2,063,005        5/12/98      2,051,516            11,489
    Netherlands Guilder...........   1,795,216                 893,780        5/12/97        889,314             4,466
    Japanese Yen.................. 229,122,752               1,801,665        5/12/98      1,734,530            67,135
    Italian Lira.................1,977,635,438               1,103,357        5/12/98      1,116,566           (13,209)
                                                             ---------                     ---------           --------
                                                            10,307,253                    10,287,744            19,509
                                                            ==========                    ==========            ------
Purchases
                                    $1,143,764       DEM     2,042,644        5/4/98$      1,138,249            (5,515)
                                       881,709       CAD     1,240,625        5/12/98        867,829           (13,880)
                                     2,863,239       DEM     5,220,526        5/12/98      2,911,128            47,889
                                     1,109,898       ITL 1,995,208,313        5/12/98      1,126,488            16,590
                                     1,373,998       JPY   174,846,444        5/12/98      1,323,642           (50,356)
                                       872,276       NZD     1,490,000        5/12/98        826,806           (45,470)
                                       893,780       SEK     6,873,884        5/12/98        888,197            (5,583)
                                       -------                                               -------            -------
                                     9,138,664                                             9,082,339           (56,325)
                                     =========                                             =========           --------
                                                                                                               (36,816)

                                                                 65


Trustees
Bradford K. Gallagher, Chairman
William F. Achtmeyer
Donald B. Allen
William F. Devin
Kenneth J. Lavery


Officers
Bradford K. Gallagher, President
Joseph T. Grause, Jr.,
   Vice President and Treasurer
John I. Fitzgerald, Secretary


Distributor
CypressTree Funds Distributors, Inc.
286 Congress Street
Boston, MA 02210


Adviser
CypressTree Asset Management Corporation, Inc.
125 High Street
Boston, MA 02110


Transfer and Dividend Agent
State Street Bank and Trust Company
P.O. Box 8505
Boston, MA 02266-8505


Independent Accountants
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109


North American Funds Shareholder Service
286 Congress Street
Boston, MA 02210
800-872-8037

                                                                ----------------
                                                                Bulk Third Class
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 Permit No. 19
                                                                    Hudson, MA
                                                                ----------------